File Nos. 2-72836
                                                                        811-3207
                            SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                        FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

      Pre-Effective Amendment No.                                       [  ]


      Post-Effective Amendment No. 34                                   [X]


                                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


      Amendment No. 34                                                  [X]


                        (Check appropriate box or boxes.)

                         GENERAL MONEY MARKET FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York       10166
            (Address of Principal Executive Offices)   (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ----


       X    on April 1, 2002 pursuant to paragraph (b)
      ----


            60 days after filing pursuant to paragraph (a)(i)
      ----
            on     (date)      pursuant to paragraph (a)(i)
      ----
            75 days after filing pursuant to paragraph (a)(ii)
      ----
            on     (date)      pursuant to paragraph (a)(ii) of Rule 485
      ----
If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      ----



GENERAL MONEY MARKET FUNDS


Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities




PROSPECTUS April 1, 2002




CLASS A SHARES             GENERAL MONEY MARKET FUND

                           GENERAL GOVERNMENT SECURITIES  MONEY MARKET FUND

                           GENERAL TREASURY PRIME MONEY MARKET FUND

                           GENERAL MUNICIPAL MONEY MARKET FUND

                           GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

                           GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND





YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







The Funds

CONTENTS

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

General Money Market Fund                                                 2

General Government Securities
Money Market Fund                                                         4

General Treasury Prime
Money Market Fund                                                         6

General Municipal
Money Market Fund                                                         8

General California Municipal
Money Market Fund                                                        10

General New York Municipal
Money Market Fund                                                        12

Management                                                               14

Financial Highlights                                                     15

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                         18

Distributions and Taxes                                                  20

Services for Fund Investors                                              21

Instructions for Regular Accounts                                        22

Instructions for IRAs                                                    23

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.


Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.



Concepts to understand
--------------------------------------------------------------------------------
MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*     maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*     invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

                                                                     The Funds

(Page 1)




                                                       General Money Market Fund
                                                           ---------------------
                                                            Ticker Symbol: GMMXX




GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*     repurchase agreements

*     asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.





MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

*     interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



(Page 2)




PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)



3.39    2.58    3.51    5.44    4.83    4.99    4.93    4.59    5.85    3.85
92      93      94      95      96      97      98      99      00      01


BEST QUARTER:                    Q3 '00                          +1.53%

WORST QUARTER:                   Q4 '01                          +0.55%


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


3.85%                              4.84%                           4.39%


For the fund's current yield, call toll-free:
1-800-645-6561.
--------------------------------------------------------------------------------

What this fund is -- and isn't

--------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.04%


Other expenses                                                          0.05%


--------------------------------------------------------------------------------


TOTAL                                                                   0.79%



--------------------------------------------------------------------------------

Expense example

1 Year                3 Years                  5 Years              10 Years
--------------------------------------------------------------------------------


$81                   $252                     $439                 $978


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.
--------------------------------------------------------------------------------
Concepts to understand
--------------------------------------------------------------------------------
MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class A shares, servicing shareholder accounts and advertising and marketing relating to the fund. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                    General Money Market Fund

(Page 3)


                                                   General Government Securities
                                                               Money Market Fund
                                                          ----------------------
                                                            Ticker Symbol: GGSXX


GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund invests solely in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements collateralized by these securities.


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.



Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.


(Page 4)


PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


3.47    2.71    3.69    5.36    4.79    4.86    4.83    4.46    5.64    3.68
92      93      94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                          +1.48%

WORST QUARTER:                   Q4 '01                          +0.52%


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


3.68%                              4.69%                           4.34%



For the fund's current yield, call toll-free:
1-800-645-6561.
--------------------------------------------------------------------------------

What this fund is -- and isn't
--------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%


Shareholder services fee                                                0.04%

Other expenses                                                          0.03%


--------------------------------------------------------------------------------

TOTAL                                                                   0.77%


--------------------------------------------------------------------------------

Expense example

1 Year                    3 Years                  5 Years              10 Years
--------------------------------------------------------------------------------


$79                       $246                     $428                 $954


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.
--------------------------------------------------------------------------------

Concepts to understand
--------------------------------------------------------------------------------
MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class A shares, servicing shareholder accounts and advertising and marketing relating to the fund. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                              General Government Securities Money Market Fund

(Page 5)


                                                          General Treasury Prime
                                                               Money Market Fund
                                                          ----------------------


                                                            Ticker Symbol: GTAXX




GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.


(Page 6)

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                                 5.26    3.15
92      93      94       95      96      97      98      99      00      01


BEST QUARTER:                    Q3 '00                          +1.37%

WORST QUARTER:                   Q4 '01                          +0.43%


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01


                                                                Since
                                                              inception
         1 Year                                               (12/1/99)
--------------------------------------------------------------------------------


         3.16%                                                 4.22%


For the fund's current yield, call toll-free:
1-800-645-6561.
--------------------------------------------------------------------------------

What this fund is -- and isn't

--------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.00%


Other expenses                                                          0.18%


--------------------------------------------------------------------------------


TOTAL                                                                   0.88%


--------------------------------------------------------------------------------

Expense example

1 Year                 3 Years                5 Years                10 Years
--------------------------------------------------------------------------------


$90                    $281                   $488                   $1,084


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

--------------------------------------------------------------------------------


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2001, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 0.88% to 0.80%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class A shares, servicing shareholder accounts and advertising and marketing relating to the fund. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                     General Treasury Prime Money Market Fund

(Page 7)


                                             General Municipal Money Market Fund
                                                          ----------------------
                                                            Ticker Symbol: GTMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

*     interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.


Although the fund's objective is to generate income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.


(Page 8)

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)



2.62    2.05     2.40    3.42    2.93    3.15    2.98    2.74    3.62    2.36
92      93       94      95      96      97      98      99      00      01


BEST QUARTER:                    Q4 '00                           +0.96%

WORST QUARTER:                   Q4 '01                           +0.37%


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


2.36%                              2.97%                           2.83%


For the fund's current yield, call toll-free:
1-800-645-6561.
--------------------------------------------------------------------------------

What this fund is -- and isn't

--------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.

--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%


Shareholder services fee                                                 0.03%

Other expenses                                                           0.04%


--------------------------------------------------------------------------------


TOTAL                                                                    0.57%


--------------------------------------------------------------------------------

Expense example

1 Year                   3 Years                  5 Years              10 Years
--------------------------------------------------------------------------------


$58                      $183                     $318                 $714


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.
--------------------------------------------------------------------------------

Concepts to understand

--------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                          General Municipal Money Market Fund

(Page 9)

                                  General California Municipal Money Market Fund
                                                          ----------------------
                                                            Ticker Symbol: GCAXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

*     interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* California's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.


Although the fund's objective is to generate income exempt from federal and California state personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal bonds that are exempt only from federal personal income tax.


The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.


(Page 10)

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


2.90    2.30    2.57    3.22    2.84    2.99    2.73    2.46    3.07    2.02
92      93      94      95      96      97      98      99      00      01


BEST QUARTER:                    Q2 '95                           +0.84%

WORST QUARTER:                   Q4 '01                           +0.31%


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


2.02%                              2.65%                           2.71%


For the fund's current yield, call toll-free:
1-800-645-6561.
--------------------------------------------------------------------------------

What this fund is -- and isn't

--------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.

--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%


Shareholder services fee                                                 0.03%

Other expenses                                                           0.05%


--------------------------------------------------------------------------------


TOTAL                                                                    0.58%


--------------------------------------------------------------------------------

Expense example

1 Year                  3 Years                  5 Years               10 Years
--------------------------------------------------------------------------------

$59                     $186                     $324                  $726

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.
--------------------------------------------------------------------------------
Concepts to understand

--------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                               General California Municipal Money Market Fund

(Page 11)

                                    General New York Municipal Money Market Fund
                                                         -----------------------
                                                            Ticker Symbol: GNMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

*     interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.


Although the fund's objective is to generate income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal bonds that are exempt only from federal personal income tax.


The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.



(Page 12)

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


2.63    1.97    2.46    3.28     2.79    3.00    2.73    2.48    3.41    2.18
92      93      94      95       95      97      98      99      00      01


BEST QUARTER:                    Q4 '00                         +0.89%

WORST QUARTER:                   Q4 '01                         +0.33%

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


2.18%                              2.76%                           2.69%


For the fund's current yield, call toll-free:
1-800-645-6561.
--------------------------------------------------------------------------------
What this fund is -- and isn't

--------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.

--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%


Shareholder services fee                                                 0.05%

Other expenses                                                           0.08%


--------------------------------------------------------------------------------

TOTAL                                                                    0.63%
--------------------------------------------------------------------------------

Expense example

1 Year                   3 Years                   5 Years              10 Years
--------------------------------------------------------------------------------


$64                      $202                      $351                 $786


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.
--------------------------------------------------------------------------------

Concepts to understand

--------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                   General New York Municipal Money Market Fund

(Page 13)


MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $193 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including approximately $592 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The funds, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


(Page 14)

FINANCIAL HIGHLIGHTS


The following tables describe the performance of the Class A shares of each fund for the periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.



                                                                                                 TEN MONTHS ENDED     YEAR ENDED
                                                                YEAR ENDED NOVEMBER 30,            NOVEMBER 30,       JANUARY 31,
GENERAL MONEY MARKET FUND                                2001       2000      1999      1998          1997(1)            1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                    1.00      1.00       1.00      1.00           1.00              1.00

 Investment operations:

    Investment income -- net                             .041      .056       .044      .049           .041              .047

 Distributions:

    Dividends from investment
    income -- net                                      (.041)    (.056)     (.044)    (.049)         (.041)            (.047)

 Net asset value, end of period                          1.00      1.00       1.00      1.00           1.00              1.00

 Total return (%)                                        4.21      5.77       4.53      4.98        4.99(2)              4.81
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)              .79       .78        .78       .77         .88(2)               .84

 Ratio of net investment income
 to average net assets (%)                               4.03      5.64       4.44      4.88        4.89(2)              4.71
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)              1,379,758   982,685    863,981   835,706        903,313           764,119


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(2)  ANNUALIZED.




                                                                                                 TEN MONTHS ENDED     YEAR ENDED
 GENERAL GOVERNMENT SECURITIES                                  YEAR ENDED NOVEMBER 30,            NOVEMBER 30,       JANUARY 31,
 MONEY MARKET FUND                                       2001       2000      1999      1998          1997(1)            1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                    1.00      1.00       1.00      1.00           1.00              1.00

 Investment operations:

    Investment income -- net                             .040      .054       .043      .048           .040              .047

 Distributions:

    Dividends from investment
    income -- net                                      (.040)    (.054)     (.043)    (.048)         (.040)            (.047)

 Net asset value, end of period                          1.00      1.00       1.00      1.00           1.00              1.00

 Total return (%)                                        4.05      5.54       4.42      4.88         4.84(2)             4.75
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)              .77       .76        .76       .77          .82(2)              .82

 Ratio of net investment income
 to average net assets (%)                               3.85      5.40       4.35      4.77         4.78(2)             4.65
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                804,956   574,630    610,511   539,878        510,289           519,861


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(2)  ANNUALIZED.

                                                        Financial Highlights

(Page 15)


FINANCIAL HIGHLIGHTS (CONTINUED)

GENERAL TREASURY PRIME                                                                                   YEAR ENDED NOVEMBER 30,
MONEY MARKET FUND                                                                                        2001          2000(1)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                                      1.00             1.00

 Investment operations:  Investment income -- net                                                         .034             .051

 Distributions:          Dividends from investment income -- net                                        (.034)           (.051)

 Net asset value, end of period                                                                           1.00             1.00

 Total return (%)                                                                                         3.49             5.21
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                               .80               .80

Ratio of net investment income to average net assets (%)                                                 3.25              5.49

 Decrease reflected in above expense ratio due to
 actions by Dreyfus (%)                                                                                   .08              .43
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                  66,694           20,179


(1)  FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.



                                                                                              YEAR ENDED NOVEMBER 30,

 GENERAL MUNICIPAL MONEY MARKET FUND                                             2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

Investment operations:

    Investment income -- net                                                     .026       .035      .027       .030       .031

Distributions:

    Dividends from investment income -- net                                    (.026)     (.035)    (.027)     (.030)     (.031)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.59       3.56      2.71       3.02       3.14
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .57        .58       .58        .60        .62

 Ratio of net investment income to average net assets (%)                        2.50       3.51      2.68       2.98       3.09
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        285,966    271,638   285,849    280,398    273,058


(Page 16)


                                                                                                 FOUR MONTHS ENDED    YEAR ENDED
 GENERAL CALIFORNIA MUNICIPAL                                   YEAR ENDED NOVEMBER 30,            NOVEMBER 30,        JULY 31,
 MONEY MARKET FUND                                       2001       2000      1999      1998          1997(1)            1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                    1.00      1.00       1.00      1.00           1.00              1.00

Investment operations:

    Investment income -- net                             .022      .030       .024      .027           .010              .029

Distributions:

    Dividends from investment
    income -- net                                      (.022)    (.030)     (.024)    (.027)         (.010)            (.029)

 Net asset value, end of period                          1.00      1.00       1.00      1.00           1.00              1.00

 Total return (%)                                        2.20      3.04       2.44      2.78         2.96(2)             2.95
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)              .58       .58        .61       .64          .70(2)              .64

 Ratio of net investment income
 to average net assets (%)                               2.20      2.98       2.42      2.74         2.97(2)             2.91
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                476,007   597,054    523,890   335,726        361,102           327,226


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO NOVEMBER 30.

(2)  ANNUALIZED.



 GENERAL NEW YORK MUNICIPAL                                                                   YEAR ENDED NOVEMBER 30,
 MONEY MARKET FUND                                                               2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

Investment operations:

    Investment income -- net                                                     .024       .033      .024       .027       .029

Distributions:

    Dividends from investment income -- net                                    (.024)     (.033)    (.024)     (.027)     (.029)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.40       3.36      2.45       2.77       2.98
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .63        .67       .68        .68        .66

 Ratio of net investment income to average net assets (%)                        2.35       3.31      2.42       2.74       2.94
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        420,605    381,658   378,115    405,054    440,750


                                                       Financial Highlights

(Page 17)


                                                                 YOUR INVESTMENT

ACCOUNT POLICIES

BUYING SHARES


GENERAL FUNDS are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein.


APPLICABLE TO GENERAL MONEY MARKET FUND, GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND AND GENERAL TREASURY PRIME MONEY MARKET FUND ONLY:


YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund's transfer agent is open for regular business. The fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.


IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12:00 noon, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 noon, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 3:00 p.m. for General Treasury Prime Money Market Fund, or by 5:00 p.m. for the other taxable money market funds, and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made after 5:00 p.m, but by 8:00 p.m. for General Treasury Prime Money Market Fund or after 5:00 p.m., but by 8:00 p.m. for the other taxable money market funds, and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:
00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

APPLICABLE TO GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND, GENERAL MUNICIPAL MONEY MARKET FUND AND GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND ONLY:


YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 2:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund's transfer agent is open for regular business. The fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.


IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 4:00 p.m., you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 4:00 p.m., you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 2:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the next NAV determined after the telephone order is accepted and will receive the dividend declared that day. If such an order is made after 2:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.


(Page 18)


Because the municipal money market funds seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified plans.

--------------------------------------------------------------------------------

Minimum investments

                                   Initial         Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $2,500          $100; $500 FOR DREYFUS
                                                   TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750            NO MINIMUM

SPOUSAL IRAS                       $750            NO MINIMUM

ROTH IRAS                          $750            NO MINIMUM


EDUCATION SAVINGS                  $500            NO MINIMUM
ACCOUNTS                                           AFTER THE FIRST YEAR


DREYFUS AUTOMATIC                  $100            $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.


Concepts to understand

--------------------------------------------------------------------------------

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.


Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

* the fund will not honor redemption checks, or process wire, telephone or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

--------------------------------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                 Minimum                 Maximum
--------------------------------------------------------------------------------

CHECK                   NO MINIMUM              $250,000 PER DAY

WIRE                    $1,000                  $500,000 FOR JOINT ACCOUNTS
                                                EVERY 30 DAYS

DREYFUS                 $500                    $500,000 FOR JOINT ACCOUNTS
TELETRANSFER                                    EVERY 30 DAYS
--------------------------------------------------------------------------------

Written sell orders

--------------------------------------------------------------------------------

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*     requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                            Your Investment

(Page 19)

ACCOUNT POLICIES (CONTINUED)

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*     change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


Small account policies

To offset the relatively higher costs of servicing smaller accounts, the California Municipal Money Market Fund and New York Municipal Money Market Fund charge regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

With respect to any fund, if your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to most investors as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Concepts to understand

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS: income or interest paid by a fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.



(Page 20)

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-645-6561.

--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds.
--------------------------------------------------------------------------------

Dreyfus Express(SM) voice-activated account access

You can easily manage your dreyfus accounts, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.


Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Retirement plans


Dreyfus offers a variety of retirement plans for the taxable money market funds, including traditional and Roth IRAs, and Education Savings Accounts. Here's where you call for information:

* for traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561


*     for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
      1-800-358-0910

                                                            Your Investment

(Page 21)

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds


   P.O. Box 9299
   Boston, MA 02205-8553

           By Telephone

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

*    ABA# 021000018
*    fund name and DDA#
*    General Money Market Fund
     DDA# 8900051957
*    General Government Securities Money Market Fund
     DDA# 8900052414
*    General Treasury Prime Money Market Fund
     DDA# 8900403349
*    General Municipal Money Market Fund
     DDA# 8900052376
*    General California Municipal Money Market Fund
     DDA# 8900052163
*    General New York Municipal Money Market Fund
     DDA# 8900052171
*    the share class
*    your Social Security or tax ID number
*    name(s) of investor(s)
*    dealer number if applicable

Call us to obtain an account number.
Return your application with the account number on the application.

           Automatically

WITH AN INITIAL INVESTMENT Indicate
on your application which automatic
service(s) you want. Return your
application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105
Newark, New Jersey 07101-0105

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

*    ABA# 021000018
*    fund name and DDA#
*    General Money Market Fund
     DDA# 8900051957
*    General Government Securities Money Market Fund
     DDA# 8900052414
*    General Treasury Prime Money Market Fund
     DDA# 8900403349
*    General Municipal Money Market Fund DDA# 8900052376
*    General California Municipal Money Market Fund
     DDA# 8900052163
*    General New York Municipal Money Market Fund
     DDA# 8900052171
*    the share class
*    your account number
*    name(s) of investor(s)
*    dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert
"1111" before your account number.

DREYFUS TELETRANSFER  Request Dreyfus
TeleTransfer on your application. Call us to request your transaction.

ALL SERVICES Call us or your financial
representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

*    your name(s) and signature(s)
*    your account number
*    the fund name
*    the dollar amount you want to sell
*    how and where to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds

P.O. Box 9263
Boston, MA 02205-8501


WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file.
Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction.
Be sure the fund has your bank account
information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


(Page 22)

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian


P.O. Box 9552
Boston, MA 02205-8568



           By Telephone
           ------------


           Automatically
           ------------


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:
The Dreyfus Trust Company, Custodian


P.O. Box 9552
Boston, MA 02205-8568



WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

*    ABA# 021000018
*    fund name and DDA#
*    General Money Market Fund
     DDA# 8900051957
*    General Government Securities Money Market Fund
     DDA# 8900052414
*    General Treasury Prime Money Market Fund
     DDA# 8900403349
*    the share class
*    your account number
*    name of investor
*    the contribution year
*    dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert
"1111" before your account number.

ALL SERVICES Call us or your financial
representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.
All contributions will count as current year.

TO SELL SHARES

Write a redemption check* OR write a letter of instruction that includes:

*    your name and signature
*    your account number and fund name
*    the dollar amount you want to sell
*    how and where to send the proceeds
*    whether the distribution is qualified or premature
*    whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail your request to:
The Dreyfus Trust Company, Custodian


P.O. Box 9552
Boston, MA 02205-8568


* A redemption check written for a qualified distribution is not subject to TEFRA.

            --------------


SYSTEMATIC WITHDRAWAL PLAN Call us
to request instructions to establish the plan.

                                                             Your Investment

(Page 23)

NOTES



NOTES


                                                            FOR MORE INFORMATION

General Money Market Fund
-----------------------------------
SEC file number:  811-3207

General Government Securities Money Market Fund
-----------------------------------
SEC file number:  811-3456

General Treasury Prime Money Market Fund
-----------------------------------
SEC file number:  811-3456

General Municipal Money Market Fund
----------------------------------
SEC file number:  811-3481

General California Municipal Money Market Fund
----------------------------------
SEC file number:  811-4871

General New York Municipal Money Market Fund
-----------------------------------
SEC file number:  811-4870

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call your financial representative or 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation
GEN-P0402A


General
Money Market Funds



Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities



PROSPECTUS April 1, 2002


CLASS B SHARES                               GENERAL MONEY MARKET FUND

                                             GENERAL GOVERNMENT SECURITIES
                                             MONEY MARKET FUND

                                             GENERAL TREASURY PRIME
                                             MONEY MARKET FUND

                                             GENERAL MUNICIPAL MONEY MARKET FUND

                                             GENERAL CALIFORNIA MUNICIPAL
                                             MONEY MARKET FUND

                                             GENERAL NEW YORK MUNICIPAL
                                             MONEY MARKET FUND

YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

General Money Market Fund                                                 2

General Government Securities
Money Market Fund                                                         4

General Treasury Prime
Money Market Fund                                                         6

General Municipal
Money Market Fund                                                         8

General California Municipal
Money Market Fund                                                        10

General New York Municipal
Money Market Fund                                                        12

Management                                                               14

Financial Highlights                                                     15

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                         18

Distributions and Taxes                                                  20

Services for Fund Investors                                              21

Instructions for Regular Accounts                                        22

Instructions for IRAs                                                    23

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.




Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.




Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

                                                                    The Funds

(Page 1)

                                                       General Money Market Fund
                                                         -----------------------
                                                            Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*     repurchase agreements

*     asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.



MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

*     interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



(Page 2)

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)




                                4.68    4.84    4.73    4.37    5.61    3.63
92      93      94      95      96      97      98      99      00      01



BEST QUARTER:                    Q3 '00                          +1.47%

WORST QUARTER:                   Q4 '01                          +0.50%

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01


                                                                   Since
                                                                 inception
1 Year                            5 Years                        (3/31/95)
--------------------------------------------------------------------------------


3.63%                              4.63%                           4.70%


For the fund's current yield, call toll-free:
1-800-645-6561.
--------------------------------------------------------------------------------


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.25%


Other expenses                                                          0.08%
--------------------------------------------------------------------------------

TOTAL                                                                   1.03%


--------------------------------------------------------------------------------

Expense example

1 Year                 3 Years                5 Years                 10 Years
--------------------------------------------------------------------------------

$105                   $328                   $569                    $1,259


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.
--------------------------------------------------------------------------------


Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2001, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.03% to 1.00%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                                    General Money Market Fund

(Page 3)



                                 General Government Securities Money Market Fund
                                                          ----------------------
                                                            Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund invests solely in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements collateralized by these securities.




MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.




(Page 4)


PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)




                                4.60    4.69    4.61   4.21    5.39    3.45
92      93      94      95      96      97      98     99      00      01


BEST QUARTER:                    Q3 '00                          +1.42%


WORST QUARTER:                   Q4 '01                          +0.47%


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01


                                                                   Since
                                                                 inception
1 Year                            5 Years                        (3/31/95)
--------------------------------------------------------------------------------


3.45%                              4.47%                           4.55%


For the fund's current yield, call toll-free:
1-800-645-6561.
--------------------------------------------------------------------------------


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.25%


Other expenses                                                          0.09%
--------------------------------------------------------------------------------

TOTAL                                                                   1.04%


--------------------------------------------------------------------------------

Expense example

1 Year                 3 Years                 5 Years              10 Years
--------------------------------------------------------------------------------


$106                   $331                    $574                 $1,271


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.
--------------------------------------------------------------------------------


Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2001, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 1.00%. This undertaking was voluntary.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                              General Government Securities Money Market Fund

(Page 5)



                                        General Treasury Prime Money Market Fund
                                                          ----------------------
                                                            Ticker Symbol: GTBXX


GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.




MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.




(Page 6)


PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)




                                                                5.06    2.94
92      93      94      95      96      97      98      99      00      01



BEST QUARTER:                    Q3 '00                          +1.32%


WORST QUARTER:                   Q4 '01                          +0.37%


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01

                                                                Since
                                                              inception
         1 Year                                               (12/1/99)
--------------------------------------------------------------------------------


         2.94%                                                  4.00%


For the fund's current yield, call toll-free:
1-800-645-6561.
--------------------------------------------------------------------------------

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%


Other expenses                                                           0.18%
--------------------------------------------------------------------------------

TOTAL                                                                    1.13%


--------------------------------------------------------------------------------

Expense example

1 Year                  Years                  5 Years              10 Years
--------------------------------------------------------------------------------


$115                   $359                     $622                 $1,375


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.
--------------------------------------------------------------------------------

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2001, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.13% to 1.00%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                     General Treasury Prime Money Market Fund

(Page 7)


                                             General Municipal Money Market Fund
                                                         -----------------------
                                                            Ticker Symbol: GBMXX


GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

*     interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.


Although the fund's objective is to generate income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.



(Page 8)


PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)





                                2.66    2.86    2.60    2.35    3.21    1.93
92      93      94      95      96      97      98      99      00      01


BEST QUARTER:                    Q4 '00                          +0.85%


WORST QUARTER:                   Q4 '01                          +0.26%


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01


                                                                   Since
                                                                 inception
1 Year                            5 Years                        (3/31/95)
--------------------------------------------------------------------------------


1.93%                              2.59%                           2.65%


For the fund's current yield, call toll-free:
1-800-645-6561.
--------------------------------------------------------------------------------


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%


Other expenses                                                           0.09%
--------------------------------------------------------------------------------

TOTAL                                                                    1.04%


--------------------------------------------------------------------------------

Expense example

1 Year                 3 Years                 5 Years              10 Years
--------------------------------------------------------------------------------


$106                   $331                    $574                 $1,271


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.
--------------------------------------------------------------------------------

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2001, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 0.98%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                          General Municipal Money Market Fund

(Page 9)


                                  General California Municipal Money Market Fund
                                                          ----------------------
                                                            Ticker Symbol: GENXX


GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls



MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

*     interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* California's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.


Although the fund's objective is to generate income exempt from federal and California state personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal bonds that are exempt only from federal personal income taxes.


The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.


(Page 10)


PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)






                                2.48    2.62    2.34    2.09    2.65    1.60
92      93      94      95      96      97      98      99      00      01


BEST QUARTER:                    Q2 '00                          +0.72%


WORST QUARTER:                   Q4 '01                          +0.21%


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01


                                                                  Since
                                                                inception
1 Year                            5 Years                        (8/1/95)
--------------------------------------------------------------------------------


1.60%                              2.26%                           2.33%


For the fund's current yield, call toll-free:
1-800-645-6561.
--------------------------------------------------------------------------------


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%


Other expenses                                                           0.09%
--------------------------------------------------------------------------------

TOTAL                                                                    1.04%


--------------------------------------------------------------------------------

Expense example

1 Year                 3 Years                 5 Years              10 Years
--------------------------------------------------------------------------------


$106                   $331                    $574                  $1,271



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.
--------------------------------------------------------------------------------


Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2001, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 1.00%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                              General California Municipal Money Market Fund

(Page 11)


                                    General New York Municipal Money Market Fund
                                                          ----------------------
                                                            Ticker Symbol: GNYXX


GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls



MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

*     interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.


Although the fund's objective is to generate income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal bonds that are exempt only from federal personal income tax.


The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.



(Page 12)


PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)




                                2.51    2.70    2.42    2.16    3.09    1.81
92      93      94      95      96      97      98      99      00      01


BEST QUARTER:                    Q3 '00                          +0.81%


WORST QUARTER:                   Q4 '01                          +0.24%


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01


                                                                   Since
                                                                 inception
1 Year                            5 Years                        (9/8/95)
--------------------------------------------------------------------------------


1.81%                              2.43%                           2.47%


For the fund's current yield, call toll-free:
1-800-645-6561.
--------------------------------------------------------------------------------


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%


Other expenses                                                           0.10%
--------------------------------------------------------------------------------

TOTAL                                                                    1.05%


--------------------------------------------------------------------------------

Expense example

1 Year                  3 Years                5 Years              10 Years
--------------------------------------------------------------------------------


$107                    $334                   $579                 $1,283


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.
--------------------------------------------------------------------------------


Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2001, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.98%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                               General New York Municipal Money Market Fund

(Page 13)



MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $193 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including approximately $592 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.



The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The funds, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


(Page 14)


FINANCIAL HIGHLIGHTS


The following tables describe the performance of the Class B shares of each fund for the periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                                 TEN MONTHS ENDED   YEAR ENDED
                                                                YEAR ENDED NOVEMBER 30,             NOVEMBER 30,   JANUARY 31,
 GENERAL MONEY MARKET FUND                            2001          2000          1999          1998         1997(1)       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                 1.00          1.00          1.00          1.00        1.00          1.00

 Investment operations:  Investment income -- net     .039          .054          .042          .047        .039          .046

 Distributions:          Dividends from investment
                         income -- net              (.039)        (.054)        (.042)        (.047)      (.039)        (.046)

 Net asset value, end of period                       1.00          1.00          1.00          1.00        1.00          1.00

 Total return (%)                                     3.98          5.53          4.32          4.78     4.83(2)          4.65
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)          1.00          1.00          1.00          1.00     1.00(2)          1.00

 Ratio of net investment income
 to average net assets (%)                            3.81          5.41          4.24          4.66     4.78(2)          4.56

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                         .03           .02           .03           .06      .05(2)           .07
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)           4,713,819     3,338,285     3,056,844     2,427,332   1,231,132       369,205

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.
(2)  ANNUALIZED.



                                                                                                 TEN MONTHS ENDED     YEAR ENDED
 GENERAL GOVERNMENT SECURITIES                                  YEAR ENDED NOVEMBER 30,              NOVEMBER 30,     JANUARY 31,
 MONEY MARKET FUND                                  2001          2000          1999          1998         1997(1)       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                 1.00          1.00          1.00          1.00        1.00          1.00

 Investment operations:  Investment income -- net     .037          .052          .041          .046        .038          .045

 Distributions:          Dividends from investment
                         income -- net              (.037)        (.052)        (.041)        (.046)      (.038)        (.045)

 Net asset value, end of period                       1.00          1.00          1.00          1.00        1.00          1.00

 Total return (%)                                     3.81          5.29          4.17          4.66     4.69(2)          4.58
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)          1.00          1.00          1.00           .97     1.00(2)          1.00

 Ratio of net investment income
 to average net assets (%)                            3.60          5.15          4.09          4.55     4.60(2)          4.48

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                         .04           .03           .03           .05      .05(2)           .08
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)             826,720       552,238       659,185       645,984     364,845        90,175

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(2)  ANNUALIZED.


                                                       Financial Highlights
(Page 15)



FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                YEAR ENDED
GENERAL TREASURY PRIME                                                                          NOVEMBER 30,
MONEY MARKET FUND                                                                    2001                        2000(1)
----------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                 1.00                          1.00

 Investment operations:  Investment income -- net                                    .032                          .049

 Distributions:          Dividends from investment income -- net                   (.032)                        (.049)

 Net asset value, end of period                                                      1.00                          1.00

 Total return (%)                                                                    3.27                          5.00
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                         1.00                           1.00

Ratio of net investment income to average net assets (%)                            2.94                           5.14

Decrease reflected in above expense ratio
due to actions by Dreyfus (%)                                                        .13                           4.97
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                             11,987                          5,385


(1) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.




                                                                                             YEAR ENDED NOVEMBER 30,
 GENERAL MUNICIPAL MONEY MARKET FUND                                             2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .021       .031      .023       .026       .028

 Distributions:          Dividends from investment income -- net               (.021)     (.031)    (.023)     (.026)     (.028)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.16       3.16      2.31       2.64       2.86
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .98        .98       .98        .96        .95

 Ratio of net investment income to average net assets (%)                        2.12       3.10      2.29       2.59       2.87

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                    .06        .07       .07        .09        .16
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        447,614    412,041   376,104    377,636    263,008



(Page 16)



                                                                                                  FOUR MONTHS ENDED    YEAR ENDED
 GENERAL CALIFORNIA MUNICIPAL                                  YEAR ENDED NOVEMBER 30,               NOVEMBER 30,       JULY 31,
 MONEY MARKET FUND                                    2001          2000          1999          1998         1997(1)        1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                 1.00          1.00          1.00          1.00          1.00         1.00

 Investment operations:  Investment income -- net     .018          .026          .020          .024          .009         .026

 Distributions:          Dividends from
                         investment income -- net   (.018)        (.026)        (.020)        (.024)        (.009)       (.026)

 Net asset value, end of period                       1.00          1.00          1.00          1.00          1.00         1.00

 Total return (%)                                     1.78          2.63          2.06          2.39        2.57(2)        2.61
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)          1.00          1.00           .95          1.00        1.00(2)        1.00

 Ratio of net investment income
 to average net assets (%)                            1.86          2.53          2.06          2.34        2.62(2)        2.52

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                         .04           .05           .13           .07         .13(2)         .07
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)               3,795         9,948        17,314         8,760         2,669          928

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO NOVEMBER 30.

(2)  ANNUALIZED.

                                                                                              YEAR ENDED NOVEMBER 30,
 GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND                                    2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .020       .030      .021       .024       .027

 Distributions:          Dividends from investment income -- net               (.020)     (.030)    (.021)     (.024)     (.027)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.03       3.05      2.12       2.47       2.68
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .98        .98       .98        .98        .95

 Ratio of net investment income to average net assets (%)                        1.89       2.94      2.14       2.44       2.64

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                    .07        .08       .10        .08        .08
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         41,580     36,056    93,287     46,997     42,169


                                                        Financial Highlights

(Page 17)


Your Investment

ACCOUNT POLICIES

Buying shares


GENERAL FUNDS are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein.


APPLICABLE TO GENERAL MONEY MARKET FUND, GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND AND GENERAL TREASURY PRIME MONEY MARKET FUND ONLY:


YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund's transfer agent is open for regular business. The fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.


IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12:00 noon, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 noon, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 3:00 p.m. for General Treasury Prime Money Market Fund, or by 5:00 p.m. for the other taxable money market funds, and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made after 5:00 p.m., but by 8:00 p.m. for General Treasury Prime Money Market Fund or after 5:00 p.m., but by 8:00 p.m. for the other taxable money market funds, and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:
00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

APPLICABLE TO GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND, GENERAL MUNICIPAL MONEY MARKET FUND AND GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND ONLY:


YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 2:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund's transfer agent is open for regular business. The fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.


IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 4:00 p.m., you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 4:00 p.m., you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 2:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the telephone order is accepted and will receive the dividend declared that day. If such an order is made after 2:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.


(Page 18)


BECAUSE THE MUNICIPAL MONEY MARKET FUNDS seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $2,500             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM


EDUCATION SAVINGS                  $500               NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR


DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.
--------------------------------------------------------------------------------


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.



Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

* the fund will not honor redemption checks, or process wire, telephone or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

--------------------------------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                 Minimum                 Maximum
--------------------------------------------------------------------------------

CHECK                   NO MINIMUM              $250,000 PER DAY

WIRE                    $1,000                  $500,000 FOR JOINT ACCOUNTS
                                                EVERY 30 DAYS

DREYFUS                 $500                    $500,000 FOR JOINT ACCOUNTS
TELETRANSFER                                    EVERY 30 DAYS




Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*     requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                             Your Investment

(Page 19)


ACCOUNT POLICIES (CONTINUED)

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*     change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



Small account policies

To offset the relatively higher costs of servicing smaller accounts, the California Municipal Money Market Fund and New York Municipal Money Market Fund charge regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

With respect to any fund, if your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.



DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to most investors as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.




Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income or interest paid by a fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.



(Page 20)


SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-645-6561.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds.
--------------------------------------------------------------------------------



Dreyfus Express(SM)
voice-activated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.




Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.




Retirement plans


Dreyfus offers a variety of retirement plans for the taxable money market funds, including traditional and Roth IRAs, and Education Savings Accounts. Here's where you call for information:

* for traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561


*     for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
      1-800-358-0910

                                                            Your Investment

(Page 21)



INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

Complete the application.

Mail your application and a check to:
The Dreyfus Family of Funds

P.O. Box 9299
Boston, MA 02205-8553



           By Telephone


WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:
* ABA# 021000018
* fund name and DDA#
* General Money Market Fund
  DDA# 8900051957
* General Government Securities
  Money Market Fund
  DDA# 8900052414
* General Treasury Prime
  Money Market Fund
  DDA# 8900403349
* General Municipal
  Money Market Fund
  DDA# 8900052376
* General California Municipal
  Money Market Fund
  DDA# 8900052163
* General New York Municipal
  Money Market Fund
  DDA# 8900052171

* the share class
* your Social Security or tax ID number
* name(s) of investor(s)
* dealer number if applicable

Call us to obtain an account number.
Return your application with the account number on the application.



           Automatically

WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic
service(s) you want. Return your application with your investment.


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105
Newark, New Jersey 07101-0105

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:
* ABA# 021000018
* fund name and DDA#
* General Money Market Fund
  DDA# 8900051957
* General Government Securities
  Money Market Fund
  DDA# 8900052414
* General Treasury Prime
  Money Market Fund
  DDA# 8900403349
* General Municipal
  Money Market Fund
  DDA# 8900052376
* General California Municipal
  Money Market Fund
  DDA# 8900052163
* General New York Municipal
  Money Market Fund
  DDA# 8900052171

* the share class
* your account number
* name(s) of investor(s)
* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert
"1111" before your account number.

DREYFUS TELETRANSFER  Request Dreyfus
TeleTransfer on your application. Call us to request your transaction.

ALL SERVICES  Call us or your financial
representative to request a form to add
any automatic investing service (see
"Services for Fund Investors"). Complete and return the form along with any other required materials.


TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:
* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds

P.O. Box 9263
Boston, MA 02205-8501


WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file.
Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction.
Be sure the fund has your bank account
information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.


AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.



(Page 22)




INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian

P.O. Box 9552
Boston, MA 02205-8568



           By Telephone
           ------------

           Automatically
           ------------



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:
The Dreyfus Trust Company, Custodian

P.O. Box 9552
Boston, MA 02205-8568




WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:
* ABA# 021000018
* fund name and DDA#
* General Money Market Fund
  DDA# 8900051957
* General Government Securities
  Money Market Fund
  DDA# 8900052414
* General Treasury Prime
  Money Market Fund
  DDA# 8900403349

* the share class
* your account number
* name of investor
* the contribution year
* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert
"1111" before your account number.

ALL SERVICES Call us or your financial
representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.
All contributions will count as current year.



TO SELL SHARES

Write a redemption check* OR write a letter of instruction that includes:
* your name and signature
* your account number and fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail your request to:
The Dreyfus Trust Company, Custodian

P.O. Box 9552
Boston, MA 02205-8568


* A redemption check written for a qualified distribution is not subject to TEFRA.

          ----------------


SYSTEMATIC WITHDRAWAL PLAN  Call us to
request instructions to establish the plan.

                                                             Your Investment

(Page 23)


NOTES


NOTES


                  For More Information





General Money Market Fund
-----------------------------------
SEC file number:  811-3207

General Government Securities Money Market Fund
-----------------------------------
SEC file number:  811-3456

General Treasury Prime Money Market Fund
-----------------------------------
SEC file number:  811-3456

General Municipal Money Market Fund
----------------------------------
SEC file number:  811-3481

General California Municipal Money Market Fund
----------------------------------
SEC file number:  811-4871

General New York Municipal Money Market Fund
-----------------------------------
SEC file number:  811-4870



More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).




To obtain information:

BY TELEPHONE
Call your financial representative or 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation
GEN-P0402B

General

Money Market Funds


Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS April 1, 2002


CLASS X SHARES                          GENERAL MONEY MARKET FUND

                                        GENERAL TREASURY PRIME MONEY MARKET FUND

                                        GENERAL MUNICIPAL MONEY MARKET FUND

YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





(PAGE)

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

General Money Market Fund                                                 2

General Treasury Prime
Money Market Fund                                                         4

General Municipal
Money Market Fund                                                         6

Management                                                                8

Financial Highlights                                                      9

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                         11

Distributions and Taxes                                                  14

Services for Fund Investors                                              15

Instructions for Regular Accounts                                        16

Instructions for IRAs                                                    17

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider three investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    buy only high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

                                                                      The Funds



(PAGE 1)

                                                       General Money Market Fund
                                                              ------------------
                                                              Ticker Symbol: N/A

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*    repurchase agreements

*    asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

*    interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



(PAGE 2)

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in Class X. The bar chart shows the changes in the fund's performance from year to year. Sales loads are not reflected in the bar chart; if they were, the returns shown would have been lower. The table shows the fund's average annual total return over time. These returns include applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                              5.57    3.58
92      93      94      95      96     97      98      99     00      01


BEST QUARTER:                    Q3 '00                          +1.47%

WORST QUARTER:                   Q4 '01                          +0.49%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                 Since
                                                               inception
                                            1 Year              (6/1/99)
--------------------------------------------------------------------------------

Maximum CDSC imposed                      -0.42%                  3.45%

Without CDSC                               3.58%                  4.54%


For the fund's current yield, call toll-free: 1-800-645-6561.
--------------------------------------------------------------------------------

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class X in the table below.
--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum contingent deferred
sales charge (CDSC)                                                     4.00%

AS A % OF THE PURCHASE OR SALE PRICE, WHICHEVER IS LESS
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.25%

Shareholder services fee                                                0.25%


Other expenses                                                          0.18%
--------------------------------------------------------------------------------

TOTAL                                                                   1.18%
--------------------------------------------------------------------------------



Expense example

                           1 Year       3 Years       5 Years        10 Years
--------------------------------------------------------------------------------


WITH REDEMPTION            $520         $675          $849          $1,224

WITHOUT REDEMPTION         $120         $375          $649          $1,224



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.
--------------------------------------------------------------------------------

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2001, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.18% to 1.05%. The undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class X shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                                       General Money Market Fund








(PAGE 3)

                                        General Treasury Prime Money Market Fund
                                                             -------------------
                                                              Ticker Symbol: N/A

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.



(PAGE 4)

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in Class X. The bar chart shows the changes in the fund's performance from year to year. Sales loads are not reflected in the bar chart; if they were, the returns shown would have been lower. The table shows the fund's average annual total return over time. These returns include applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                              5.00    2.89
92      93      94      95      96     97      98      99     00      01


BEST QUARTER:                    Q3 '00                          +1.31%

WORST QUARTER:                   Q4 '01                          +0.36%

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01

                                                                  Since
                                                                inception
                                            1 Year              (12/1/99)
--------------------------------------------------------------------------------

Maximum CDSC imposed                       -1.11%                 2.56%

Without CDSC                                2.89%                 3.95%


For the fund's current yield, call toll-free: 1-800-645-6561.
--------------------------------------------------------------------------------

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class X in the table below.
--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum contingent deferred
sales charge (CDSC)                                                     4.00%

AS A % OF THE PURCHASE OR SALE PRICE, WHICHEVER IS LESS
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.25%

Shareholder services fee                                                0.25%


Other expenses                                                          3.29%
--------------------------------------------------------------------------------

TOTAL                                                                   4.29%

--------------------------------------------------------------------------------


Expense example

                           1 Year       3 Years       5 Years        10 Years
--------------------------------------------------------------------------------


WITH REDEMPTION            $831         $1,601        $2,383        $3,028

WITHOUT REDEMPTION         $431         $1,301        $2,183        $3,028



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.
--------------------------------------------------------------------------------

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2001, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 4.29% to 1.05%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class X shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                        General Treasury Prime Money Market Fund


(PAGE 5)

                                             General Municipal Money Market Fund
                                                              ------------------
                                                              Ticker Symbol: N/A

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the fund manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

*    interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.

Although the fund's objective is to generate income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.


(PAGE 6)

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in Class X. The bar chart shows the changes in the fund's performance from year to year. Sales loads are not reflected in the bar chart; if they were, the returns shown would have been lower. The table shows the fund's average annual total return over time. These returns include applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                              3.16    1.88
92      93      94      95      96     97      98      99     00      01

BEST QUARTER:                    Q4 '00                          +0.83%

WORST QUARTER:                   Q4 '01                          +0.26%

--------------------------------------------------------------------------------




Average annual total return AS OF 12/31/01

                                                                 Since
                                                               inception
                                            1 Year              (6/1/99)
--------------------------------------------------------------------------------

Maximum CDSC imposed                        -2.12%                1.39%

Without CDSC                                 1.88%                2.52%


For the fund's current yield, call toll-free: 1-800-645-6561.
--------------------------------------------------------------------------------

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class X in the table below.
--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum contingent deferred
sales charge (CDSC)                                                     4.00%

AS A % OF THE PURCHASE OR SALE PRICE, WHICHEVER IS LESS
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.25%

Shareholder services fee                                                0.25%


Other expenses                                                          0.06%
--------------------------------------------------------------------------------

TOTAL                                                                   1.06%

--------------------------------------------------------------------------------


Expense example

                           1 Year       3 Years       5 Years        10 Years
--------------------------------------------------------------------------------


WITH REDEMPTION            $508         $637          $785          $1,030

WITHOUT REDEMPTION         $108         $337          $585          $1,030



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.
--------------------------------------------------------------------------------

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2001, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 1.03%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class X shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                           General Municipal Money Market Fund



(PAGE 7)

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $193 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including approximately $592 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The funds, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.




(PAGE 8)

FINANCIAL HIGHLIGHTS


The following tables describe the performance of the Class X shares of each fund for the periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.




                                                                                                      YEAR ENDED NOVEMBER 30,


 GENERAL MONEY MARKET FUND                                                                       2001        2000        1999(1)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                              1.00        1.00         1.00

Investment operations:

    Investment income -- net                                                                       .039        .054         .021

Distributions:

    Dividends from investment income -- net                                                      (.039)      (.054)       (.021)

 Net asset value, end of period                                                                    1.00        1.00         1.00

 Total return (%)                                                                                  3.94        5.49       4.33(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                       1.05        1.05       1.05(2)

 Ratio of net investment income to average net assets (%)                                          4.03        5.43       4.01(2)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                           .13         .06        .25(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                              291         478          554


(1)  FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999.

(2)  ANNUALIZED.





 GENERAL TREASURY PRIME                                                                                 YEAR ENDED NOVEMBER 30,
 MONEY MARKET FUND                                                                                      2001             2000(1)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                                      1.00             1.00

 Investment operations:  Investment income -- net                                                         .032             .048

 Distributions:          Dividends from investment income -- net                                         (.032)           (.048)

 Net asset value, end of period                                                                           1.00             1.00

 Total return (%)                                                                                         3.22             4.94
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                               1.05             1.05

Ratio of net investment income to average net assets (%)                                                  3.03             4.55

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                                   3.24            20.13
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                        1                1


(1)  FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

Financial Highlights



(PAGE 9)

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                      YEAR ENDED NOVEMBER 30,

 GENERAL MUNICIPAL MONEY MARKET FUND                                                             2001        2000        1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                              1.00        1.00         1.00

Investment operations:

    Investment income -- net                                                                       .021        .031         .012

Distributions:

    Dividends from investment income -- net                                                      (.021)      (.031)       (.012)

 Net asset value, end of period                                                                    1.00        1.00         1.00

 Total return (%)                                                                                  2.10        3.12       2.43(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                       1.03        1.05       1.05(2)

 Ratio of net investment income to average net assets (%)                                          2.14        3.19       2.22(2)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                           .03         .07        .18(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                              208         283            1


(1)  FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999.

(2)  ANNUALIZED.


(PAGE 10)


Your Investment

ACCOUNT POLICIES

GENERAL FUNDS ARE DESIGNED PRIMARILY FOR PEOPLE who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein.

YOU MAY BUY CLASS X SHARES ONLY IF you establish an Auto-Exchange Account pursuant to which the Class X shares purchased will be exchanged for Class B shares of up to five Dreyfus Premier funds within two years of your initial purchase of Class X shares. Subsequent purchases of Class X shares of a fund must be exchanged for Class B shares within two years of your initial purchase.

CLASS X SHARES AND CLASS B SHARES of the Dreyfus Premier funds are subject to a contingent deferred sales charge (CDSC), which is assessed only if you sell your shares within six years of purchase. Under certain circumstances, you may not have to pay a CDSC when you sell shares. Consult your financial representative or the Statement of Additional Information (SAI) to see if a CDSC waiver may apply to you. The following table sets forth the rates of the CDSC for Class X shares and Class B shares of the Dreyfus Premier funds for which Class X may be automatically exchanged.
--------------------------------------------------------------------------------

Sales charges

CDSC -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A of the
                                    selected Dreyfus Premier fund

CLASS X SHARES ALSO CARRY an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets. The Class B shares of the Dreyfus Premier funds you receive in exchange for your fund Class X shares will convert to Class A shares of the Dreyfus Premier funds approximately six years after the date you purchased the exchanged Class X shares. Upon conversion to Class A shares, Class B shares of the Dreyfus Premier funds will not be subject to a CDSC. Class A shares of the Dreyfus Premier funds are not subject to a Rule 12b-1 fee. Class A shares of the Dreyfus Premier funds are subject to an annual shareholder services fee of 0.25% paid to the distributor for providing shareholder services.

You should invest in Class X shares of a fund only as part of a long-term investment in the Dreyfus Family of Funds. If you are seeking only to invest in a money market fund and do not expect to exchange fund shares for Class B shares of a Dreyfus Premier fund, you should consider more suitable investments, including another class of the fund's shares or other money market funds offered by Dreyfus. Consult your financial representative for more details.

                                                                 Your Investment




(PAGE 11)

ACCOUNT POLICIES (CONTINUED)

Buying shares


YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., for General Money Market Fund and General Treasury Prime Money Market Fund and three times a day, at 12:00 noon, 2:00 p.m. and 8:00 p.m., for General Municipal Money Market Fund, on days the New York Stock Exchange or the fund's transfer agent is open for regular business. The fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.


IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12:00 noon for the taxable money market funds or by 4:00 p.m. for the municipal money market fund, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 noon for the taxable money market funds or after 4:00 p.m. for the municipal money market fund, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 3:
00 p.m. for General Treasury Prime Money Market Fund, by 5:00 p.m. for General Money Market Fund, or by 2:00 p.m. for the municipal money market fund, and Federal Funds are received by 6:00 p.m. for the taxable money market funds or by 4:00 p.m. for the municipal money market fund, the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made after 5:00 p.m., but by 8:00 p.m. for General Treasury Prime Money Market Fund, after 5:00 p.m., but by 8:00 p.m. for General Money Market Fund, or after 2:00 p.m., but by 8:00 p.m. for the municipal money market fund, and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

Because the municipal money market fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified plans.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $2,500             $100

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM


EDUCATION SAVINGS                  $500               NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR


All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear.
--------------------------------------------------------------------------------

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.



(PAGE 12)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold.

BEFORE SELLING SHARES RECENTLY PURCHASED, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.


--------------------------------------------------------------------------------
Limitations on selling shares by phone

Proceeds
sent by                 Minimum                 Maximum
--------------------------------------------------------------------------------

CHECK                   NO MINIMUM              $250,000 PER DAY

WIRE                    $1,000                  $500,000 FOR JOINT ACCOUNTS
                                                EVERY 30 DAYS
--------------------------------------------------------------------------------

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

                                                                 Your Investment


(PAGE 13)

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. You may choose to receive your dividends and distributions in cash or automatically reinvest them in shares of one of your Dreyfus Premier funds through Dreyfus Dividend Sweep (not available for IRAs). There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to most investors as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

The municipal money market fund anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income or interest paid by a fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.



(PAGE 14)

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASE fund shares may impose different restrictions on the services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Exchange privilege

YOU CAN EXCHANGE CLASS X SHARES worth $500 or more (no minimum for retirement accounts) from one fund into Class B shares of a Dreyfus Premier fund. Class B shares of a Dreyfus Premier fund may not be exchanged for Class X shares of a fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

TO INVEST IN CLASS X SHARES OF A FUND, you will be required to participate in the Dreyfus Auto-Exchange privilege. As a participant, you will have to establish the time and amount of your automatic exchanges such that all of the Class X shares purchased will have been exchanged for Class B shares of a Dreyfus Premier fund within two years of your initial purchase. You can change the time or amount of your automatic exchanges by contacting your financial representative.

CDSC under Exchange and Auto-Exchange privileges

SHARES WILL BE EXCHANGED PURSUANT TO the Exchange privilege or Auto-Exchange privilege at the then-current NAV. No CDSC will be imposed at the time of the exchange; however, shares acquired through an exchange will be subject to the higher CDSC applicable to the exchanged or acquired shares. For purposes of computing any applicable CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by the exchange.

Reinvestment privilege

UPON WRITTEN REQUEST YOU CAN reinvest up to the number of Class X shares you sold within 45 days of selling them at the current share price. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Dreyfus Dividend Sweep

YOU CAN AUTOMATICALLY REINVEST YOUR DIVIDENDS and distributions from the fund into one or more of the Dreyfus Premier funds you have selected (not available for IRAs). You can set up this service with your application, or by calling your financial representative or 1-800-645-6561.


Dreyfus Express(SM)  voice-activated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.


Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

                                                                 Your Investment



(PAGE 15)

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund
   P.O. Box 9268
   Boston, MA 02205-8502
   Attn: Institutional Processing


           By Telephone

WIRE Have your bank send your
investment to The Bank of New York,
with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * General Money Market Fund
     DDA# 8900051957

   * General Treasury Prime
     Money Market Fund
     DDA# 8900403349

   * General Municipal Money Market Fund
     DDA# 8900052376

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number.
   Return your application
   with the account
   number on the application.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 9268
Boston, MA 02205-8502
Attn: Institutional Processing

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

* ABA# 021000018

* fund name and DDA#

* General Money Market Fund
  DDA# 8900051957

* General Treasury Prime Money Market Fund
  DDA# 8900403349

* General Municipal Money Market Fund
  DDA# 8900052376

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert
"1111" before your account number.


TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9268
Boston, MA 02205-8502
Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file.
Proceeds will be wired to your bank.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.





(PAGE 16)

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
   The Dreyfus Trust Company, Custodian
   P.O. Box 9552
   Boston, MA 02205-8568
   Attn: Institutional Processing


           By Telephone
           ------------

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:
The Dreyfus Trust Company, Custodian
P.O. Box 9552 Boston, MA 02205-8568
Attn: Institutional Processing

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

* ABA# 021000018

* fund name and DDA#

* General Money Market Fund
  DDA# 8900051957

* General Treasury Prime Money Market Fund
  DDA# 8900403349

* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert
"1111" before your account number.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail your request to:
The Dreyfus Trust Company, Custodian
P.O. Box 9552
Boston, MA 02205-8568
Attn: Institutional Processing


The General Municipal Money Market Fund is not recommended for IRAs.

                                                                 Your Investment



(PAGE 17)

For More Information

General Money Market Fund
--------------------------------------
SEC file number:  811-3207

General Treasury Prime Money Market Fund
----------------------------------------
SEC file number:  811-3456

General Municipal Money Market Fund
-------------------------------------
SEC file number:  811-3481

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes a fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call your financial representative or 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation
GEN-P0402X

(PAGE)


------------------------------------------------------------------------------

               GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND
                       GENERAL MONEY MARKET FUND, INC.
                   GENERAL TREASURY PRIME MONEY MARKET FUND
                GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
                     GENERAL MUNICIPAL MONEY MARKET FUND
                 GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
                           CLASS A AND CLASS B SHARES

                       STATEMENT OF ADDITIONAL INFORMATION



                                  APRIL 1, 2002



------------------------------------------------------------------------------



     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus for Class A or Class B shares of General Government Securities Money Market Fund (the "Government Money Fund"), General Money Market Fund, Inc. (the "Money Fund"), General Treasury Prime Money Market Fund (the "Treasury Money Fund"), General California Municipal Money Market Fund (the "California Municipal Fund"), General Municipal Money Market Fund (the "National Municipal Fund") and General New York Municipal Money Market Fund (the "New York Municipal Fund") (each, a "Fund" and collectively, the "Funds"), dated April 1, 2002, as it may be revised from time to time. To obtain a copy of the Prospectus for Class A or Class B shares of a Fund, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:



                Call Toll Free 1-800-645-6561
                In New York City -- Call 1-718-895-1396
                Outside the U.S. -- Call 516-794-5452

      The most recent Annual and Semi-Annual Report to Shareholders of each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and reports of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information. When requesting a copy of this Statement of Additional Information, you will receive the report(s) for the Fund(s) in which you are a shareholder.

     EACH FUND IS A SEPARATE INVESTMENT PORTFOLIO WITH OPERATIONS AND RESULTS THAT ARE UNRELATED TO THOSE OF EACH OTHER FUND. THE GOVERNMENT MONEY FUND AND THE TREASURY MONEY FUND ARE SEPARATE SERIES OF GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC. (THE "GOVERNMENT COMPANY"). THE NATIONAL MUNICIPAL FUND IS A SERIES OF GENERAL MUNICIPAL MONEY MARKET FUNDS, INC. (THE "MUNICIPAL COMPANY"). THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION HAS BEEN PROVIDED FOR YOUR CONVENIENCE TO PROVIDE YOU WITH THE OPPORTUNITY TO CONSIDER SIX INVESTMENT CHOICES IN ONE DOCUMENT.


(PAGE)


                                TABLE OF CONTENTS

                                                                 PAGE


Description of the Funds.........................................B-3
Management of the Funds..........................................B-20
Management Arrangements..........................................B-27
How to Buy Shares................................................B-30
Service Plan and Distribution Plan...............................B-34
Shareholder Services Plans.......................................B-36
How to Redeem Shares.............................................B-37
Shareholder Services.............................................B-40
Determination of Net Asset Value.................................B-44
Dividends, Distributions and Taxes...............................B-45
Yield Information................................................B-47
Portfolio Transactions...........................................B-49
Information About the Funds......................................B-50
Counsel and Independent Auditors.................................B-51
Appendix A.......................................................B-52
Appendix B.......................................................B-55
Appendix C.......................................................B-59
Appendix D.......................................................B-83
Appendix E.......................................................B-103



(PAGE)


                            DESCRIPTION OF THE FUNDS

      Each of the Government Company, the Money Fund and the Municipal Company is a Maryland corporation formed on April 8, 1982, April 8, 1982 and May 15, 1981, respectively. Each of the California Municipal Fund and the New York Municipal Fund is a Massachusetts business trust that commenced operations on March 10, 1987 and December 2, 1986, respectively.

      Each Fund is an open-end management investment company, known as a money market mutual fund. Each of the Government Money Fund, the Money Fund, the Treasury Money Fund and the National Municipal Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. Each of the other Funds is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

      The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

      Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

CERTAIN PORTFOLIO SECURITIES

      The following information supplements and should be read in conjunction with the Funds' Prospectus.


      U.S. GOVERNMENT SECURITIES. (GOVERNMENT MONEY FUND, MONEY FUND AND TREASURY MONEY FUND) The Treasury Money Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. Treasury SECURITIES. Each of the Government Money Fund and Money Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.


      REPURCHASE AGREEMENTS. (GOVERNMENT MONEY FUND AND MONEY FUND) Each of these Funds may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund entering into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price.

      BANK OBLIGATIONS. (MONEY FUND) The Money Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

      Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

      Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

      Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

      As a result of Federal and state laws and regulations, domestic banks whose CDs may be purchased by the Fund are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Money Fund are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

      Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements as apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

      Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

      In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to:
(1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal or State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

      In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

      The Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, the deposits of which are insured by the FDIC, provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund will not own more than one such CD per such issuer.

      COMMERCIAL PAPER. (MONEY FUND) The Money Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

      FLOATING AND VARIABLE RATE OBLIGATIONS. (MONEY FUND) The Money Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

      PARTICIPATION INTERESTS. (MONEY FUND) The Money Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Manager must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest.

      ASSET-BACKED SECURITIES. (MONEY FUND) The Money Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.


      MUNICIPAL OBLIGATIONS. (CALIFORNIA MUNICIPAL FUND, NATIONAL MUNICIPAL FUND AND NEW YORK MUNICIPAL FUND (COLLECTIVELY, THE "MUNICIPAL FUNDS")) As a fundamental policy, each Municipal Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in debt securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal and, with respect to the California Municipal Fund and New York Municipal Fund, California State and New York State and New York City, respectively, personal income taxes (collectively, "Municipal Obligations"). Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligation and purchased and sold separately.


      With respect to the National Municipal Fund, for the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

      The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue.


     Municipal Obligations include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax
(AMT). The National Municipal Fund may invest without limitation in such Municipal Obligations if the Manager determines that their purchase is consistent with the National Municipal Fund's investment objective.


CERTAIN TAX EXEMPT OBLIGATIONS. (MUNICIPAL FUNDS) Each Municipal Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

DERIVATIVE PRODUCTS. (National Municipal Fund) The National Municipal Fund may purchase various derivative products whose value is tied to underlying Municipal Obligations. The Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the 1940 Act. The principal types of derivative products are described below.

      (1) TAX EXEMPT PARTICIPATION INTERESTS. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

      (2) TENDER OPTION BONDS. Tender option bonds grant the holder an option to tender an underlying Municipal Obligation at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate.

      (3) CUSTODIAL RECEIPTS. In a typical custodial receipt arrangement, an issuer of a Municipal Obligation deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

      (4) STRUCTURED NOTES. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

STAND-BY COMMITMENTS. (MUNICIPAL FUNDS) Each Municipal Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

RATINGS OF MUNICIPAL OBLIGATIONS. (MUNICIPAL FUNDS) Each Municipal Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board.


      The average distribution of investments (at value) in Municipal Obligations (including notes) by ratings as of the fiscal year ended November 30, 2001, computed on a monthly basis, was as follows:


                                                  Percentage of Value
                                              ----------------------------
                Moody's         Standard &
                Investors         Poor's
   Fitch    or  Service,   or    Ratings      California   National     New York
  Ratings       Inc.             Services      Municipal   Municipal   Municipal
 ("Fitch")      ("Moody's")      ("S&P")        Fund        Fund         Fund
------------    -----------   --------------- --------     --------    ---------


F1+/F1          VMIG1/MIG1,   SP1+/SP1,         96.8%       87.5%       83.6%
                P1            A1+/A1

F2+/F2          VMIG2/MIG2,   SP2+/SP2           0.2%         --         --
                P2

AAA/AA          Aaa/Aa        AAA/AA             3.0%        6.8%        4.1%


NOT RATED       NOT RATED     NOT RATED          ---*         5.7%*    12.3%*
                                               ------       ------    ------
                                               100.0%       100.0%    100.0%
                                               ======       ======    ======



      If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

      To the extent that the ratings given by Moody's, S&P or Fitch (collectively, the "Rating Agencies") for Municipal Obligations may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with its stated investment policies contained in the Funds' Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.


     * Included in the Not Rated category are securities which, while not rated, have been determined by the Manager to be of comparable quality to securities in the VMIG1/MIG1 or SP-1+/SP-1 rating categories.


      TAXABLE INVESTMENTS. (MUNICIPAL FUNDS) From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, each Municipal Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When the California Municipal Fund or the New York Municipal Fund has adopted a temporary defensive position, including when acceptable California or New York Municipal Obligations, respectively, are unavailable for investment by the relevant Fund, in excess of 20% of the Fund's net assets may be invested in securities that are not exempt from California or New York State and New York City income taxes, respectively. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.


      INVESTMENT COMPANIES. (MUNICIPAL FUNDS) Each Municipal Fund may invest in securities issued by other investment companies to the extent consistent with its investment objective. Under the 1940 Act, a Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

      ILLIQUID SECURITIES. (ALL FUNDS) Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

INVESTMENT TECHNIQUES

      In addition to the principal investment strategies discussed in the Funds' Prospectus, the Funds also may engage in the investment techniques described below.


      BORROWING MONEY. (ALL FUNDS) Each Municipal Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Municipal Fund currently intends to, and each other Fund may, borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.

      FORWARD COMMITMENTS. (MUNICIPAL FUNDS) Each Municipal Fund may purchase Municipal Obligations and other securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the purchase commitment.

      Municipal Obligations and other securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.


CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

      BANK SECURITIES. (MONEY FUND) To the extent the Money Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

      FOREIGN SECURITIES. (MONEY FUND) Since the Money Fund's portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign subsidiaries and foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


      INVESTING IN MUNICIPAL OBLIGATIONS. (MUNICIPAL FUNDS) Each Municipal Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, each Municipal Fund may be subject to greater risk as compared to a municipal money market fund that does not follow this practice.


      Certain municipal lease/purchase obligations in which the Municipal Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

      Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

      INVESTING IN CALIFORNIA MUNICIPAL OBLIGATIONS. (CALIFORNIA MUNICIPAL FUND) Since the California Municipal Fund is concentrated in securities issued by California or entities within California, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund's investment in California Municipal Obligations. You should review "Appendix C" which sets forth information relating to investing in California Municipal Obligations.

      INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS. (NEW YORK MUNICIPAL FUND) Since the New York Municipal Fund is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund's investment in New York Municipal Obligations. You should review "Appendix D" which sets forth information relating to investing in New York Municipal Obligations.

      SIMULTANEOUS INVESTMENTS. (ALL FUNDS) Investment decisions for each Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

INVESTMENT RESTRICTIONS


      GOVERNMENT MONEY FUND. The Government Money Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Under normal circumstances, the Government Money Fund invests solely in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements collateralized by these securities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, the Government Money Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Government Money Fund may not:


       1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

       2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

       3.  Sell securities short or purchase securities on margin.

       4.  Write or purchase put or call options.

       5.  Underwrite the securities of other issuers.

       6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

       7. Make loans to others (except through the purchase of debt obligations referred to in the Fund's Prospectus and this Statement of Additional Information).

       8.  Invest in companies for the purpose of exercising control.

       9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      10. Invest more than 25% of its assets in the securities of issuers in any industry, provided that there shall be no limitation on investments in obligations issued or guaranteed as to principal and interest by the U.S. Government.

      11. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                  * * * * *


      TREASURY MONEY FUND. The Treasury Money Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Under normal circumstances, the Treasury Money Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. Treasury securities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest 80% of its assets. In addition, the Treasury Money Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Treasury Money Fund may not:


       1.  Invest in commodities.

       2. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

       3.  Purchase or sell securities on margin.

       4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

       5. Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

       6. Purchase, hold or deal in real estate, or oil, gas, or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest in or deal in real estate.

       7. Make loans to others, except through the purchase of debt obligations.

       8. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. This restriction does not apply to the purchase of U.S. Government securities.

       9. Invest more than 25% of its assets in the securities of issuers in any industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government.

       10. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

       11. Enter into repurchase agreements.

                                  * * * * *

      MONEY FUND. The Money Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Money Fund has adopted investment restrictions numbered 1 through 12 as fundamental policies. Investment restriction number 13 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. The Money Fund may not:

       1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations referred to in the Fund's Prospectus and this Statement of Additional Information).

       2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

       3. Pledge its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

       4.  Sell securities short.

       5.  Write or purchase put or call options.

       6.  Underwrite the securities of other issuers.

       7. Purchase or sell real estate investment trust securities, commodities, or oil and gas interests.

       8. Make loans to others (except through the purchase of debt obligations referred to in the Fund's Prospectus and this Statement of Additional Information).

       9. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the commercial paper of any one issuer. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

      10. Invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      11.  Invest in companies for the purpose of exercising control.

      12. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                  * * * * *


      CALIFORNIA MUNICIPAL FUND. The California Municipal Fund's investment objective, and its policy to invest at least 80% of its assets in California Municipal Obligations, are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the California Municipal Fund has adopted investment restrictions numbered 1 through 5 as fundamental policies. Investment restrictions numbered 6 through 10 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The California Municipal Fund may not:


      1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

      2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

      4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

      5. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      6.   Sell securities short or purchase securities on margin.

      7.   Invest in companies for the purpose of exercising control.

      8. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

      9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                  * * * * *


      NATIONAL MUNICIPAL FUND. The National Municipal Fund's investment objective, and its policy to invest at least 80% of its assets in Municipal Obligations, are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the National Municipal Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The National Municipal Fund may not:


      1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

      2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

      4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

      5. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of Municipal Obligations and, for defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      6. Purchase more than 10% of the voting securities of any issuer. This restriction applies only with respect to 75% of the Fund's total assets.

      7. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitation.

      8. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and in connection with the purchase of securities on a when-issued or forward commitment basis.

      9.   Sell securities short or purchase securities on margin.

      10.  Invest in companies for the purpose of exercising control.

      11. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

      12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                  * * * * *


      NEW YORK MUNICIPAL FUND. THE NEW YORK MUNICIPAL Fund's investment objective, and its policy to invest at least 80% of its assets in New York Municipal Obligations, are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the New York Municipal Fund has adopted investment restrictions numbered 1 through 5 as fundamental policies. Investment restrictions numbered 6 through 10 are not fundamental policies and may be changed by vote of a majority of the Fund's BOARD MEMBERS AT ANY TIME. THE NEW YORK MUNICIPAL Fund may not:


      1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

      2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

      4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

      5. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      6.   Sell securities short or purchase securities on margin.

      7.   Invest in companies for the purpose of exercising control.

      8. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

      9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                  * * * * *

      MUNICIPAL FUNDS. For purposes of Investment Restriction No. 5 for each Municipal Fund, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an industry.


      ALL FUNDS. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 1 with respect to each Municipal Fund, however, if borrowings exceed 33-1/3% of the value of a Municipal Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.


                             MANAGEMENT OF THE FUNDS


      Each Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:


      The Dreyfus Corporation..............Investment Adviser
      Dreyfus Service Corporation..........Distributor
      Dreyfus Transfer, Inc................Transfer Agent
      The Bank of New York.................Custodian


      Board members of each Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, during at least the last five years, are shown below.


BOARD MEMBERS OF THE FUNDS1

Name (Age)
Position with the      Principal Occupation Other Board Memberships and
Fund (Since)           During Past 5 Years  Affiliations
------------           -------------------  ------------

Joseph S. DiMartino    Corporate Director   The Muscular Dystrophy
(58)                   and Trustee            Association, DIRECTOR
Chairman of the Board                       PlanVista Corporation
(1995 - All Funds)                            (formerly, HealthPlan
                                              Services Corporation), a provider
                                              of marketing, administrative and
                                              risk management services to health
                                              and other benefit PROGRAMS,
                                              DIRECTOR
                                            Carlyle Industries, Inc., a
                                              button packager and
                                              DISTRIBUTOR, DIRECTOR
                                            Century Business Services,
                                              Inc., a provider of
                                              outsourcing functions for
                                              small and medium sized
                                              COMPANIES, DIRECTOR
                                            The Newark Group, a provider of a
                                              national market of paper recovery
                                              facilities, paperboard mills and
                                              paperboard converting PLANTS,
                                              DIRECTOR
                                            QuikCAT.com, a developer of
                                              high speed movement,
                                              routing, storage and data
                                              ENCRYPTION, DIRECTOR

Clifford L.             President of        American Home Products
Alexander, Jr. (68)      Alexander &          Corporation, a global
Board Member             Associates, Inc.,    leader in pharmaceuticals,
(1981 - Money Fund)      a management         consumer healthcare
(1982 - Municipal        consulting firm      products and animal health
Company and              (January 1981 -      products, DIRECTOR
Government Company)      present)           IMS Health, a service
(1986 - California     Chairman of the        provider of marketing
Municipal Fund and       Board of Moody's     information and information
New York Municipal       Corporation          technology,
Fund)                    (October 2000 -      DIRECTOR
                         present)            Mutual of America Life
                       Chairman of the        Insurance Company,
                         Board and Chief      DIRECTOR
                         Executive Officer
                         (October 1999 -
                         September 2000)
                         and Director
                         (February 1993 -
                         September 1999)
                         of The Dun and
                         Bradstreet
                         Corporation



------------------
1 None of the Board members are "interested persons" of the Fund, as defined in the 1940 Act.


Peggy C. Davis (58)    Shad Professor of                 None
Board Member           Law,
(1990 - All Funds)       New York
                         University School
                         of Law (1983 -
                         present)
                       She writes and teaches in the
                         fields of evidence,
                         constitutional theory, family
                         law, social sciences and the
                         law, legal process and
                         professional methodology and
                         training

Ernest Kafka (69)      Physician engaged                 None
Board Member             in private
(1981 - Money Fund)      practice
(1982 - Municipal        specializing in
Company and              the
Government Company)      psychoanalysis of
(1986 - California       adults and
Municipal Fund and       adolescents
New York Municipal       (1962-present)
Fund)
                       Instructor, The New
                         York
                         Psychoanalytic
                         Institute
                         (1981 - present)
                       Associate Clinical
                         Professor of
                         Psychiatry at
                         Cornell Medical
                         School (1987 -
                         2002)

Nathan Leventhal (58)   Chairman of the                   None
Board Member             Avery-Fisher
(1987 - Municipal        Artist Program
Company)                  (November 1997 -
(1989 - California       present)
Municipal Fund,         President of
Government Company,       Lincoln Center
Money Fund and New        for the
York Municipal Fund)      Performing Arts,
                          Inc. (March 1984
                          - December 2000)


      Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters, the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board, and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing pricing committee comprised of any one Board member who is not an "interested person" of the Fund, as defined in the 1940 Act. The function of the pricing committee is to assist in valuing the Fund's investments. The audit committee met four times and the compensation committees met once during the fiscal year ended November 30, 2001. The nominating and pricing committees had no meetings during the last fiscal year.

      The table below indicates each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2001.


(PAGE)




                        California     Government    Treasury
                        Municipal        Money         Money          Money
Name of Board Member      Fund           Fund          Fund           Fund
--------------------  ------------   -------------  ----------   -------------
Joseph S. DiMartino        None           None         None           None
Clifford L.                None           None         None           None
Alexander, Jr.
Peggy C. Davis             None           None         None           None
Ernest Kafka               None           None         None           None
Saul B. Klaman             None           None         None           None
Nathan Leventhal           None           None         None           None


                                                       Aggregate
                                                      Holding of
                                                      Funds in the
                        National        New York        Dreyfus
                       Municipal        Municipal      Family of
Name of Board Member     Fund             Fund           Funds
--------------------   -----------     ----------     ------------
Joseph S. DiMartino        None           None      Over $100,000
Clifford L.                None           None           None
Alexander, Jr.
Peggy C. Davis             None           None           None
Ernest Kafka               None           None      Over $100,000
Saul B. Klaman             None           None           None
Nathan Leventhal           None           None           None


      Each Fund typically pays its Board members its allocated portion of an annual retainer of $50,000 and a per meeting fee of $6,500 (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and 14 other funds (comprised of 26 portfolios) in the Dreyfus Family Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by each Fund indicated below for the fiscal year ended November 30, 2001, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2001 are set forth below:

                                  Aggregate     Total Compensation
                                 Compensation   From the Funds and
                                   From the      Fund Complex Paid
Name of Board Member and Fund       Fund(*)     to Board Member(**)
-----------------------------    ------------   -------------------
JOSEPH S. DiMARTINO                               $810,313 (190)

Government Money Fund/
   Treasury Money Fund              $8,843
Money Fund                         $32,440
California Municipal Fund           $2,987
National Municipal Fund             $4,325
New York Municipal Fund             $2,701


CLIFFORD L. ALEXANDER, JR.                        $129,000 (49)

Government Money Fund/
   Treasury Money Fund              $7,074
Money Fund                         $25,952
California Municipal Fund           $2,386
National Municipal Fund             $3,618
New York Municipal Fund             $2,160


PEGGY C. DAVIS                                     $83,000 (28)

Government Money Fund/
   Treasury Money Fund              $7,074
Money Fund                         $25,952
California Municipal Fund           $2,386
National Municipal Fund             $3,618
New York Municipal Fund             $2,160


ERNEST KAFKA                                       $76,500 (28)

Government Money Fund/
   Treasury Money Fund              $6,529
Money Fund                         $23,905
California Municipal Fund           $2,214
National Municipal Fund             $3,328
New York Municipal Fund             $2,003




                                  Aggregate     Total Compensation
                                 Compensation   From the Funds and
                                   From the      Fund Complex Paid
Name of Board Member and Fund       Fund(*)     to Board Member(**)
-----------------------------    ------------   -------------------

SAUL B. KLAMAN***                                  $34,375 (28)

Government Money Fund/
   Treasury Money Fund              $2,526
Money Fund                          $2,585
California Municipal Fund           $1,884
National Municipal Fund             $2,513
New York Municipal Fund             $1,884


NATHAN LEVENTHAL                                   $83,000 (28)

Government Money Fund/
   Treasury Money Fund              $7,074
Money Fund                         $25,952
California Municipal Fund           $2,386
National Municipal Fund             $3,618
New York Municipal Fund             $2,160

-------------------------------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $1,970 for the Government Company, $5,576 for the Money Fund, $1,069 for the California Municipal Fund, $1,225 for the National Municipal Fund and $1,976 for the New York Municipal Fund, for all Board members as a group.

** Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Funds, for which the Board members serve.

*** Emeritus Board member as of January 18, 2000.

      As of December 31, 2001, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any other person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.


OFFICERS OF THE FUNDS


STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000. Chairman of the Board, Chief
     Executive Officer and Chief Operating Officer of the Manager, and an officer of 92 investment companies (comprised of 183 portfolios) managed by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 56 years old and has been an employee of the Manager since May 1985.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000. Executive Vice President,
     Secretary and General Counsel of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001. Director Mutual Fund Accounting of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1985.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001. Mutual Funds Tax
     Director of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1983.

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000. Senior Treasury Manager of the Manager, and an officer of 35 investment companies (comprised of 78 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since August 1984.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000. Associate General Counsel and
     Assistant Secretary of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000. Associate General
     Counsel of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1991.

JANETTE E. FARRAGHER, ASSISTANT SECRETARY SINCE MARCH 2000. Associate General
     Counsel of the Manager, and an officer of 15 investment companies (comprised of 26 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since February 1984.

      The address of each Board member and officer of the Funds is 200 Park Avenue, New York, New York 10166.

      Each Fund's Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on March 11, 2002.

      Set forth in "Appendix E" to this Statement of Additional Information are the shareholders known by each Fund (as indicated) to own of record 5% or more of such Fund's Class A or Class B shares outstanding on March 11, 2002. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of such Fund.


                             MANAGEMENT ARRANGEMENTS

      INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global multibank financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

      The Manager provides management services pursuant to separate Management Agreements (respectively, the "Agreement") between the Fund and the Manager. As to each Fund, the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares or, upon not less than 90 days' notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).


      In approving the current Management Agreement with respect to each Fund, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager, the investment management expertise of the Manager in respect of the Fund's investment strategies; the personnel, resources and experience of the Manager; the Fund's performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; the relationship between the fees paid to the Manager under the Agreement and the Fund's Service Plan and/or Distribution Plan; and ancillary benefits the Manager may receive from its relationship with the Fund.

      The following persons are officers and/or directors of the Manager:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Thomas F. Eggers, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; Michael G. Millard, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Diane P. Durnin, Senior Vice President; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliott, David F. Lamere, Martin G. McGuinn, Richard W. Sabo and Richard F. Syron, directors.


      The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics, and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


      The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of the Government Money Fund, the Money Fund and the Treasury Money Fund are Bernard W. Kiernan, Patricia A. Larkin, James G. O'Connor and Thomas Riordan. The portfolio managers of the Municipal Funds are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, James Welch, Samuel J. Weinstock and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.


      The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures using its own resources, as it from time to time deems appropriate.

      All expenses incurred in the operation of a Fund are borne by such Fund, except to the extent specifically assumed by the Manager. The expenses borne by each Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, investor services (including, without limitation, telephone and personnel expenses), costs of shareholder reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Each Fund bears certain expenses in accordance with separate written plans and also bears certain costs associated with implementing and operating such plans. See "Service Plan and Distribution Plan" and "Shareholder Services Plans."

      As compensation for the Manager's services under the Agreement, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of such Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. Set forth below are the total amounts paid by each Fund indicated below to the Manager for each Fund's last three fiscal years:

                               FISCAL YEAR ENDED NOVEMBER 30,
                               ------------------------------

                         2001             2000              1999
                         ----             ----              ----

Government Money       $6,956,802       $6,331,793       $6,149,979
Fund

Money Fund             $26,530,129     $21,704,970       $17,915,496

California             $2,550,398       $2,872,372       $2,175,093
Municipal Fund
National Municipal     $3,728,273       $3,271,843       $3,259,585
Fund

New York Municipal     $2,235,573       $2,250,330       $2,223,274
Fund




           MANAGEMENT FEE PAYABLE    REDUCTION IN FEE          NET FEE PAID



           2001     2000*    1999  2001     2000     1999   2001      2000  1999
           ----     -----    ----  ----     ----     ----   ----      ----  ----

Treasury   $225,072  $38,496  N/A   $39,862  $38,496  N/A    $185,210  $-0-  N/A
Money Fund


--------------------
* The Treasury Money Fund commenced operations on December 1, 1999.

      As to each Fund, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% of the average market value of the net assets of such Fund for that fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily and reconciled and effected or paid, as the case may be, on a monthly basis. As to each Fund, no such deduction or payment was required for the most recent fiscal year end.

      As to each Fund, the aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

      DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

      The Distributor may pay dealers a fee based on the amount invested through such dealers in certain Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.


      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9263, Boston, Massachusetts 02205-8501, is each Fund's transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from each Fund computed on the basis of the number of shareholder accounts it maintains for such Fund during the month, and is reimbursed for certain out-of-pocket expenses.

      The Bank of New York (the "Custodian"), 15 Broad Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a separate custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from each Fund based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                                HOW TO BUY SHARES

      Each Fund's shares may be purchased only by clients of certain financial institutions (which may include banks), securities dealers ("Selected Dealers"), and other industry professionals such as investment advisers, accountants and estate planning firms (collectively, "Service Agents") that have entered into service agreements with the Distributor. For shareholders who purchase Fund shares from the Distributor, the Distributor will act as Service Agent. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.


      The minimum initial investment in each Fund is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the relevant Fund and has made an aggregate minimum initial purchase in the Fund for its customers of $2,500. Subsequent investments must be at least $100. For the Government Money Fund, Money Fund and Treasury Money Fund, however, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. It is not recommended that the Municipal Funds be used as a vehicle for Keogh, IRA or other qualified plans. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a Fund advised by the Manager, including members of each Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Government Money Fund and the Money Fund reserve the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified and non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to such Fund. Each Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.


      FUND SHARES ALSO MAY BE PURCHASED THROUGH DREYFUS-AUTOMATIC Asset Builder(R), the Government Direct Deposit Privilege or the Payroll Savings Plan described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.

      Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Funds' Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard.

      Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund in written or telegraphic form. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. See "Determination of Net Asset Value."


GOVERNMENT MONEY FUND, MONEY FUND AND TREASURY MONEY FUND--Each of these Funds determines its net asset value per share twice each day the New York Stock Exchange or the Transfer Agent is open for regular business: as of 5:00 p.m., Eastern time, and as of 8:00 p.m., Eastern time. Each fund also may process purchase and sale orders and calculate its net asset value on days that the Fund's primary trading markets are open and the Fund's management determines to do so.


      If your payments are received in or converted into Federal Funds by 12:00 Noon, Eastern time, by the Transfer Agent on a business day, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, Eastern time, by the Transfer Agent, you will begin to accrue dividends on the following business day.


      Qualified institutions may telephone orders for purchase of Fund shares of each of these Funds. A telephone order placed with the Distributor or its designee in New York will become effective at the price determined at 5:00 p.m., Eastern time, and the shares purchased will receive the dividend on Fund shares declared on that day, if such order is placed with the Distributor or its designee in New York by 3:00 p.m., Eastern time, for the Treasury Money Fund, or by 5:00 p.m., Eastern time, for the Government Money Fund or Money Fund, and Federal Funds are received by 6:00 p.m., Eastern time, on that day. A telephone order placed with the Distributor or its designee in New York after 5:00 p.m., Eastern time, but by 8:00 p.m., Eastern time, for the Treasury Money Fund, or after 5:00 p.m., Eastern time, but by 8:00 p.m., Eastern time, for the Government Money Fund or Money Fund, on a given day will become effective at the price determined at 8:00 p.m., Eastern time, on that day, and the shares purchased will begin to accrue dividends on the next business day, if Federal Funds are received by 11:00 a.m., Eastern time, on the next business day.

CALIFORNIA MUNICIPAL FUND, NATIONAL MUNICIPAL FUND AND NEW YORK MUNICIPAL FUND--Each of these Funds determines its net asset value per share three times each day the New York Stock Exchange or the Transfer Agent is open for regular business: as of 12:00 Noon, Eastern time, as of 2:00 p.m., Eastern time, and as of 8:00 p.m., Eastern time. Each Fund also may process purchase and sale orders and calculate its net asset value on days that the Fund's primary trading markets are open and the Fund's management determines to do so.


      If your payments are received in or converted into Federal Funds by 4:00 p.m., Eastern time, on a business day, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 4:00 p.m., Eastern time, you will begin to accrue dividends on the following business day.


      Qualified institutions may telephone orders for purchase of Fund shares of each of these Funds. A telephone order placed with the Distributor or its designee in New York will become effective at the price determined at 12:00 Noon, or 2:00 p.m., Eastern time, depending on when the order is accepted on a given day, and the shares purchased will receive the dividend on Fund shares declared on that day, if the telephone order is placed with the Distributor or its designee by 2:00 p.m., Eastern time, and Federal Funds are received at 4:00 p.m., Eastern time, on that day. A telephone order placed with the Distributor or its designee in New York after 2:00 p.m., Eastern time, but by 8:00 p.m., Eastern time, on a given day will become effective at the price determined at 8:00 p.m., Eastern time, on that day, and the shares purchased will begin to accrue dividends on the next business day, if Federal Funds are received by 11:00 a.m., Eastern time, on the next business day.


      USING FEDERAL FUNDS. The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a Selected Dealer and your order to purchase Fund shares is paid for other than in Federal Funds, the Selected Dealer, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds, generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have sufficient Federal Funds or a cash balance in your brokerage account with a Selected Dealer, your order to purchase Fund shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

      DREYFUS TELETRANSFER PRIVILEGE. (CALIFORNIA MUNICIPAL FUND AND NEW YORK MUNICIPAL FUND ONLY) You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.


      DREYFUS TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the New York Stock Exchange are open for regular business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the DREYFUS TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and SIGNATURE-GUARANTEED. SEE "HOW TO REDEEM SHARES--DREYFUS TELETRANSFER Privilege."


      REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

                       SERVICE PLAN AND DISTRIBUTION PLAN

      Class A shares of each of the Government Money Fund, Money Fund and Treasury Money Fund are subject to a Service Plan and Class B shares of each Fund are subject to a Distribution Plan.

      Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of each of the Government Money Fund, the Money Fund and the Treasury Money Fund has adopted separate plans with respect to Class A and Class B of such Funds and the Board of each of the Municipal Funds has adopted a plan with respect to Class B of such Funds (each, a "Plan"). Under each Plan, the respective Fund bears directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Plan. Under each Plan adopted with respect to Class A of the Government Money Fund, the Money Fund and the Treasury Money Fund (the "Service Plan"), the Fund pays the Distributor for distributing Class A shares, servicing shareholder accounts ("Servicing") and advertising and marketing relating to the Fund at an aggregate annual rate of 0.20% of the value of the Fund's average daily net assets attributable to Class A. Under each Service Plan, the Distributor may pay one or more Service Agents a fee in respect of Class A shares of the Fund owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Under each Fund's Plan adopted with respect to Class B (the "Distribution Plan"), the Fund pays the Distributor for distributing (within the meaning of the Rule) Class B shares at an annual rate of 0.20% of the value of the Fund's average daily net assets attributable to Class B. Each Fund's Board believes that there is a reasonable likelihood that each Plan will benefit the Fund and holders of the relevant Class of shares.

      A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, each Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval of the affected Class and that other material amendments of the Plan must be approved by the Board, and by the Fund's Board members who are not "interested persons" (as defined in the 1940
Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan or in any related agreements entered into in connection with such Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. Each Plan is terminable at any time by vote of a majority of the Fund's Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan or in any of the related agreements or by vote of a majority of the relevant class of shares.


      Set forth below are the total amounts paid by each of the Government Money Fund, the Money Fund and the Treasury Money Fund pursuant to its Service Plan with respect to Class A (i) to the Distributor ("Distributor Payments") as reimbursement for distributing Class A shares and Servicing and (ii) for costs of preparing, printing and distributing prospectuses and statement of additional information and of implementing and operating the Service Plan ("Printing and Implementation") for each Fund's fiscal year ended November 30, 2001:

                                                        Total Amount
                      Distributor      Printing and     Paid Pursuant to
Name of Fund           Payments      Implementation     Service Plan
------------          -----------    --------------     ----------------

Government Money
Fund
 - Class A            $1,364,636        $7,841         $1,372,477

Money Fund
 - Class A            $2,304,970        $4,967         $2,309,937

Treasury Money
Fund                   $71,900           $158           $72,058
- Class A

      Set forth below are the total amounts paid by each Fund pursuant to its Distribution Plan with respect to Class B (i) to the Distributor ("Distributor Payments") and (ii) for the costs of preparing, printing and distributing prospectus and statement of additional information and of implementing and operating the Distribution Plan ("Printing and Implementation") for each Fund's fiscal year ended November 30, 2001:

                                                        Total Amount
                      Distributor      Printing and     Paid Pursuant to
Name of Fund           Payments      Implementation     Service Plan
------------          -----------    --------------     ----------------


Government Money
Fund                   $1,418,085        $8,210         $1,426,295
  - Class B

Money Fund
  - Class B            $8,306,498        $18,230        $8,324,728

California
Municipal
Fund                    $14,875           $186           $15,061
 - Class B

National Municipal
Fund
  - Class B             $862,611         $4,723          $867,334


                                                        Total Amount
                      Distributor      Printing and     Paid Pursuant to
Name of Fund           Payments      Implementation     Service Plan
------------          -----------    --------------     ----------------

New York Municipal
Fund
  - Class B             $103,235         $1,934          $105,169

Treasury Money
Fund
  - Class B             $18,127            $44           $18,171



                           SHAREHOLDER SERVICES PLANS

      Each Fund has adopted a Shareholder Services Plan with respect to Class A pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Class A for certain allocated expenses of providing certain services to the holders of Class A shares. Each Fund also has adopted a Shareholder Services Plan with respect to Class B pursuant to which the Fund pays the Distributor for the provision of certain services to the holders of Class B shares a fee at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Class B. Under each Shareholder Services Plan, the services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. As to each Fund, under the Shareholders Services Plan for Class B, the Distributor may make payments to Service Agents in respect of their services.

      A quarterly report of the amounts expended under each Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, each Shareholder Services Plan provides that material amendments to the Shareholder Services Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Shareholder Services Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. Each Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.


(PAGE)




      Set forth below are the total amounts payable by each Fund pursuant to its separate Shareholder Services Plans for Class A and Class B, the amounts reimbursed to the Fund by the Manager pursuant to undertakings in effect, if any, and the net amount paid by the Fund for the Fund's fiscal year ended November 30, 2001:

                   Total Amount
                   Payable         Amount
                   Pursuant to     Reimbursed
Name of Fund       Shareholder     Pursuant to
and Class          Services Plan   Undertaking    Net Amount Paid by Fund
------------       -------------   -----------    -----------------------

Government Money
Fund
- Class A          $240,505      $ -0-            $240,505
- Class B          $1,772,606    $249,464         $1,523,142

Money Fund
- Class A          $510,675      $ -0-            $510,675
- Class B          $10,383,122   $1,080,871       $9,302,251

Treasury Money
Fund               $471          $-0-             $471
- Class A
- Class B          $27,191       $-0-             $ 27,191

California
Municipal Fund
- Class A          $137,553      $ -0-            $137,553
- Class B          $18,593       $3,304           $15,289

National
Municipal Fund
- Class A          $79,814       $ -0-            $79,814
- Class B          $1,078,264    $244,671         $833,593

New York
Municipal Fund
- Class A          $206,867      $ -0-            $206,867
- Class B          $154,853      $35,909          $118,944



                              HOW TO REDEEM SHARES


      GENERAL. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by CHECK, BY DREYFUS TELETRANSFER PRIVILEGE OR THROUGH DREYFUS- AUTOMATIC Asset Builder(R) and subsequently submit a written redemption request to thE Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for up to eight business days after the purchase of such shares. In addition, the Fund will not honor checks under the Checkwriting Privilege, and will reject requests to REDEEM SHARES BY WIRE OR TELEPHONE OR PURSUANT TO THE DREYFUS TELETRANSFER Privilege, for a period of up to eight business days after receipt by the TRANSFER AGENT OF THE PURCHASE CHECK, THE DREYFUS TELETRANSFER purchase or THE DREYFUS-AUTOMATIC Asset Builder(R) order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.


      CHECKWRITING PRIVILEGE. Each Fund provides Redemption Checks ("Checks") automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

      You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order. If you hold shares in a Dreyfus-sponsored IRA account, you may be permitted to make withdrawals from your IRA account using checks furnished to you by The Dreyfus Trust Company.

      Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.


      WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on telephone or letter redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, each Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives a redemption request in proper form prior to 5:00 p.m., Eastern time, on such day; otherwise the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or the Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.




      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


      DREYFUS TELETRANSFER PRIVILEGE. (CALIFORNIA MUNICIPAL FUND AND NEW YORK MUNICIPAL FUND ONLY) You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request. Holders of jointly registered Fund or bank accounts may REDEEM THROUGH THE DREYFUS TELETRANSFER Privilege for transfer to their bank account not more than $500,000 within any 30-day period. You should be AWARE THAT IF YOU HAVE SELECTED THE DREYFUS TELETRANSFER privilege, any REQUEST FOR A DREYFUS TELETRANSFER transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. See "HOW TO BUY SHARES--DREYFUS TELETRANSFER Privilege."


      REDEMPTION THROUGH A SELECTED DEALER. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent or its designee by 12:00 Noon, Eastern time, with respect to the Municipal Funds, or 5:00 p.m., Eastern time, with respect to the Government Money Fund, Treasury Money Fund and Money Fund on a business day, the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If a redemption request is received after such time, but by 8:00 p.m., Eastern time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day and the proceeds of redemption ordinarily will be transmitted in Federal Funds on the next business day. If a redemption request is received after 8:00 p.m., Eastern time, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

      STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, each Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect a Fund's shareholders.

                              SHAREHOLDER SERVICES


      FUND EXCHANGES. Clients of certain Service Agents may purchase, in exchange for shares of a Fund, shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, to the extent such shares are offered for sale in such client's state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


      A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

      B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of funds purchased with a sales load may be exchanged for shares of other funds sold without a sales load.

      D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

      To accomplish an exchange under item D above, you or your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of fund shares and your account number.


      To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to shareholders of each Fund automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over the DREYFUS EXPRESSSM voice response telephone system) from any person representing himself or herself to be you or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserve the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.


      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.


      DREYFUS AUTO-EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of a Fund, shares of certain other funds in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.


      Fund Exchanges and the Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired legally may be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. Each Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      DREYFUS-AUTOMATIC ASSET BUILDER(R). DREYFUS-AUTOMATIC Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the Federal Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

      DREYFUS PAYROLL SAVINGS PLAN. The Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.


      DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, paid by a Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:


      A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load.

      B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference will be deducted.

      D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from each Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      QUARTERLY DISTRIBUTION PLAN. The Quarterly Distribution Plan permits you to receive quarterly payments from a Fund consisting of proceeds from the redemption of shares purchased for your account through the automatic reinvestment of dividends declared on your account during the preceding calendar quarter.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.


      CORPORATE PENSION/PROFIT-SHARING AND PERSONAL RETIREMENT PLANS. (GOVERNMENT MONEY FUND, MONEY FUND AND TREASURY MONEY FUND) Each of the Government Money Fund, Money Fund and Treasury Money Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, these Funds make available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and Education Savings Accounts and 403(b)(7) Plans. Plan support services also are available.


      If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY WHICH ACTS AS CUSTODIAN. SUCH PURCHASES WILL BE EFFECTIVE WHEN PAYMENTS RECEIVED BY THE TRANSFER AGENT ARE CONVERTED INTO FEDERAL FUNDS. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

      You should read the prototype retirement plans and the applicable form of custodial agreement for further details as to eligibility, service fees and tax implications, and should consult a tax adviser.

                        DETERMINATION OF NET ASSET VALUE

      AMORTIZED COST PRICING. The valuation of each Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Board. With respect to the Municipal Funds, market quotations and market equivalents used in the Board's review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values these Funds' investments based on methods which include considerations of: yields or prices of municipal obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

      The extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2 of 1%, the Board promptly will consider what action, if any, will be initiated. In the event a Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

      NEW YORK STOCK EXCHANGE AND TRANSFER AGENT CLOSINGS. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


      Management believes that each Fund has qualified as a "regulated investment company" under the Code for the fiscal year ended November 30, 2001. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax.


      Each Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange or, for the Government Money Fund, Money Fund and Treasury Money Fund only, the Transfer Agent is open for regular business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and automatically are reinvested in additional shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

      With respect to the Municipal Funds, if, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of Federal tax exempt obligations, then the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his shares.

      With respect to the California Municipal Fund, if, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations which, when held by an individual, the interest therefrom is exempt from California personal income tax, and if the Fund qualifies as a management company under the California Revenue and Taxation Code, then the Fund will be qualified to pay dividends to its shareholders that are exempt from California personal income tax (but not from California franchise tax) ("California exempt-interest dividends"). However, the total amount of California exempt-interest dividends paid by the Fund to a non-corporate shareholder with respect to any taxable year cannot exceed such shareholder's pro rata share of interest received by the Fund during such year that is exempt from California taxation less any expenses and expenditures deemed to have been paid from such interest.

      For shareholders subject to the California personal income tax, exempt-interest dividends derived from California Municipal Obligations will not be subject to the California personal income tax. Distributions from net realized short-term capital gains to California resident shareholders will be subject to the California personal income tax distributed by the Fund as ordinary income. Distributions from net realized long-term capital gains may constitute long-term capital gains for individual California resident shareholders. Unlike under Federal tax law, the California Municipal Fund's shareholders will not be subject to California personal income tax, or receive a credit for California taxes paid by the Fund, on undistributed capital gains. In addition, California tax law does not consider any portion of the exempt-interest dividends paid an item of tax preference for the purpose of computing the California alternative minimum tax.


(PAGE)


                                YIELD INFORMATION


      For the seven-day period ended November 30, 2001, the yield and effective yield for Class A and Class B shares of each Fund were as follows:


NAME OF FUND AND CLASS             YIELD           EFFECTIVE YIELD


Government Money Fund
  Class A                         1.98%                2.00%
  Class B                         1.77% / 1.74%*       1.79% / 1.75%*
Treasury Money Fund
  Class A                         1.60%/ 1.58%*        1.61%/ 1.59%*
  Class B                         1.37% / 1.25%*       1.38% / 1.26%*

Money Fund                        2.07%                2.09%
  Class A                         1.87% / 1.85%*       1.89% / 1.87%*
  Class B

California Municipal Fund         1.16%                1.17%
  Class A                         0.76% / 0.71%*       0.76% / 0.71%*
  Class B

National Municipal Fund           1.32%                1.33%
  Class A                         0.91% / 0.86%*       0.91% / 0.86%*
  Class B

New York Municipal Fund           1.17%                1.18%
  Class A                         0.83% / 0.77%*       0.83% / 0.77%*
  Class B


----------------
* Net of reimbursed expenses.

      Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. Both yield figures take into account any applicable distribution and service fees. As a result, at any given time, the performance of Class B shares should be expected to be lower than that of Class A shares.


      As to the Municipal Funds, tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt. Based upon a 2001 Federal and State of California income tax rate of 44.76%, the tax equivalent yield for the 7-day period ended November 30, 2001 for Class A and Class B shares of the California Municipal Fund was as follows:


NAME OF FUND AND CLASS              TAX EQUIVALENT YIELD


California Municipal Fund
Class A                             2.10%
Class B                             1.38% / 1.29%*



      Based upon a 2001 Federal tax rate of 39.10%, the tax equivalent yield for the seven-day period ended November 30, 2001 for the Class A and Class B shares of National Municipal Fund was as follows:


NAME OF FUND AND CLASS              TAX EQUIVALENT YIELD


National Municipal Fund
Class A                             2.17%
Class B                             1.49% / 1.41%*



      Based upon a combined 2001 Federal, New York State and New York City personal income tax rate of 45.49%, the tax equivalent yield for the seven-day period ended November 30, 2001 for Class A and Class B shares of the New York Municipal Fund was as follows:

NAME OF FUND AND CLASS              TAX EQUIVALENT YIELD


New York Municipal Fund
Class A                             2.15%
Class B                             1.52% / 1.41%*


--------------
*     Net of reimbursed expenses.


      The tax equivalent yields noted above for the National Municipal Fund represent the application of the highest Federal marginal personal income tax rate presently in effect. The tax equivalent figures, however, do not include the potential effect of any state or local (including, but not limited to, county, district or city) taxes, including applicable surcharges. The tax equivalent yields noted above for the California Municipal Fund represents the application of the highest Federal and State of California marginal personal income tax rates presently in effect. The tax equivalent yields noted above for the New York Municipal Fund represent the application of the highest Federal, New York State, and New York City marginal personal income tax rates presently in effect. For Federal personal income tax purposes a 39.10% tax rate has been used, for California State income tax purposes the rate of 9.30% has been used, and for New York State and New York City personal income tax purposes, the rates of 6.85% and 3.65%, respectively, have been used. In addition, there may be pending legislation which could affect such stated tax rates or yields. You should consult your tax adviser, and consider your own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.

      Yields will fluctuate and are not necessarily representative of future results. From time to time, the Manager may limit Fund expenses to the extent it deems appropriate. This expense limitation policy is voluntary and may be revised or terminated at any time without notice. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in a Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which a Fund's price per share is determined.


      From time to time, each Municipal Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and not as being representative of the Fund's past or future performance.

      From time to time, advertising materials for a Fund may refer to or discuss then-current or past economic conditions, developments and/or events, or actual or proposed tax legislation, and may refer to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute.

      From time to time, advertising materials may refer to studies performed by the Manager or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Grade Investment Comparison Study (1996 & 1997)" or such other studies.


      From time to time, Fund sales communications may promote the full range of capabilities of Dreyfus Institutional Services Division, including offering investment options for commercial sweep programs, strategic partnerships, and wholesaler, operations and administration, marketing, and value added services.



                             PORTFOLIO TRANSACTIONS

      Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions, as such, are paid by a Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to, and sales price received from, market makers for the securities may include the spread between the bid and asked price. No brokerage commissions have been paid by any Fund to date.

      Transactions are allocated to various dealers by the portfolio managers of a Fund in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of a Fund or other funds advised by the Manager or its affiliates.

      Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the Manager's opinion that the receipt and study of such services should not reduce the overall expenses of its research department.

                           INFORMATION ABOUT THE FUNDS

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.

      The Government Money Fund and Treasury Money Fund are separate series of the Government Company. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Government Company will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for each Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority, in the case of the Government Money Fund, National Municipal Fund, Money Fund and Treasury Money Fund, or two-thirds, in the case of the California Municipal Fund and New York Municipal Fund, of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The California Municipal Fund and New York Municipal Fund are organized as unincorporated business trusts under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust (the "Trust Agreement") for each of these Funds disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholder for liabilities of the Fund.

      Each Fund sends annual and semi-annual financial statements to all its share- holders.

                        COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectus.

      Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of each Fund.


(PAGE)




                                   APPENDIX A

                              (MONEY FUND ONLY)



      Description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc. ("BankWatch"):


COMMERCIAL PAPER AND SHORT-TERM RATINGS

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

      The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

      Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest and, in the majority of instances, differ only in small degrees from issues rated AAA. The rating AA may be modified by the addition of a plus or minus sign to show relative standing within the rating category.

      Bonds rated Aaa by Moody's are judged to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

      Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

      Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support from central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

      In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.


(PAGE)



                                   APPENDIX B
                               (MUNICIPAL FUNDS)

      Description of certain S&P, Moody's and Fitch ratings:

S&P

MUNICIPAL BOND RATINGS

      An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                 AAA

      Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                 AA

      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

MUNICIPAL NOTE RATINGS

                                SP-1

      The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

COMMERCIAL PAPER RATINGS

      The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's

MUNICIPAL BOND RATINGS

                                 Aaa

      Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                 Aa

      Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds in the Aa category which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

COMMERCIAL PAPER RATINGS

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MUNICIPAL NOTE RATINGS

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

      A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, you should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

      Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                            MIG 1/VMIG 1

      This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                            MIG 2/VMIG 2

      This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch

MUNICIPAL BOND RATINGS

      The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operating performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                 AAA

      Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                 AA

      Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

      Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

SHORT-TERM RATINGS

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      Although the credit analysis is similar to Fitch's bond ratings analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                F-1+

      EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                 F-1

      VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                 F-2

      GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.


(PAGE)

                                  APPENDIX C

         RISK FACTORS--INVESTING IN CALIFORNIA MUNICIPAL OBLIGATIONS



         The following information is a summary of special factors affecting investments in California Municipal Obligations. It does not purport to be a complete description and is based on information drawn from official statements relating to securities offerings of the State of California (the "State") available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

RECENT DEVELOPMENTS REGARDING STATE FINANCES

         Reports have indicated that both the national and state economies have been in a recession starting in 2001. In California, the impact has been particularly felt in the high technology sector centered in the Bay Area/Silicon Valley, in the construction sector and in exports. The tragic events of September 11, 2001 have exacerbated the impact of the weakened economy, especially on tourism-related industries and locations. The State predicts there will be continued weakness through at least the first half of 2002 until the recovery starts. Nevertheless, the State reported that the California economy continued to outperform the nation as a whole.

         The slowdown in the California economy, combined with weakness in the stock market, has resulted in a dramatic decline in General Fund revenues compared to the estimates made at the time of the enactment of the 2001-02 Fiscal Year Budget Act (the "2001 Budget Act"). On January 10, 2002, the Governor released his Proposed Budget for 2002-03 (the "2002-03 Budget"), which included updated revenue estimates for the past, the current and the upcoming fiscal years. The 2002-03 Budget estimate of revenues for 2000-01 and 2001-02 is about $4.6 billion below the 2001 Budget Act forecast. Personal income tax receipts account for about $3.8 billion of this change, reflecting weakness in both withholding and estimated tax payments, which include payments relating to capital gains and stock option activity.

         A report issued on February 20, 2002 projects General Fund revenues for the period December 1, 2001 to June 30, 2002 will be about $2.8 billion lower than the forecast in the 2002-03 Budget, primarily because of recent evidence of lower-than-expected revenues and different estimates of stock option and capital gains income.

         The State has reported that General Fund cash receipts for the period July 1, 2001 through January 31, 2002 were about $1.4 billion below the forecast of cash receipts for such period contained in the 2002-03 Budget. The forecast of cash receipts in the 2002-03 Budget consisted of actual receipts through November 2002 and estimates for the balance of the year, so the shortfall reported by the State was attributable only to December 2001 and January 2002 estimates.

         In October 2001, the Governor announced a hiring freeze for most State positions and directed State agencies to make cuts in operating expenses totaling at least $150 million in 2001-02 expenditures. The Governor also asked agencies to prepare for cuts of up to 15% in expenditures in the 2002-03 fiscal year budget. Most of these actions do not apply to public safety and certain other mandated expenditures.

         In November 2001, the Governor issued a letter to all State departments and agencies instituting immediate action to further reduce expenditures in the 2001-02 fiscal year. The Governor directed agencies to immediately freeze spending on a specified list of programs and projects totaling almost $2.25 billion. The Governor stated that he had excluded from spending cuts expenditures which could provide short-term stimulus to the State economy. The Governor convened a special session of the Legislature in January 2002, to act on these proposed current year reductions. They were enacted, with certain modifications made by the Legislature, for a total of $2.2 billion, on February 4, 2002.

         The State announced in early January 2002, a plan to, among other things, have amortization of the State's long-term debt more closely approximate level annual debt service costs as compared to level annual principal, the current practice. Another element of the Treasurer's plan is the proposed issuance of refunding debt to pay selected maturities of general obligation bonds coming due in the period from February 2002 to June 2004. The first sale of refunding bonds is scheduled for March 2002 to refund maturities up to June 2003, with additional sales potentially to occur in 2003. Refunding of the selected maturities would not involve any early redemptions or extend the final maturity of the refunding bonds beyond the final maturity of the series of bonds of which the selected maturities were a part. Such refunding bonds would enable the State to move toward level annual debt service in future years and, if fully implemented as described in the plan, would provide General Fund expenditure reductions of up to $1.9 billion over the period from February 2002 to June 2004. The Governor has incorporated this plan in an update to the 2002-03 Budget.

RECENT DEVELOPMENTS REGARDING ENERGY

         DEVELOPMENT OF THE POWER SUPPLY PROGRAM. In January 2001, the Governor of California determined that the electricity available from California's utilities was insufficient to prevent widespread and prolonged disruption of electric service in California and proclaimed a state of emergency to exist in California under the California Emergency Services Act. The Governor directed the Department of Water Resources of the State ("DWR") to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency (the "Power Supply Program"). Following the Governor's proclamation under the California Emergency Services Act, the Power Supply Program was further authorized by the enactment of legislation (the "Power Supply Act") and the adoption of related orders by the California Public Utilities Commission ("CPUC").

         DWR sells electricity to approximately 10 million retail end-use customers in California ("Customers"). Customers are also served by three investor-owned utilities (the "Utilities"). DWR purchases power from wholesale suppliers under long-term contracts and in short-term and spot market transactions. DWR electricity is delivered to Customers through the transmission and distribution systems of the Utilities and payments from Customers are collected for DWR by the Utilities pursuant to servicing arrangements ordered by the CPUC.

         The Power Supply Program is expected to supply the shortfall (the "net short") between the amount of electricity required by Customers and the amount of electricity furnished to Customers by the Utilities until December 31, 2002. The Administration and the CPUC are developing plans for the provision of the net short after 2002, including plans to enable each of the Utilities to be able to furnish the portion of the net short not provided by DWR's long-term contracts (the "residual net short"). Alternatively, it is possible that the authorization of DWR to provide the residual net short will be extended by legislation or that another State agency will be authorized to develop a successor program. The proposed rate agreement between DWR and the CPUC anticipates the imposition of a surcharge on all Customers (based on the aggregate amount of electricity sold by DWR and the Utilities) to pay DWR's debt service costs, with the result that DWR itself would not be required to continue to sell electricity to pay its debt service costs.

         FINANCING THE POWER SUPPLY PROGRAM. The Power Supply Program was initially financed by unsecured, interest-bearing loans from the General Fund of the State ("State loans") aggregating approximately $6.2 billion (of which $116 million has already been repaid). Advances from the General Fund ceased in June 2001, after DWR arranged secured loans from banks and other financial institutions, producing net proceeds aggregating approximately $4.1 billion ("Interim loans"). The Power Supply Program is also funded by revenue from electricity sales to Customers; cash receipts from such revenues have aggregated approximately $3.7 billion through January 31, 2002.

         DWR is authorized by the Power Supply Act to issue up to $13.4 billion in revenue bonds. Sale of the bonds has been delayed since mid-2001 by a number of factors, including potential legal challenges and other proceedings. The terms of the Interim loans require that the DWR revenue bond proceeds be used to prepay the Interim loans, (before being used to repay the State loans or to pay expenses of the Power Supply Program). The Interim loans are not a general obligation of the State and are not repayable from or secured by the General Fund. The loan agreement does not provide for acceleration of the Interim loans if DWR is not in compliance with the terms of the loan agreement. DWR's current revenue requirement includes provision to pay scheduled debt service on the Interim loans in 2002.

         DWR also plans to repay the State loans from the proceeds of sale of DWR revenue bonds. DWR's current revenue requirement (described below under "CPUC Actions") does not include provision for repayment of any State loans in 2002 from power sales revenues.

         CPUC ACTION. Under California law, the retail rates for electricity supplied to Customers by DWR and the Utilities are to be set by the CPUC. Under the Power Supply Act, DWR is required to establish, revise and notify the CPUC of its revenue requirement for its purchases of electricity and its debt service. On November 5, 2001, DWR notified the CPUC of its revenue requirement through December 31, 2002. The CPUC had already authorized substantial overall retail rate increases commencing in early 2001, and on February 21, 2002 it adopted a decision establishing the respective rates to be recovered by DWR within each of the service territories of the Utilities. Determination of the respective rates for the Utilities may result in additional adjustments to overall rates.

         The Power Supply Act authorizes DWR and CPUC to enter into a rate agreement pertaining to DWR charges. A decision approving the proposed rate agreement was adopted by CPUC on February 21, 2002. The proposed rate agreement would provide for CPUC to impose bond charges (irrevocable surcharges imposed upon Customers to pay DWR revenue bond debt service) and department power charges (imposed upon Customers for electricity sold by DWR to pay DWR power purchase costs and other operating expenses) in response to DWR's submittal of its revenue requirement. Bond charges are a necessary component of DWR's planned revenue bond program and will not be imposed until after the decision of CPUC approving the rate agreement providing for such charges becomes final and unappealable.

         CPUC has adopted servicing agreements between DWR and two of the Utilities and a servicing order as to DWR and a Utility pertaining to the delivery of DWR-purchased electricity to Customers through the transmission and distribution systems of the Utilities and the collection of payments for DWR from Customers by the Utilities. One of the Utilities has challenged the servicing order in bankruptcy court. Revisions to the existing servicing agreements and the servicing order will be required to implement such the rate agreement described above.

         The CPUC has adopted a decision suspending as of September 20, 2001 the right of additional Customers to elect to purchase electricity from suppliers other than DWR and the Utilities until DWR is no longer a supplier of electricity. Petitions for writs of review of this decision were rejected by the California Supreme Court. Also pending before CPUC are questions regarding the implementation of this decision, including whether the date by which the affected Customers must have exercised their election should be earlier than September 20, 2001, and what, if any, exit fees may be imposed upon Customers choosing other suppliers.

         The timing of CPUC action or the effective dates of those actions may be affected by appeals or litigation brought by Utilities, consumer groups or other interested parties. Although under State law appeals and litigation of CPUC actions related to the Power Supply Program must be granted an expedited appeal process, there can be no assurance that any such appeals or litigation will not delay the issuance of DWR's revenue bonds or the implementation of DWR's rates.

         LITIGATION. A number of lawsuits have been filed concerning various aspects of the current energy situation. These include disputes over rates set by CPUC, continuing contractual obligations of certain small power generations; and antitrust and fraud claims against various parties. These cases may have an impact on the price or supply of energy in California. See "Litigation" below for a discussion of certain of these lawsuits.

STATE INDEBTEDNESS

         CAPITAL FACILITIES FINANCING. The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies.

         GENERAL OBLIGATION BONDS. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.

         As of January 1, 2002, the State had outstanding $23,897,558,000 aggregate principal amount of long-term general obligation bonds and unused voter authorizations for the future issuance of $9,974,134,000 of long-term general obligation bonds. As of January 1, 2002, the finance committees had authorized the issuance of up to $4,558,469,000 of commercial paper notes; as of that date $723,980,000 aggregate principal amount of general obligation commercial paper notes was outstanding.

         LEASE-PURCHASE DEBT. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease which provides the source of payment of the debt service on the lease-purchase bonds. The State had $6,231,054,641 General Fund-supported lease-purchase debt outstanding at January 1, 2002. The State Public Works Board, which is authorized to sell lease revenue bonds, had $3,248,295,000 authorized and unissued as of January 1, 2002. In addition, certain joint powers authorities were authorized to issue approximately $81,000,000 of revenue bonds to be secured by State Leases.

         NON-RECOURSE DEBT. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. There are 17 agencies and authorities authorized to issue revenue obligations (excluding lease-purchase debt). State agencies and authorities had $29,655,541,794 aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of December 31, 2001.

STATE FINANCES

         THE BUDGET PROCESS. The State's fiscal year begins on July 1 and ends on June 30. The State operates on a budget basis, using a modified accrual system of accounting, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred.

         The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). Under State law, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Following the submission of the Governor's Budget, the Legislature takes up the proposal.

         Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

         Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except for K-12 and community college ("K-14") education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations require a simple majority vote. Continuing appropriations, available without regard to fiscal year, also may be provided by statute or the State Constitution. There is litigation pending concerning the validity of such continuing appropriations. See "Litigation" below.

         Funds necessary to meet an appropriation need not be in the State Treasury at the time such appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

         THE GENERAL FUND. The moneys of the State are segregated into the General Fund and over 900 special funds, including bond, trust and pension funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

         THE SPECIAL FUND FOR ECONOMIC UNCERTAINTIES. The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State Controller to the General Fund as necessary to meet cash needs of the General Fund. The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. At the end of each fiscal year, the Controller is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund.

         INTER-FUND BORROWINGS. Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. As of June 30, 2001, the General Fund had no outstanding loans from the SFEU, General Fund special accounts or other special funds. As of January 10, 2002, the Department of Finance estimated that the General Fund would borrow $1.636 billion from SFEU for fiscal 2002.

         INVESTMENT OF FUNDS. Moneys on deposit in the State's Centralized Treasury System are invested by the Treasurer in the Pooled Money Investment Account (the "PMIA"). As of December 31, 2001, the PMIA held approximately $30.79 billion of State moneys and $18.97 billion of moneys invested for about 3,039 local governmental entities.

         PENSION TRUSTS. The three principal retirement systems in which the State participates are the California Public Employees' Retirement System, the California State Teachers' Retirement System and the University of California Retirement System. The actuarial value of assets exceeded the actuarial accrued liability of the three largest defined benefit retirement plans contained in the retirement systems as of June 30, 2001, and the net pension obligation of the State as of June 30, 2001 was reported as zero for each of the three plans. Accordingly, at present State contributions to the three plans consist only of current contributions calculated as a percentage of employee compensation, although there is no assurance that this situation will continue.

         WELFARE REFORM. The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 (the "Law") has fundamentally reformed the nation's welfare system. The Law includes provisions to: (1) convert Aid to Families with Dependent Children ("AFDC") from an entitlement program to a block grant titled Temporary Assistance for Needy Families ("TANF"), with lifetime time limits on TANF recipients, work requirements and other changes; (2) deny certain federal welfare and public benefits to legal noncitizens (this provision has been amended by subsequent federal law), allow states to elect to deny additional benefits (including TANF) to legal noncitizens, and generally deny almost all benefits to illegal immigrants; and (3) make changes in the Food Stamp program, including to reduce maximum benefits and impose work requirements. The block grant formula under the Law is operative through federal fiscal year 2002.

         California's response to the federal welfare reforms is the California Work Opportunity and Responsibility to Kids ("CalWORKs"), which replaced the former AFDC and Greater Avenues to Independence programs effective January 1, 1998. Consistent with federal law, CalWORKs contains time limits on receipt of welfare aid, both lifetime as well as current period. The centerpiece of CalWORKs is the linkage of eligibility to work participation requirements. Administration of the CalWORKs program is largely at the county level, and counties are given financial incentives for success in this program.

         Recently, the federal government formally notified the Department of Social Services ("DSS") that the State is in violation of the federal Cash Management Act in drawing down federal TANF dollars for fiscal incentive purposes that were not going to be immediately spent by the counties. Under the Cash Management Act, those funds are to remain at the federal level until such time as a state is going to actually expend those funds. The DSS plans to recover the $600 million that is expected to remain unexpended by the counties, and the Governor's Budget proposes to use $169.2 million as a funding source in 2002-03 to maintain CalWORKs funding within available resources. The remainder, $430.8 million, will be appropriated to counties to be available in 2002-03. In addition to $97 million in incentives earned prior to 2000-01, the $169.2 million may need to be paid to counties at a later point in time.

         Welfare caseloads have continued to decline with the implementation of the CalWORKs program. The 2002-03 CalWORKs caseload is projected to be 532,000, up from 520,000 cases in 2001-02 but down from a high of 921,000 cases in 1994-95.

         The 2001-02 CalWORKs budget reflects California's success in meeting the federally-mandated work participation requirements for federal fiscal years 1997, 1998, 1999 and 2000. With that goal being met, the federally-imposed maintenance-of-effort ("MOE") level for California is reduced from 80% of the federal fiscal year 1994 baseline expenditures for the former AFDC program ($2.9 billion) to 75% ($2.7 billion).

         In 2002-03 California will continue to meet, but not exceed, the federally-required $2.7 billion combined State and county MOE requirement. The 2002-03 Budget Act includes total CalWORKs-related expenditures of $7.4 billion, including child care transfer amounts for the Department of Education and the general TANF Block Grant reserve.

         LOCAL GOVERNMENTS. The primary units of local government in California are the counties, ranging in population from 1,200 in Alpine County to over 9,800,000 in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There also are about 478 incorporated cities and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities and have been required to maintain many services.

         In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-14 education districts by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services.

         The 2001 Budget Act and related legislation provided significant assistance to local governments, including $357 million for various local public safety programs, including the Citizens' Option for Public Safety ("COPS") program to support local front-line law enforcement, sheriffs' departments for jail construction and operations, and district attorneys for prosecution. For 2002-03, the State proposes to provide $35.4 million for local law enforcement technology grants and $232.6 million for the COPS and county juvenile justice crime prevention programs. This is intended to provide for a continuum of response to juvenile crime and delinquency and a swift, certain, and graduated response to juvenile offenders. The Budget also provides $162 million for deferred maintenance of local streets and roads, $38 million for environmental protection and hundreds of millions for health and human services. In addition, legislation was enacted in 1999 to provide annual relief to cities based on 1997-98 costs of jail booking and processing fees paid to counties. For 2002-03, cities will receive approximately $38 million in booking fees.

         Prior to legislation enacted in 1997, local governments provided the majority of funding for the State's trial court system. The legislation consolidated the trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source, and relieve fiscal pressure on the counties. Since then, the county general purpose contribution for court operations was reduced by $415 million and cities are retaining $68 million in fine and penalty revenue previously remitted to the State. In both the 2001-02 and 2002-2003 fiscal years, the State's trial court system will receive approximately $1.7 billion in State resources and $475 million in resources from the counties.

         The entire statewide welfare system has been changed in response to the change in federal welfare law enacted in 1996 (see "Welfare Reform" above). Under the CalWORKs program, counties are given flexibility to develop their own plans, consistent with State law, to implement the program and to administer many of its elements, and their costs for administrative and supportive services are capped at the 1996-97 levels. Counties are also given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified standards. Counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.

         STATE APPROPRIATIONS LIMIT. The State is subject to an annual appropriations limit imposed by the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

         Constitutionally, the State is prohibited from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

         There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, most State subventions to local governments, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes) are all excluded. The Appropriations Limit may be exceeded in cases of emergency.

         The State's Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The measurement of change in population is a blended average of statewide overall population growth and change in attendance at K-14 districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 school districts and refunds to taxpayers.

         The Legislature has enacted legislation to implement and set forth the methods for determining the Appropriations Limit. State law requires an estimate of the Appropriations Limit to be included in the Governor's Budget and thereafter to be subject to the budget process and established in the Budget Act.

         The following table shows the Appropriations Limit for 1998-99 through 2002-03. Because of the extraordinary surge of revenues in 1999-00, the State exceeded its Appropriations Limit by $975 million in that year. As of the release of the 2002-03 Budget, the Department of Finance projects the Appropriations Subject to Limit to be $14.526 billion and $6.336 billion under the Appropriations limit in fiscal years 2001-02 and 2002-03, respectively. Since the excess revenues are calculated over a two-year period, there are no excess revenues for the combined 1999-00 and 2000-01 fiscal years.

                           State Appropriations Limit

                                   (Millions)


                                                                          Fiscal Years

                                               1998-99        1999-00     2000-01        2001-02        2002-03
                                               -------        -------     -------        -------        -------

State Appropriations Limit                     $47,573        $50,673     $54,073        $59,318        $58,499*
Appropriations Subject to Limit                (43,777)       (51,648)    (52,230)       (44,792)*      (52,163)*

Amount (Over)/Under Limit                       $3,796          $(975)    $(1,843)       $14,526*       $6,336*


------------------
*        Estimated/Projected.
SOURCE:  State of California, Department of Finance.


         PROPOSITION 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 (as modified by Proposition 111, enacted on June 5, 1990), guarantees K-14 schools the greater of (1) in general, a fixed percent of General Fund revenues ("Test 1"); (2) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living and enrollment ("Test 2"); or (3) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 fiscal year, implementing Proposition 98, determined the K-14 schools' funding guarantee under Test 1 to be 40.3% of the General Fund tax revenues, based on 1986-87 appropriations. However, that percent has been adjusted to approximately 35% to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

         Proposition 98 permits the Legislature by two-thirds vote of both Houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain excess State tax revenues to K-14 schools. See "State Finances--State Appropriations Limit" above.

         During the recession in the early 1990s, General Fund revenues for several years were less than originally projected so that the original Proposition 98 appropriations were higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. As a result, per-pupil funding from Proposition 98 sources remained approximately $4,200 between fiscal years 1991-92 and 1993-94.

         IN 1992, A LAWSUIT TITLED CALIFORNIA TEACHERS' ASSOCIATION V. GOULD was filed, challenging the validity of these off-budget loans. A settlement of the lawsuit in 1996 requires both the State and K-14 schools share in the repayment of $1.76 billion prior years' emergency loans to schools. The State is repaying $935 million by forgiveness, while schools will repay $825 million. The State's share of the repayment is reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.

         Substantially increased General Fund revenues in the fiscal years 1994-95 through 2000-01 have resulted in significant increases in the level of Proposition 98 appropriations budgeted for those years. Because of the State's increasing revenues, per-pupil funding at the K-12 level has increased by more than 59% since 1991-92, to an estimated $6,681 per pupil in 2000-01. Since the enactment of the 2001 Budget, the projected level of revenue available to the State for fiscal year 2001-02 has declined by over $4.7 billion. Even with lower revised revenues for 2001-02, the General Fund share of the 2001-02 guarantee remains over $1 billion higher than the prior year, resulting in a 2001-02 Proposition 98 funding level of $6,922 per pupil. The revenue projection for 2002-03 is expected to increase approximately $5.7 billion over the revised 2001-02 revenue estimate. The General Fund share of the guarantee will decrease approximately $50 million, from $31.404 billion in 2001-02 to $31.354 billion in 2002-03. However, despite this decline in the General Fund share of the total guarantee, the 2002-03 Governor's Budget proposal fully funds enrollment growth and cost of living adjustments. Total funding for K-14 yields a funding level of approximately $46.0 billion ($7,058 per K-12 pupil), an increase of over 2% compared to the revised 2001-02 level.

         TOBACCO LITIGATION. In 1998, the State signed a settlement agreement with the four major cigarette manufacturers, and under the settlement half of the money will be paid to the State and half to local governments. During fiscal year 2000-01, the General Fund received $383 million in settlement payments. The Budget forecasts payments to the State totaling $475 billion in 2001-02 and $474 billion in 2002-03.

PRIOR FISCAL YEARS' FINANCIAL RESULTS

         Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96 due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing occurred over the end of the last five fiscal years.

         The economy grew strongly during the fiscal years beginning in 1995-96 and, as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98, $1.7 billion in 1998-99 and $8.2 billion in 1999-00) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local government and infrastructure expenditure.

         The extraordinary fiscal resources available in 2000-2001 allowed the State to provide significantly increased funding for K-12 schools, higher education and heath and human services. A total of about $1.5 billion was enacted as part of the budget process.

         The 2002-03 Budget released on January 10, 2002 provided final 2000-01 revenue and expenditures. Expenditures in 2000-01 were $78.0 billion, about $2.0 billion below the 2001 Budget Act estimates. The 2002-03 Governor's Budget reported that the June 30, 2001 SFEU balance, the budget reserve, was approximately $1.3 billion. This figure recognized the disbursement prior to June 30, 2001 of about $6.2 billion from the General Fund to make loans for the DWR. (At the time of enactment of the 2001 Budget Act, the Department of Finance had estimated the June 30, 2001 balance in the SFEU at $6.3 billion, but without recognition of the loans as an expenditure for budget purposes.)

CURRENT STATE BUDGETS

         The discussion below of the fiscal year 2001-02 and 2002-03 budget are based on the State's estimates and projections of revenues and expenditures and must not be construed as statements of fact. These estimates and projections are based upon various assumptions as updated in the 2002-03 Budget which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

         FISCAL YEAR 2001-02 BUDGET. The 2001-02 Budget Act was signed by the Governor on July 26, 2001, almost four weeks after the start of the fiscal year. The spending plan for 2001-02 included General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. The spending plan utilized more than half of the budget surplus as of June 30, 2001, but still left a projected balance at June 30, 2002 of $2.6 billion, the largest appropriated reserve in State history. The 2001 Budget Act assumed that, during the course of the fiscal year, the $6.2 billion advanced by the General Fund to DWR for power purchases would be repaid with interest.

         The 2001 Budget Act also included Special Fund expenditures of $21.3 billion and Bond Fund expenditures of $3.2 billion. The State issued $5.7 billion of revenue anticipation notes on October 4, 2001 as part of its cash management program. An updated estimate of fiscal year 2001-02 revenues and expenditures was included in the 2002-03 Budget.

         Some of the major features of the 2001 Budget Act were the following:

1. Proposition 98 per pupil spending was increased by 4.9%. Total General Fund spending of $32.4 billion for K-12 education fully funds enrollment and cost of living increases and also provides additional funding for a number of programs, such as teacher and principal training programs, instructional and student achievement improvement programs, energy cost assistance, and high-tech high schools.

2. Higher education funding was increased to allow for enrollment increases at both the University of California and the California State University system with no fee increases. Additional funding was also provided for 3% student growth at community colleges.

3. Health and human services generally were fully funded for anticipated caseload growth. The 2001 Budget Act adopted a proposal to utilize $402 million of tobacco litigation settlement payments to fund certain health programs.

4. In addition to $4.3 billion of continuing tax relief, the 2001 Budget Act contained about $125 million in new General Fund tax relief, primarily for senior citizens property tax assistance and certain new tax credits aimed at rural areas and agricultural equipment. As noted above, the Legislature modified the law permitting a 0.25% cut in the state sales tax rate if the General Fund reserve exceeds 3% of revenues in the current fiscal year. This change was not expected to impact the 2001-02 fiscal year.

5. The 2001 Budget Act altered the six-year transportation funding plan started in the 2000-01 fiscal year. The Legislature postponed for two years the transfer of sales taxes on gasoline to support transportation programs, and this transfer will take place during the 2003-04 to 2007-08 fiscal years. As a result, $2.5 billion of these sales tax revenues will remain in the General Fund over the 2001-02 and 2002-03 fiscal years. To allow all current projects to remain on schedule through 2002-03, the legislation authorized certain internal loans from other transportation accounts. Part of the Budget Act compromise was an agreement to place on the March 2002 statewide ballot a constitutional amendment which would make permanent, after 2007-08, the dedication of sales taxes on gasoline to transportation purposes.

6. The 2001 Budget act provided significant assistance to local governments including $232.6 million for the Citizens' Option for Public Safety ("COPS") program and county juvenile justice crime prevention programs, $209 million for mental health and social services, $154 million for street and road maintenance, $124 million for various public safety programs and $34 million for environmental protection.

         The 2001-02 Governor's Budget, released January 20, 2001, estimated 2001-02 General Fund revenues and transfers to be about $79.4 billion and proposed $82.9 billion in expenditures, utilizing a portion of the surplus expected from 2000-01. The Governor proposed budget reserves in 2001-02 of $2.4 billion, including $500 million for unplanned litigation costs.

         The May 2001-02 budget revision disclosed a reversal of the recent General Fund financial trend, as a result of the slowdown in economic growth in the State starting in the first quarter of 2001 and, most particularly, the steep drop in stock market levels since early 2000. The 2001 Budget Act projected General Fund revenues in 2001-02 would be about $75.1 billion, a drop of $2.9 billion from revised 2000-01 estimates. Most of the drop was attributed to the personal income tax, which reflected both slower job and wage growth and a severe decline in capital gains and stock option income, which is included in personal income tax statistics.

2002-03 PROPOSED BUDGET

         The 2002-03 Budget, released on January 10, 2002 (the "2002-03 Budget"), projected a fall-off in General Fund revenues due to the national economic recession combined with the stock market decline, which began in mid-2000. Personal income tax receipts, which include stock option and capital gains realizations, are particularly impacted by the slowing economy and stock market decline. As a result, the administration projected a combined budget gap for 2001-02 and 2002-03 of approximately $12.5 billion.

         The 2002-03 Budget projected revenues from the three largest sources of tax revenue (personal income, sales and use and corporation) to be about $64.9 billion in 2001-02. This is more than $5 billion lower than projected in the 2001 Budget Act and more than $7 billion lower than the final estimates for 2000-01. Most of the decline in projected tax revenues is attributable to the personal income tax. Total revenues and transfers, projected to be $77.1 billion in 2001-02, include the receipt of $6.6 billion from the sale of Department of Water Resources Revenue Bonds and other sources to repay General Fund loans with interest. The 2002-03 Governor's Budget projected major tax revenues of $71.3 billion and total revenues and transfers of $79.3 billion for 2002-03.

         The 2002-03 Budget contains the following major components:

1. Total Proposition 98 expenditures for education would be about $7,058 per pupil, an increase from the estimated level of $6,922 for 2001-02. If growth in personal income on a per capita basis is greater than predicted by the 2002-03 Governor's Budget, spending would have to increase.

2. In view of budget constraints, support for higher education will have less growth than in recent years, with University of California, California State University and the Community Colleges receiving 1.0%, 0.8% and 1.7% increases, respectively. However, the 2002-03 Budget proposes to fund enrollment increases between 3% and 4% in all three segments. The 2002-03 Budget continues funding for the new University of California campus at Merced, scheduled to open in the fall of 2004.

3. The Governor proposed a total of $30 billion in new general obligation bonds for local school construction and higher education facilities to be included in amounts of $10 billion each on the 2002, 2004 and 2006 statewide ballots. Almost all of the last voted bond authorization, $9.2 billion approved in 1998, has been allocated.

4. Youth and adult corrections expenditures will be reduced by 1.8% from the previous year. Health and human services expenditures will be increased by 3.3%. Combined expenditures for other programs, such as transportation, resources, environmental protection, general government and tax relief, will be reduced by 5% in the aggregate. Many capital outlay projects currently funded out of the General Fund are proposed to be funded with bond funding.

5. The 2002-03 Budget proposed action by the Legislature to conform State tax laws to recent changes in federal tax law. This is estimated to increase revenues by $178 million in 2002-03, but lower revenues in subsequent years. The 2002-03 Governor's Budget does not propose any new taxes or modification to the tax relief enacted in the past several years. Final action on budget adjustments for 2001-02 and enactment of the 2002 Budget Act will occur following negotiations with the Legislature and the Governor over the coming months.

ECONOMY AND POPULATION

         INTRODUCTION. California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Since 1994, California's economy has been performing strongly after suffering a deep recession between 1990 and 1993.

         ECONOMY. In the 2002-03 Budget the Department of Finance projects that the California economy will contract in early-2002 before beginning to recover about mid-year. The recovery could be tepid in the second half of the year if California's high-tech sector is slow to rebound, but 2003 should bring a pickup in economic growth. The national economy slipped into recession in March 2001, ending the record-long economic expansion that began in early 1991. Federal Reserve interest rate cuts, tax cuts, and increased military spending have kept the recession mild.

         California's economy began to slow in the Spring of 2001 but fared better than most other state economies. The slowdown has been most pronounced in the state's high-tech sector and tourism industry. The later was hit hard by the September 11 terrorist attacks. Job growth slipped to 1.3% in the state while falling to 0.4% in the nation. Cutbacks by manufacturers of electronic components, builders, firms providing computer programming and related services, and companies providing personnel supply services, along with slower job growth in retailing, accounted for over half of the drop in job growth in the State. Steady gains in local education moderated the decline in overall jobs. State unemployment rose from 4.5% in February 2001 to 6.0% in December.

         The state's job losses were concentrated in the San Francisco Bay Area, home to many of the state's dot-coms and high-tech firms. Unemployment in Santa Clara County jumped from 1.3% in December 2000 to 6.1% in December 2001. The increase in San Francisco County was also large: 2.5% to 5.7%. Unemployment also rose in Southern California and Sacramento County but much more moderately.

         Many employees reaped handsome gains as high-tech and dot-com stocks soared in value in the second half of the 1990s. The tech-heavy NASDAQ Composite stock index appreciated over 900%. But stock prices peaked in early 2000, and the plunge that followed wiped out much of the prior two years' gains. The tech and dot-com stocks were hit particularly hard: the NASDAQ lost nearly 70% of its value between February 2000 and September 2001. Many employee stock options became worthless, especially recently awarded ones, and estimated stock option income fell to $41 billion in 2001.

         It is unlikely that bonus and stock option income will create so much volatility in both total personal income and state tax revenues in 2002 and 2003 now that the tech-stock bubble has been burst. A more rational assessment of the prospects of high-tech companies and dot-coms is likely going forward.

         POPULATION AND LABOR FORCE. The State's July 1, 2001 population of over 35 million represented over 12% of the total United States population.

         California's population is concentrated in metropolitan areas. As of the April 1, 2000 census, 97% resided in the 25 Metropolitan Statistical Areas in the State. As of July 1, 2000, the 5-county Los Angeles area accounted for 48% of the State's population, with over 16.0 million residents, and the 10-county San Francisco Bay Area represented 21%, with a population of over 7.0 million.

         The following table shows California's population data for 1994 through 2001.


                               Population 1994-01
                                                                                                      California
                 California         % Increase Over       United States        % Increase Over      as % of United
   YEAR         POPULATION *        PRECEDING YEAR         POPULATION *        PRECEDING YEAR           STATES
   ----         ------------        --------------         ------------        --------------           ------

   1994          32,523,000               0.7%             260,327,000               1.0%                 n.c
   1995          31,711,000               0.6              262,803,000               1.0                  n.c
   1996          31,962,000               0.8              265,229,000               0.9                  n.c
   1997          32,452,000               1.5              267,784,000               1.0                  n.c
   1998          32,862,000               1.3              270,248,000               0.9                  n.c
   1999          33,417,000               1.7              272,691,000               0.9                  n.c
   2000          34,758,000               2.0              275,125,000               n.c                 12.1
   2001          34,757,895               2.0              284,796,887               0.9                 12.2


*        Population as of July 1.
n.c.     Not comparable pending update of U.S. population estimates


SOURCE: U.S. Department of Commerce, Bureau of the Census; California figures from State of California, Department of Finance.


         The following table presents civilian labor force data for the resident population, age 16 and over, for the years 1993 to

2001

                               Labor Force 1993-01

                              LABOR FORCE TRENDS (THOUSANDS)                       UNEMPLOYMENT RATE (%)
        YEAR                LABOR FORCE              EMPLOYMENT              CALIFORNIA            UNITED STATES
        ----                -----------              ----------              ----------            -------------

        1993                  15,360                   13,918                     9.4%                    6.9%
        1994                  15,450                   14,122                   8.6                     6.1
        1995                  15,412                   14,203                   7.8                     5.6
        1996                  15,512                   14,392                   7.2                     5.4
        1997                  15,947                   14,943                   6.3                     4.9
        1998                  16,337                   15,368                   5.9                     4.5
        1999                  16,597                   15,732                   5.2                     4.2
        2000                  17,091                   16,246                   4.9                     4.0
        2001                  17,390                   16,483                   5.2                     4.8

SOURCE:  State of California, Employment Development Department.


LITIGATION

         The State is a party to numerous legal proceedings. The following are the most significant pending proceedings, as reported by the Office of the Attorney General.

         IN COUNTY OF ORANGE V. ORANGE COUNTY ASSESSMENT APPEALS BOARD #3, the Court has determined that the Orange County assessor's office received property taxes from two taxpayers in excess of the amounts collectable under the California Constitution ("Proposition 13"). The plaintiffs' legal claim focuses on the constitutionality of the practice of the Orange County assessor's office to increase or "recapture" the assessed values of real properties that temporarily decline and then increase in value. The plaintiffs are also seeking the certification of their action as a class action. Indirect effects of the final determination that the contested assessment practices are contrary to Proposition 13 could result in costs to the State in an aggregate amount in excess of $400 million.

         ON JUNE 24, 1998, PLAINTIFFS IN HOWARD JARVIS TAXPAYERS ASSOCIATION ET AL. V. KATHLEEN CONNELL filed a complaint for certain declaratory and injunctive relief challenging the authority of the State Controller to make payments from the State Treasury in the absence of a State budget. On July 21, 1998, the trial court issued a preliminary injunction prohibiting the State Controller from paying moneys from the State Treasury for fiscal year 1998-99, with certain limited exceptions, in the absence of a state budget. The preliminary injunction, among other things, prohibited the State Controller from making any payments pursuant to any continuing appropriation. In July 1998, the Court of Appeal granted a request to stay the preliminary injunction pending the Court of Appeal's decision on the merits of the appeal, and the Supreme Court transferred the State Controller's request to the Court of Appeal. The matters are now pending before the Court of Appeal. Briefs have been submitted; no date has yet been set for oral argument.

         In January 1997, California experienced major flooding with preliminary estimates of property damage of approximately $1.6 TO $2.0 BILLION. IN MCMAHON
V. STATE, a substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the 1997 flooding. After various pre-trial proceedings, the State filed its answer to the plaintiffs' complaint in January of 2000. The trial is set for July 2002.

         THE STATE IS INVOLVED IN A LAWSUIT RELATED TO CONTAMINATION AT THE STRINGFELLOW TOXIC WASTE SITE. IN UNITED STATES, CALIFORNIA V. J.B. STRINGFELLOW, JR., ET AL., the State is seeking recovery for past costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. However, the defendants have filed a counterclaim against the State for alleged negligent acts, resulting in significant findings of liability against the State as owner, operator, and generator of wastes taken to the site. The State has appealed the rulings. Present estimates of the cleanup range from $400 million to $600 million. Potential State liability falls within this same range. However, all or a portion of any judgment against the State could be satisfied by recoveries from the State's insurance carriers. The State has filed a suit against certain of these carriers. The trial on the recovery action is not expected to begin until late 2002.

         THE STATE IS A DEFENDANT IN PATERNO V. STATE OF CALIFORNIA, a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The trial court found liability in inverse condemnation and awarded damages of $500,000 to a sample of plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals. In August 1999, the Court of Appeal issued a decision reversing the trial court's judgment against the State and remanding the case for retrial on the inverse condemnation cause of action. The California Supreme Court denied plaintiff's petition for review. After a four-month trial, the court ruled that plaintiffs take nothing from defendants.

         IN COUNTY OF SAN BERNARDINO V. STATE DEPARTMENT OF HEALTH SERVICES AND BARLOW RESPIRATORY HOSPITAL V. STATE DEPARTMENT OF HEALTH SERVICES, which are being tried together in state court, plaintiffs seek mandamus relief requiring the State to retroactively INCREASE OUT-PATIENT MEDI-CAL REIMBURSEMENT RATES. PLAINTIFFS IN ORTHOPEDIC HOSPITAL V. BELSHE, a federal court action, seek the same relief on a prospective basis. Plaintiffs in the state court action have estimated that the retroactive damages could exceed $500 million. Should prospective relief be granted, the State's costs could increase by more than $100 million per year in future YEARS. THE TRIAL IN THE COUNTY OF SAN BERNARDINO AND BARLOW cases is scheduled to have three phases: law, fact and remedy phases. The state court litigation has been stayed pending settlement negotiations which have resulted in settlement of all three cases for $350 million in retroactive payments and a 30% increase in reimbursement rates beginning July 1, 2001, with a 3.33% increase in each of the following three years. However, this settlement is subject to approval by the United States Department of Health and Human Services, Health Care Financing Administration, State and authorization of federal financial participation.

         THE STATE IS INVOLVED IN THREE REFUND ACTIONS, CALIFORNIA ASSN. OF RETAIL TOBACCONISTS (CART), ET AL. V. BOARD OF EQUALIZATION, ET AL., CIGARETTES CHEAPER!, ET AL. V. BOARD OF EQUALIZATION, ET AL. AND MELANE/SUNEAST, ET AL V. BOARD OF EQUALIZATION, ET AL., that challenge the constitutionality of Proposition 10, which the voters passed in 1998 to establish the CHILDREN AND FAMILIES COMMISSION AND LOCAL COUNTY COMMISSIONS AND TO FUND EARLY CHILDHOOD DEVELOPMENT PROGRAMS. CART AND CIGARETTES CHEAPER! allege that Proposition 10, which increases the excise tax on tobacco products, violates 11 sections of the California Constitution and related provisions of law. McLane/Suneast challenges only the "double tax" aspect of Proposition 10. Trial of these three consolidated cases commenced on September 15, 2000. A final statement of decision issued on December 7, 2000, and judgment in favor of all defendants as to all 30 consolidated counts was entered on January 9, 2001. The McLane/Suneast and U.S. Tobacco plaintiffs timely appealed all "double tax" issues, and the CART plaintiffs and Cigarettes Cheaper! plaintiffs timely appealed these and all other issues. Due to the facial challenge, there is exposure as to the entire $750 million per year collected under Proposition 10 together with interest, which could amount to several billion dollars by the time the case is finally resolved.

         IN THE LIMITED STORES, INC. AND AFFILIATES V. FRANCHISE TAX BOARD plaintiff has brought a bank and corporation tax refund action to recover $5,627,713.30, for the years ending January 1993 and January 1994. Plaintiff's primary allegation is that the Franchise Tax Board (Board) mischaracterized the gross receipts from their sale of certain short-term financial instruments and that this resulted in a violation of the Due Process and Commerce Clauses of the U.S. Constitution. Other taxpayers have raised the same issue in administrative actions. Consequently, final decision in favor of plaintiff could result in tax reductions of $220 million for prior years, with an additional $180 million in interest, and potential future annual revenue loss of $50 million.

         IN FORCES ACTION PROJECT ET AL. V. STATE OF CALIFORNIA ET AL., various smokers rights groups challenge the tobacco settlement as it pertains to California, Utah and the City and County of San Francisco. Plaintiffs assert a variety of constitutional challenges, including that the settlement represents an unlawful tax on smokers. Motions to dismiss by all defendants, including the tobacco companies, were eventually converted to summary judgment motions by the court and heard on September 17, 1999. On January 5, 2000, the court dismissed the complaint for lack of subject matter jurisdiction because the plaintiffs lacked standing to sue. The court also concluded that the plaintiffs' claims against the State and its officials are BARRED BY THE 11TH Amendment. On August 15, 2001, the 9th Circuit Court of Appeals affirmed the district court's dismissal of plaintiffs' claims but remanded the case to the district court to rule on whether plaintiffs should be allowed to amend their complaint to make a claim for injunctive relief under the federal antitrust laws. Plaintiffs have filed a motion to amend their complaint. The District Court denied plaintiffs' motion for leave to amend.

         ARNETT V. CALIFORNIA PUBLIC EMPLOYEES RETIREMENT SYSTEM, ET AL. was filed by seven former employees of the State of California and local agencies seeking back wages, damages and injunctive relief. Plaintiffs are former public safety members who began employment after the age of 40 and are recipients of Industrial Disability Retirement ("IDR") benefits. Plaintiffs contend that the formula which determines the amount of IDR benefits violates the federal Age Discrimination in Employment Act of 1967 ("ADEA"). Plaintiffs contend that, but for their ages at hire, they would receive increased monthly IDR benefits similar to their younger counterparts who began employment before the age of 40. CalPERS has estimated the liability to the State as approximately $315.5 million were the plaintiffs to prevail. The District Court dismissed the complaint for failure to state a claim. On August 17, 1999, the Ninth Circuit Court of Appeals reversed the District Court's dismissal of the complaint. The State sought further REVIEW IN THE UNITED STATES SUPREME COURT. ON JANUARY 11, 2000, THE UNITED STATES SUPREME COURT IN KIMEL V. FLORIDA BOARD OF REGENTS held that Congress did not abrogate the sovereign immunity of the states when it enacted the ADEA. Thereafter, on January 18, 2000, THE SUPREME COURT GRANTED THE PETITION FOR WRIT OF CERTIORARI IN ARNETT, vacated the judgment of the Ninth Circuit, and remanded the CASE TO THE NINTH CIRCUIT FOR FURTHER PROCEEDINGS CONSISTENT WITH KIMEL. In turn, the Ninth Circuit remanded the case to the District Court. Thereafter, the Equal Employment Opportunity Commission intervened in this action. In December 2000, the State filed a motion for summary judgment based on sovereign immunity and constitutional grounds. The parties are engaged in settlement discussions. No trial date is set.

         On March 30, 2000, a group of students, parents, and community based organizations representing school children in the Los Angeles Unified School District ("LAUSD") brought a law suit against the State Allocation Board ("SAB"), the State Office of Public SCHOOL CONSTRUCTION ("OPSC") AND A NUMBER OF STATE OFFICIALS (GODINEZ, ET AL. V. DAVIS, ET AL.) in the Superior Court in the County of Los Angeles. The lawsuit principally alleges SAB and OPSC have unconstitutionally and improperly allocated funds to local school districts for new public school construction as authorized by the Class Size Reduction Kindergarten-University Public Education Facilities Bond Act (hereafter referred to as "Proposition 1A"). Plaintiffs seek only prospective relief, alleging that the current SAB method of allocating new construction funds is neither reasonable nor fair to large, urban school districts. The Plaintiffs allege that funds are not being allocated on a priority of greatest need basis. On December 13, 2000, the parties reached an agreement under which plaintiffs and intervenors agree that the regulations adopted by the SAB at its meeting of that date adequately address the needs of LAUSD. Assuming no future substantive changes in the regulations, the lawsuit will not go forward and will eventually be dismissed. On or about December 8, 2000, a related lawsuit was filed in Sacramento County Superior Court by the Coalition for Adequate School Housing ("CASH"). CASH seeks a writ of mandate against the SAB to prevent the distribution of new school construction funds according to the newly adopted regulations. CASH seeks distribution of the new school construction funds on a first come, first served basis. The SAB has filed an answer. The CASH petition was denied on September 25, 2001 and the court ordered the action dismissed in its entirety. The Attorney General is of the opinion that neither the Godinez nor the CASH lawsuit affects the validity of any State bonds, nor the authority of the State to issue bonds under the current authorization granted by the finance committees.

         IN CHARLES DAVIS V. CALIFORNIA HEALTH AND HUMAN SERVICES AGENCY, the plaintiff has brought a class action under a number of federal acts, including the Americans with Disabilities Act, seeking declaratory and injunctive relief, alleging that persons who are institutionalized with disabilities at San Francisco run 1,200 bed skilled nursing facility (Laguna Honda) who require long term care should be assessed as to whether they can be treated at home or in a community-based facilities, and then provided appropriate care. The State has filed an answer. At this early stage in the proceedings, it is difficult to assess the financial impact of a judgment against the State. However, should the plaintiff prevail, the State's liability could exceed $400 million. The State is vigorously defending this action.

         IN STEPHEN SANCHEZ, ET AL. V. GRANTLAND JOHNSON, ET AL., the plaintiffs have brought a class action in Federal District Court for the Northern District of California seeking declaratory and injunctive relief, alleging, in part, that provider rates for community-based services for developmentally disabled individuals are discriminatory under the Americans with Disabilities Act and violate the Social Security Act, the Civil Rights Act and the Rehabilitation Act because they result in unnecessary institutionalization of developmentally disabled persons. The State has filed a responsive pleading and is vigorously contesting this case. At this early state in the proceedings, it is difficult to assess the financial impact of a judgment against the State. However, should the plaintiffs prevail, the State's liability could exceed $400 million.

         LITIGATION RELATING TO ENERGY MATTERS. More than thirty claims have been filed with the Victim Compensation and Government Claims Board (Board) seeking compensation from the State as a result of the commandeering by the Governor under Executive Orders of certain block forward power purchase contracts in February 2001. These claims total more than $1 billion. However, several of the Utilities filed petitions challenging the Board proceeding on the ground that the Board has no jurisdiction over the matter. A hearing on these petitions was set for March 1, 2002. The Board proceeding has been stayed by the Superior Court pending the results of that hearing.

         In addition to the administrative action before the Board, four court actions related to the commandeering of the block forward contracts were filed. The several Utilities filed inverse condemnation complaints against the State. The People of the State of California, acting by and through DWR, filed a declaratory relief action seeking a declaration regarding the extent of the State's liability, if any, and a declaration that any entity that has not filed a claim with the Board is barred from claiming damages in any other action. All of these cases have been coordinated by the Judicial Council and will be heard by a single judge in Sacramento County Superior Court.

         Although two of the Utilities filed for protection under Chapter 11 of the federal Bankruptcy Code, pursuant to stipulation, the bankruptcy court has granted relief from the automatic stay to enable the debtors and the State to prosecute and defend to final judgment any actions or claims relating to the commandeering of the block forward contracts, including specifically the three inverse condemnation actions and the declaratory relief action.

         On February 13, 2002, the Federal Energy Regulatory Commission ("FERC") directed a staff investigation into whether any entity, including Enron Corporation (through any of its affiliates or subsidiaries), manipulated prices in the electric or natural gas markets in the western United States. Should this investigation lead the FERC to determine that the DWR contracts are not just and reasonable, it could result in a change to the rates or the terms and conditions of those contracts.

         IN CARBONEAU V. STATE OF CALIFORNIA ET AL., filed on November 9, 2001, plaintiff alleges that he intends to bring suit as the representative of a class of persons who have suffered rate increases as a result of power contracts entered into between the State and certain power companies. The plaintiff asserts that certain named defendants who participated in the contract process had conflicts of interest. The plaintiff also claims that in negotiating these power contracts defendants engaged in unfair business practices and violated anti-trust laws and the Consumer Legal Remedies Act. Plaintiff seeks declaratory and injunctive relief as well as damages, with a main objective being to have all electricity contracts entered into by the DWR since January 2001 declared void as against public policy. Such declaration could delay the issuance of DWR revenue bonds or the acquisition of other financing.

         ACTION REQUIRING DWR TO PAY FOR POWER ORDERED FOR PG&E AND SCE. FERC has exclusive jurisdiction over the wholesale electric power market in the United States and the rates, terms, and conditions of service of the California Independent Systems Operator ("ISO"). FERC adopted a mitigation program for the California energy market in mid-2001 with the objective of ensuring just and reasonable wholesale electricity prices. DWR has been serving as a creditworthy party backing purchases of the net short power supply for the Utilities. DWR had not been making payments to the ISO for a portion of those purchases because neither invoices nor adequate invoice backup information had been provided to DWR. Resulting delays in payments to generators by the ISO have prompted FERC proceedings, a FERC order issued on November 7, 2001 stated that FERC's must-offer requirement assumes a must-pay requirement and directed the ISO to require payment of overdue amounts from DWR within three months. On November 20, 2001, the ISO submitted the DWR an invoice which the ISO represented as being for all amount past due from the ISO, in the amount of $956 million. DWR has paid in full, but under protest, all of the invoices the ISO sent on November 20, 2001 which covered amounts allegedly due for the periods January 17, 2001 through July 31, 2001. DWR continues to receive invoices for periods going forward and to pay them under protest.





                                   APPENDIX D

                 INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS

      The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

RECENT EVENTS AND SPECIAL CONSIDERATIONS

      The ramifications of the World Trade Center ("WTC") terrorist attack in New York raise many complex issues related to State finances. The State expects substantial Federal aid to be available to pay for most of the costs of disaster assistance and reconstruction. On September 15, 2001, the United States Congress enacted an emergency supplemental appropriation of $40 billion for disaster assistance and counter-terrorism measures, with not less than $20 billion allocated to disaster relief and recovery initiatives in New York, Virginia, and Pennsylvania. To expedite the flow of Federal aid and other assistance, the State Legislature enacted $5.5 billion in appropriations on September 13, 2001. It also authorized $2.5 billion in additional bonding authority to fund New York City costs related to or arising from the terrorist attack.

      At the request of the Governor, the President has waived any matching requirement for the State and New York City (which is typically 25% of eligible costs), so that the Federal government will provide 100% reimbursement for the cost of rescue, recovery, debris removal and public infrastructure repair and reconstruction. To date, Congress has appropriated $10.4 billion for these purposes. This Federal "pass-through" disaster aid is projected by the Division of the Budget ("DOB") to total $1.53 billion in the current State fiscal year and $3.74 billion in fiscal year 2002-03 as recovery and rebuilding efforts reach full capacity. The majority of the Federal disaster aid is expected to flow from the Federal Emergency Management Agency through the State Emergency Management Office to New York City and surrounding localities affected by the disaster. This "flow-through" spending is not counted in the All Governmental Funds estimates and is expected to have a positive economic impact on the State and New York City.

      On an All Governmental Funds basis, the State Financial Plan includes spending for WTC costs of $214 million in the 2001-02 fiscal year and $329 million in the 2002-03 fiscal year. Unlike the pass-through aid, these disbursements finance State government activities. Most of this spending is supported by Federal funds ($180 million in the 2001-02 fiscal year and $292 million in the 2002-03 fiscal year). Over the next two years, Federal money is expected to finance, among other things, payments to the victims of the attack ($203 million), State Police and the Division of Military and Naval Affairs staffing costs directly related to the disaster ($98 million), expanded counseling and trauma services ($59 million), and infrastructure repairs ($40 million).

      Spending from State funds for WTC costs is projected to total $71 million over the next two years, with $57 million of this amount expected to be financed by the General Fund and $14 million from State special revenue funds. The General Fund is primarily providing support for tourism and marketing activities to attract visitors to New York City and bridge loans to small businesses. State special revenue funds will primarily support expanded case processing costs for insurance and workers' compensation.

      The WTC terrorist attack may have materially adverse consequences for the State, but at this time it is not possible to provide a definitive assessment. A preliminary assessment suggests that the loss of tax and other receipts will be in the range of $1 billion to $3 billion in the 2001-02 fiscal year and in the range of $2 billion to $6 billion in the 2002-03 fiscal year. It is expected that a number of economic sectors that generate State tax revenues will be disrupted temporarily, including finance, insurance, real estate and tourism. In the long term, the most significant risk is the possible loss of financial sector firms and related businesses to other states. The financial sector is an important economic activity in the State and a substantial reduction in its operations would likely have an adverse impact on State tax revenues.

      Aside from the recent terrorist attacks in New York City, many complex political, social and economic forces influence the State's economy and finances, which in turn may affect the State's 2001-02 Financial Plan (defined below). These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The 2001-2002 Financial Plan also is necessarily based upon forecasts of national and State economic activity. Economic forecasts frequently have failed to predict accurately the timing and magnitude of changes in the national and State economies. The recent terrorist attacks in New York City magnify the uncertainties inherent in the State's forecasts and substantially increase the likelihood that current projections will differ materially and adversely from projections.

      In every year, many uncertainties exist in the forecast of the national and State economies. Given the recent terrorist attacks, the nation's war-time preparations, and the volatility in financial markets, such uncertainties are significantly more pronounced at this time. The securities industry is more important to the State economy than to the national economy as a whole, potentially amplifying the impact of a downturn. A large change in stock market performance during the forecast horizon could result in wage and unemployment levels that are significantly different from those embodied in the current forecast.

ECONOMIC AND DEMOGRAPHIC TRENDS

      U.S. ECONOMY. The nation's longest economic expansion ended in March 2001. Real U.S. Gross Domestic Product ("GDP") declined by 1.3% during the third quarter of 2001, following 0.3% growth during the second quarter. DOB expects the recession to stretch into calendar year 2002, with a slow but sustained recovery beginning in the middle of the year.

      The events of September 11, 2001 have exacerbated the national economic slowdown. Since the attack, the airline industry has lost substantial revenues, non-auto retail sales have plunged and remained weak, and tourist activity remains significantly below the pre-September 11, 2001 levels. However, Federal Reserve rate cuts and government spending increases associated with the September 11, 2001 attacks, combined with the already enacted tax cuts, are expected to provide a monetary and fiscal stimulus to the economy in 2002. DOB estimates that the U.S. economy, as measured by real U.S. GDP, will grow 1.0% for 2001, followed by a projected growth of 0.4% for 2002.

      Private sector profits have declined significantly during 2001, resulting in several rounds of employee layoffs. DOB projects that total employment will decline 0.6% in 2002, following an increase of 0.3% in 2001. The unemployment rate is expected to rise from 4.8% for 2001 to 6.6% for 2002. U.S. personal income is projected to grow 2.8% in 2002, following an estimated growth of 5.0% 2001.

      There are significant risks to the current forecast. If either monetary or fiscal policy is less effective than expected, the recession could be both longer and deeper than predicted. Weaker corporate profits may result in more employee layoffs and less capital investment than anticipated. Similarly, if the stock market fails to perform as expected in calendar 2002, the resulting additional loss of household wealth, coupled with employee layoffs, could further reduce wage, personal income, and consumption growth. World economic growth could be substantially worse than expected.

      However, if monetary and fiscal policies are more effective than projected, or if the stock market rebounds earlier than expected, economic growth could rise above the 0.4% forecast for 2002. Finally, the current outlook is predicated upon the assumption that no additional major disruption will occur within the forecasting period. However, with the nation at war abroad and on high alert domestically, the risk of an adverse shock to the U.S. economy is extremely high.

      NEW YORK ECONOMY. DOB estimates that tens of thousands of jobs have been lost or displaced from New York, at least temporarily, due to the WTC terrorist attacks. The sector hardest hit by the disaster was the finance industry, which is estimated to have lost more than 30,000 jobs, many of which have been either laid off or relocated out-of-state. Other industries estimated to have experienced severe losses are business and media services, hotel and motel services, retail trade, arts and entertainment services, and transportation. In contrast, as part of the reconstruction process, the construction sector is expected to experience a net gain in employment. On an annual average basis, State employment is expected to have grown a modest 0.1% for 2001 and to decline 1.2% for 2002.

      DOB estimates that the WTC terrorist attacks will also have a significantly negative impact on securities industry profits. The fall in profit growth is expected to result in a severe decline in finance and insurance industry cash bonuses. This decline will likely be exacerbated by firms weighting their bonus payouts more heavily than usual in favor of stock options as well as by the transfer of dislocated workers out-of-state. Lower growth in both employment and bonus income is expected to have resulted in personal income growth of 2.6% for 2001, followed by growth of 1.1% for 2002.

      The most significant risks to the New York economic forecast pertain to the pace of layoffs related to the WTC terrorist attacks and the impact of both the disaster itself and deteriorating economic conditions on wages. The possibility of yet another terrorist attack on New York City area poses a substantial negative risk to the DOB forecast. Fewer layoffs, stronger financial markets, and higher bonuses than projected would result in a stronger State economy than reflected in the current forecast. Similarly, greater job losses, weaker financial markets, and smaller bonuses payments than expected would result in a weaker State economy.

      Continuing recovery, cleanup and repair efforts following the WTC terrorist attack will result in substantial expenditures for New York City. Costs for response and remediation are now expected to be substantially below previous estimates. New York City also expects to receive Federal funds for the costs of economic revitalization and other needs, not directly payable through the New York City budget, related to the WTC terrorist attack.

      Prior to September 11, 2001 the national and local economies had been weakening, reflecting lower business investment, increased unemployment and, recently, a decline in consumer confidence. It is expected that the destruction of the WTC will have a substantial impact on New York City and its economy. Reduced economic activity is expected to lower corporate profits, increase job losses and reduce consumer spending, which would result in reduced personal income and sales tax receipts and other business tax revenues for New York City and could negatively affect real property values. The WTC terrorist attack increased the risk of a delay in recovery. It is not possible to quantify at present with any certainty the short-term or long-term adverse impact of the WTC terrorist attack on New York City and its economy, any offsetting economic benefits which may result from recovery and rebuilding activities and the amount of additional resources from Federal, State, City and other sources which will be required.

      In June 2001, New York City issued a Four-Year Financial Plan that projected a balanced budget for fiscal year 2002 and budget gaps of $2.8 billion in fiscal year 2003, $2.6 billion in fiscal year 2004, and $2.2 billion in fiscal year 2005. On December 4, 2001, New York City issued a modification to its Financial Plan that reflected a reduction in projected revenues of $1.1 billion in fiscal year 2002, $1.6 billion in fiscal year 2003, $1.4 billion in fiscal year 2004, and $1.5 billion in fiscal year 2005, due primarily to the impact on New York City tax revenues of the WTC terrorist attack and a slow-down in economic activity. To offset the impact of these and other adverse developments, New York City intends to take extraordinary actions to ensure a balanced budget in fiscal year 2002 and to narrow the budget gaps projected for fiscal years 2003 through 2005. On December 31, 2001, New York City revised its Financial Plan to reflect a slight improvement in its tax revenue forecast and the expiration of a cut in the personal income tax surcharge, which together increase tax revenue forecasts by $322 million in fiscal year 2002 and by more than $370 million annually thereafter. The Financial Plan includes a Budget Stabilization Account of $697 million in fiscal year 2002, which has been used to narrow the fiscal year 2003 budget gap and remaining budget gaps of $2.9 billion in fiscal year 2003, $3.6 billion in fiscal 2004, and $3.5 billion in fiscal year 2005. These estimates, however, do not make provision for wage increases for teachers, police officers or firefighters beyond those negotiated with the unions representing other civilian and uniformed employees nor does it include resources to fund wage increases for any employees beyond the current round of collective bargaining.

METROPOLITAN TRANSPORTATION AUTHORITY

      The MTA reported that certain portions of its regional transportation operations were affected by the WTC terrorist attack. The MTA noted that the most significant infrastructure damage involved the subway tunnel running beneath the WTC on the #1 and #9 subway lines that will need to be completely rebuilt, along with the related stations and infrastructure, and damage to the N/R Line Cortland Street Station. All estimates of the adverse impact on the MTA and the regional economy are of necessity preliminary and are subject to adjustment as more information becomes available. The MTA currently estimates property damage to the transit system at $855 million. The MTA currently expects that insurance proceeds and Federal disaster assistance will cover substantially all of the property and business interruption losses related to this event. While the loss of revenues associated with the WTC disaster may be significant, the MTA does not expect that it will materially affect its obligations to bondholders and others.

      OTHER LOCALITIES. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2001-02 fiscal year or thereafter.

      To help resolve persistent fiscal difficulties in Nassau County, the State enacted legislation creating the Nassau County Interim Finance Authority. The Authority has issued $436 million in bonds and $690 million in bond anticipation notes. The Authority may also impose financial plan requirements on Nassau County. The State has paid $25 million in transitional assistance to the County in each of State fiscal years 2000-01 and 2001-02, and the Governor has proposed providing up to $50 million in State assistance over the next two State fiscal years. Allocation of any such assistance is contingent upon the Authority's approval of Nassau County's financial plan.

2001-02 STATE FINANCIAL PLAN

      THE STATE'S FISCAL YEAR BEGINS ON APRIL 1ST AND ENDS ON MARCH 31ST. On March 29, 2001, the State Legislature adopted certain appropriations for the 2001-02 fiscal year. Following enactment of all reappropriations the Governor had originally proposed, as well as reappropriations for certain legislative initiatives, on September 13, 2001, the State prepared a Financial Plan for the 2001-02 fiscal year (the "2001-02 Financial Plan") that set forth projected receipts and disbursements based on the actions taken by the Legislature. On January 22, 2002, the State revised the cash-basis 2001-02 Financial Plan (the "January Plan") with the release of the 2002-03 Executive Budget.

      Four governmental fund types comprise the State Financial Plan: the General Fund, Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. The State's fund structure adheres to the accounting standards of the Governmental Accounting Standards Board.

      Actual results could differ materially and adversely from projections. In the past, the State has taken management actions to address potential financial plan shortfalls, and DOB believes it could take similar actions should adverse variances occur in its projections for the current fiscal year. To help guard against such risks, the State is maintaining a total of $2.6 billion in General Fund reserves (excluding balances in the Community Projects Fund and Universal Pre-K Fund).

      GENERAL FUND. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 2001-02 fiscal year, the General Fund is expected to account for approximately 46% of All Governmental Funds disbursements and 67% of State Funds disbursements.

PROJECTED GENERAL FUND RECEIPTS

      General Fund receipts in 2001-02, including transfers from other funds, are projected to be $43.61 billion ($42.43 billion as of the January Plan), an increase of $3.73 billion from 2000-01. This total includes $40.01 billion in tax receipts, $1.50 billion in miscellaneous receipts, and $2.10 billion in transfers from other funds. The transfer of $3.4 billion in resources through the tax refund reserve account from 2000-01 to the 2001-02 fiscal period has the effect of exaggerating the growth in State receipts from year to year by depressing 2000-01 figures and inflating 2001-02 projections.

      The personal income tax is imposed on individuals, estates and trusts and is based, with certain modifications, on Federal definitions of income and deductions. Net General Fund personal income tax collections are projected to reach $28.18 billion in 2001-02 ($26.98 billion as of the January Plan), well over half of all General Fund receipts and $4.62 billion above 2000-01 results. However, after excluding the impact of the tax refund reserve transaction and the diversion of certain income tax receipts to the School Tax Relief ("STAR") fund, the underlying growth in projected receipts is approximately $440 million, or 1.7%.

      User taxes and fees are comprised of three-quarters of the State's sales and use tax, cigarette, tobacco, alcoholic beverage, and auto rental taxes, and receipts from motor vehicles fees and alcoholic beverage license fees. Dedicated transportation funds outside the General Fund receive all the revenues of motor fuel tax and motor vehicle registration fees, and all highway use taxes and fees. Receipts from user taxes and fees are projected to total $7.10 billion in fiscal year 2001-2002 ($7.08 billion as of the date of the January Plan), a decrease of $310 million from 2000-01.

      Business taxes include franchise taxes based generally on net income of business, banking and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes. Total business tax collections in 2001-02 are projected to total $3.98 billion ($3.83 billion as of the January Plan), $349 million below results for the prior fiscal year. The year-to-year decline is attributable to the ongoing phase-in of tax reductions, the largest of which is the corporation franchise tax cut, which is entering its third year. Other tax reductions that affect receipts in this category include: reduction in the bank and insurance franchise tax rates, a reduction on the cap on tax liability for non-life insurers, the expansion of tax credits for economically-distressed areas, the reduction of the gross receipts tax and the continuation of the "Power for Jobs" program.

      Other taxes include the estate and gift tax, the real property gains tax and pari-mutuel taxes. Taxes in this category are projected to total $757 million for fiscal year 2001-2002 ($780 million as of the January Plan), $38 million below last year's amount. The primary factors accounting for this decline include tax reductions in pari-mutuel taxes, real property gains taxes, and estate and gift taxes enacted in prior fiscal years.

      Miscellaneous receipts include investment income, abandoned property receipts, medical provider assessments, minor Federal grants, receipts from public authorities, and certain license and fee revenues. Miscellaneous receipts are expected to total $1.50 billion in 2001-2002 ($1.61 billion as of the January Plan), down $54 million from the prior year.

      Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements, including the 1% sales tax used to support payments to the Local Government Assistance Corporation ("LGAC"). Transfers from other funds are expected to total $2.10 billion ($2.15 billion as of the January Plan), or $139 million less than total receipts from this category during 2000-01. Sales tax revenues in excess of LGAC requirements are expected to decrease by approximately $19 million, while transfers from all other funds are expected to decrease by $120 million.

PROJECTED GENERAL FUND DISBURSEMENTS

      General Fund disbursements, including transfers to other funds, are projected to total $42.0 billion in fiscal year 2001-02 ($41.46 billion as of the January Plan), an increase of $2.30 billion over 2000-01. The entire net increase in disbursements reflects the cost of labor agreements ratified by State employee unions and approved by the State Legislature.

      Spending for education programs accounts for $1.39 billion of the $2.3 billion projected annual increase in spending. On a State fiscal year basis, school aid will grow by $979 million (8.5%) over 2000-01. Spending on special education and higher education programs is projected to grow by $410 million in fiscal year 2001-02, primarily for handicapped programs ($247 million) and the State University of New York ("SUNY") ($159 million). Outside of education, the largest increase in spending is for Medicaid ($398 million increase).

      Grants to local governments is the largest category of General Fund disbursements and includes financial aid to local governments and non-profit organizations, as well as entitlement payments for individuals. The largest areas of spending in this category are for aid to public schools (44%) and for the State's share of Medicaid payments to providers (22%).

      General Fund spending on school aid is projected at $12.50 billion in fiscal year 2001-02, an increase of $979 million (8.5%) from the prior year. Medicaid spending in 2001-02 is estimated at $6.12 billion, an increase of $398 million (7.0%) from the prior year. Welfare spending is projected at $1.05 billion, a decrease of $263 million from the prior year.

      State operations pays for the costs of operating the Executive, Legislative, and Judicial branches of government. State operations spending is projected at $7.81 billion in fiscal year 2001-02, an increase of $204 million over the prior year. The increase in spending for State operations is primarily attributable to the annualized costs of labor agreements and related costs of State employee unions. The State's overall workforce is projected at 191,100 persons by the end of 2002-03, down about 5,000 from November 2001 (primarily from attrition).

      General state charges ("GSCS") account for the costs of providing fringe benefits to State employees and retirees of the Executive, Legislature, and Judiciary. These payments, many of which are mandated by statute and collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation, and unemployment insurance. GSCs also cover State payments-in-lieu-of-taxes to local governments for certain State-owned lands and the costs of defending lawsuits against the State and its public officers. Disbursements in this category are estimated at $2.66 billion in fiscal year 2001-02, an increase of $92 million from the prior year. This growth results from higher health insurance rates in calendar year 2001, primarily to cover the increasing cost of providing health insurance benefits for State employees, as well as higher costs for pensions and related benefits.

      Debt service covers short-term State obligations, and formerly included interest costs on the State's commercial paper program. To reduce costs, the State continues to diversify its debt portfolio to include a prudent level of short-term debt obligations. Since borrowing costs for the commercial paper program and variable rate bonds are comparable and both are effective short-term debt instruments, the use of the commercial paper program was eliminated during fiscal year 2000-01 and replaced with the issuance of additional variable rate general obligation debt. As a result, the State satisfied its remaining commercial paper debt service obligations in fiscal year 2000-01.

      Transfers to other funds from the General Fund are made primarily to finance certain portions of State capital projects spending and debt service on long-term bonds where these costs are not funded from other sources. Long-term debt service transfers are projected at $2.29 billion in fiscal year 2001-02, an increase of $74 million from 2000-01. The increase reflects debt service costs from new capital spending, primarily for education and corrections purposes. In addition, the Legislature's inaction on the proposed revenue bond initiative results in increased debt service costs of about $21 million.

      Transfers for capital projects provide General Fund support for projects that are not financed by bond proceeds, dedicated taxes, other revenues, or Federal grants. Transfers for capital projects of $316 million in 2001-02 are projected to increase $31 million from the prior year, reflecting continued cash support of the bonded programs converted to cash in the prior years and the Governor's recommended General Fund support for the proposed superfund.

     All other transfers, which reflect the remaining transfers from the General Fund to other funds, are estimated to total $468 million in 2001-02, an increase of $106 million from the prior year.

GENERAL FUND CLOSING BALANCE

      The 2001-02 Financial Plan projects a closing balance of $2.71 billion in the General Fund ($2.08 billion as of the January Plan). As of the January Plan, this amount is comprised of $1.13 billion in a new reserve for economic uncertainties (all of which will be used to help balance the 2002-03 Financial
Plan), $710 million in the Tax Stabilization Reserve Fund, $142 million in the Community Projects Fund (which pays for Legislative and gubernatorial initiatives), $81 million in the Contingency Reserve Fund, and $11 million in the Universal Pre-K Fund. To the extent that reserves are utilized to offset the impact of costs associated with the WTC disaster, the projected General Fund closing balance would decrease and such reserves would be unavailable in future fiscal years.

OTHER GOVERNMENTAL FUNDS

      All Governmental Funds spending is estimated at $84.05 billion in fiscal year 2001-02, an increase of $4.30 billion over 2000-01.

      Special Revenue Funds disbursements are projected at $36.29 billion in fiscal year 2001-02, an increase of $1.93 billion over 2000-01. Federal grants comprise 68% of all Special Revenue spending in fiscal year 2001-02, comparable to prior years. Disbursements from Capital Projects Funds are projected at $4.92 billion, an increase of $458 million (10.3%) over the prior year, primarily attributable to new capital projects in transportation, housing and economic development.

      Spending from Debt Services Funds are estimated at $3.92 billion in fiscal year 2001-02, a decrease of $175 million, or 4.3%, from 2000-01. This results from the use of $421 million of Debt Reduction Reserve Fund ("DRRF") monies in 2000-01 to defease high cost debt. The remaining increases are for a variety of purposes, including transportation, education, mental health, corrections, and general obligation financings.

2002-03 STATE FINANCIAL PLAN

      The Executive Budget contains financial projections for the State's 2001-02 through 2004-05 fiscal years, a detailed economic forecast for calendar years 2001 and 2002, and a proposed Capital Program and Financing Plan for the 2002-03 through 2006-07 fiscal years. There can be no assurance that the Legislature will enact into law the Governor's Executive Budget or that the State's adopted budget projections will not differ materially and adversely from these projections.

PROJECTED GENERAL FUND RECEIPTS

      The 2002-03 Financial Plan projects General Fund receipts, including transfers from other funds, of $38.85 billion, a decrease of $3.58 billion from 2001-02. General Fund tax receipts are expected to increase by less than 1%. The combined effects of the WTC attacks and the national economic slowdown are the main reasons for the expected slow growth in tax receipts.

      Personal income tax collections for 2002-03 are projected to total $23.29 billion, a decrease of $3.69 billion (14%) over 2001-02. This change is due largely to the impact of the refund reserve and STAR actions on income receipts. In addition, the decline is due to a decrease in income tax liability attributable to a weakening economy following the WTC terrorist attacks. The 2002-03 Financial Plan projects that tax liability will decrease annually by 5.4% in 2001 and 0.9% in 2002. Declines in State employment, wages, Wall Street bonuses, and non-wage income levels contribute to an adjusted gross income decline for 2001 and a minimal increase for 2002.

      User tax and fee receipts in 2002-03 are projected at $7.07 billion, a decrease of $13 million from 2001-02. The decrease is caused in part by the incremental impact of approximately $70 million in already-enacted tax reductions. Adjusted for these changes, the underlying growth of user tax and fee receipts is projected at 3.7%.

      Business taxes are projected at $3.78 billion in 2002-03, a decrease of $54 million from 2001-02. Within this category, corporation and utility tax receipts in 2002-03 are projected to total $995 million, an increase of $8 million from fiscal year 2001-02. Corporate franchise receipts are projected to increase by $6 million to $1.76 billion in fiscal year 2002-03, resulting from improved corporate profitability, offset by the impact of enacted and proposed tax reductions. In fiscal year 2002-03, bank tax receipts are projected to be $503 million, $46 million above estimates for fiscal year 2001-02, reflecting a modest rebound in bank earnings. Net collections from insurance taxes are projected at $516 million, a decline of $114 million from fiscal year 2001-02, largely due to losses attributable to the WTC terrorist attacks.

      Miscellaneous receipts for fiscal year 2002-03 are projected to be $1.61 billion, essentially unchanged from fiscal year 2001-02. The estimate projects a large reduction in investment income that is more than offset by several one-time receipts, including $150 million from the State of New York Mortgage Agency, $50 million from the New York State Housing Finance Agency, and $16 million from the Port Authority of New York and New Jersey.

      Transfers from other funds are projected to total $2.33 billion in fiscal year 2002-03, an increase of $172 million from fiscal year 2001-02. Transfers of sales tax receipts in excess of debt service requirements for the Local Government Assistant Corporation are projected to increase by $42 million, and all other transfers by $130 million, primarily from the Clean Water/Clean Air Fund.

PROJECTED GENERAL FUND DISBURSEMENTS

      In addition, available General Fund balances of $1.37 billion are expected to be used in the 2002-03 fiscal year, bringing the total projected resources to $40.22 billion in 2002-03. General Fund disbursements, including transfers to other funds, are recommended to decline by 3.0% to $40.22 billion, a decrease of $1.23 billion over 2001-02. State Funds spending (the portion of the budget supported exclusively by State taxes, fees, and revenues) is projected to total $58.63 billion, an increase of $929 million or 1.6%. Spending from All Governmental Funds is expected to grow by 4.7%, increasing by $4.0 billion to $88.6 billion. The spending is consistent with fiscal year 2001-02 funding levels for most ongoing programmatic activities. The decline results primarily from transfers of General Fund spending to alternate financing sources.

      The proposed 2002-03 through 2006-07 Capital Program and Financing Plan (the "Plan") was released with the Executive Budget. The proposed Plan projects spending for capital projects to total of $5.05 billion in 2002-03, an increase of $501 million from the current year. The largest areas of growth are for transportation ($110 million), environmental protection ($100 million), housing and economic development ($95 million), and education ($84 million). Consistent with prior years, transportation accounts for the greatest share of total capital spending (57%), followed by environmental protection (15%). Spending will be financed from several sources, including State and Federal pay-as-you-go spending (58%), authority debt (37%), and general obligation bonds (5%). These shares remain generally consistent over the five-year plan.

      The largest areas of spending in local assistance are for aid to public schools (46%) and for the State's share of Medicaid payments to medical providers (23%). Spending for mental hygiene (6%), higher education (5%), children and families services (4%), and welfare assistance (2%) represent the next largest areas of local aid.

      General Fund spending for school aid is projected at $12.13 billion in 2002-03 (on a State fiscal year basis), essentially unchanged from 2001-02. Funding for most major aid components will be maintained at current year levels; increases provided for certain expense-based aids (e.g., transportation aid and various pupil-based aids) are offset by reductions in other programs.

     Medicaid spending is estimated at $6.16 billion in 2002-03, an increase of $22 million (0.4%) from 2001-02. Underlying spending growth is projected at 7.2%, but is moderated by proposed revenue actions in other funds that are expected to lower General Fund costs, including implementation of a nursing home assessment of $289 million, increased Federal aid of $74 million, and the financing by alternative sources of programs previously funded through the General Fund of $149 million.

      Spending on welfare is projected at $540 million, a decrease of $429 million (44.3%) from 2001-02. This decrease is largely attributable to the additional use of Federal funds ($479 million), which more than offsets a $34 million increase associated with projected welfare caseloads. The projected welfare caseload of 687,500 represents an increase of approximately 13,000 recipients from fiscal year 2001-02.

      Local assistance spending for health programs is projected at $477 million, a decrease of $204 million (30%) from 2001-02. Higher costs for a projected increase in participation in the Early Intervention program and other programmatic growth is more than offset by utilizing dedicated funding sources of $323 million for various health programs.

      Higher Education Service Corporation ("HESC") spending is projected at $198 million, a decrease of $497 million (71.5%) from 2001-02. This decrease primarily reflects the use of Federal funds to financing spending on HESC programs ($345 million), and savings achieved through restructuring of the Tuition Assistance Program ("TAP") ($182 million). Partially offsetting these decreases is projected growth in the number of TAP recipients and increasing award levels ($12 million).

      Spending for all other local assistance programs is expected to total $7.13 billion in 2002-03, a net decrease of $296 million (4%) from the current year. This decrease includes program restructuring and the use of Federal funds to finance various programs within the Education Department ($133 million), program reductions and revenue maximization actions in mental hygiene programs ($36 million), spending reductions in the Office of Science, Technology and Academic Research ($35 million), restructuring and proposed efficiencies in public protection programs ($19 million), and other savings initiatives proposed across all agencies and local assistance programs.

      State operations spending in fiscal year 2002-03 is projected at $7.9 billion, an increase of $43 million from 2001-02. State Operations spending includes $366 million for the annualized costs of existing labor agreements (and related costs) with State employee unions, as well as increasing costs for counter-terrorism and emergency preparedness following the WTC terrorist attacks. The State's homeland security response costs in 2002-03 reflect continued use of National Guard troops to guard critical public infrastructure and facilities; State Police costs for troopers and investigators; Environmental Conservation costs for toxic assessments, explosives and hazardous materials monitoring; and water infrastructure security. These costs are partially offset by proposed spending restraint and revenue maximization efforts totaling $323 million. The imposition of a hiring freeze, offering a retirement incentive to State employees, and various actions to restrain spending in all agencies are anticipated to save $124 million.

      Total spending for GSCs is projected at $2.89 billion in fiscal year 2002-03, an increase of $227 million from fiscal year 2001-02. The projected growth is primarily attributable to rising health insurance costs and pensions contributions resulting from a lower than expected earnings rate for the New York State and Local Retirement System.

      Transfers to other funds in 2002-03 are projected at $2.82 billion, a $91 million decrease over 2001-02. State-supported debt issuances are projected to increase from about $2.7 billion in the current year to about $3.8 billion in 2002-03. The increase is primarily attributable to the issuance of $415 million in Metropolitan Transportation Authority ("MTA") service contract bonds which reflect the MTA's Capital Program and its plans to restructure its debt; the issuance of $244 million in bonds to finance equipment acquisitions for which no such authorization was provided in the current year; and increases in bond issuances for transportation ($207 million), mental hygiene ($56 million) and economic development ($64 million).

      DOB projects that a total of $562 million in non-recurring actions are used in the 2002-03 Financial Plan. These actions include transferring available balances from the State of New York Mortgage Agency ($150 million), the New York State Housing Finance Agency ($50 million), the Port Authority of New York and New Jersey ($16 million), the Environmental Protection Fund ($100 million) and various health and Medicaid Special Revenue Funds ($114 million). Recoveries of school aid and welfare recipient overpayments ($39 million), change in collection procedures ($38 million), and various routine fund transfers ($55 million) account for the remainder of the non-recurring resources.

2002-03 GENERAL FUND CLOSING BALANCE

      The State projects a closing balance of $710 million at the end of the 2002-03 fiscal year, a decline of $1.37 billion from 2001-02. The balance of $710 million represents the monies on deposit in the Tax Stabilization Reserve Fund ("TSRF"), which is available to guard against unforeseen shortfalls during the fiscal year. The Executive Budget includes legislation to gradually increase the maximum size of the TSRF from 2% to 5% of the General Fund spending, and to increase maximum annual deposits from 0.2% to 0.5% of spending.

SPECIAL REVENUE FUNDS

      Spending from Special Revenue Funds is projected to total $42.46 billion in 2002-03, accounting for 48% of All Governmental Funds disbursements. Of this amount, $14.07 billion in spending is from funds supported by State revenues and $28.39 billion from funds supported by Federal grants, primarily for social welfare programs. Disbursements from State Special Revenue Funds are projected at $14.07 billion, an increase of $2.19 billion or 18.5% from 2001-02. The major programs financed from these funds are described below.

      The State finances a significant share of Medicaid spending outside of the General Fund through special revenue funds. In total, the State expects to disburse $2.06 billion from these funds, an increase of $852 million over 2001-02 projections.

      STAR program is financed by personal income tax receipts deposited to the School Tax Relief Fund. Spending for STAR is estimated at $2.63 billion 2002-03, an increase of $120 million from 2001-02. STAR will provide $2.09 billion in local property tax relief for eligible homeowners statewide.

      The Lottery Fund supports education aid from the net proceeds of lottery activity. The 2002-03 Financial Plan projects the receipt of $2.09 billion in lottery proceeds. After payment of administrative expenses, the State projects disbursements of $1.91 billion from the Lottery Fund for education purposes in 2002-03, an increase of $349 million from 2001-02.

      SUNY receives revenues from tuition, third-party payers, room rents, and user fees into several State special revenue funds ("SRFs"). SUNY revenues support the costs of operating hospitals, dormitories, and regular campus services. Spending from State SRFs for SUNY is projected to total $2.22 billion in 2002-03, an increase of $73 million from the current year.

      The State funds a portion of mass transit activities through Mass Transportation Operating Assistance Fund and the Dedicated Mass Transportation Trust Fund. These funds receive taxes earmarked for mass transportation programs throughout the State. Total disbursements from these two funds in 2002-03 are projected at $1.72 billion, $172 million more than in 2001-02.

      Total disbursements for programs supported by Federal grants account for approximately three-quarters of all special revenue spending. Federal special revenue funds disbursements are estimated at $28.39 billion in 2002-03, an increase of $2.97 billion or 11.7% from 2001-02. The projections for both fiscal years exclude the flow-through of Federal aid to localities for WTC costs. The higher spending is primarily due to increased spending for Medicaid ($1.23 billion), welfare ($480 million) and college tuition assistance ($345 million) programs.

      The single largest program in Federal funds is Medicaid, which comprises 54% of Federal special revenue fund spending. The 2002-03 Financial Plan projects $15.43 billion in total Federal Medicaid payments, an increase of $1.23 billion from fiscal year 2001-02.

      Education spending is projected at $2.08 billion in fiscal year 2002-03, an increase of $186 million from fiscal year 2001-02. Increased Federal funding for elementary and secondary education programs supports this growth in spending, as well as the disbursement of Federal school construction grants originally awarded in 2001-02.

      Federal support for the Child Health Plus program facilitates access to comprehensive health care coverage for every eligible child in New York through age 18. The Federal share of spending is projected at $619 million in fiscal year 2002-03, an increase of $200 million from fiscal year 2001-02.

CAPITAL PROJECTS FUNDS

      Spending from Capital Projects Funds in 2002-03 is projected at $5.06 billion, an increase of $501 million from last fiscal year. The increase is attributed to new capital projects, primarily for transportation, economic development, the environment and education, and planned increases for school construction and economic development programs. In addition, Federal funding in fiscal year 2002-03 will support Department of Transportation spending for the reconstruction of Route 9A on the west side of lower Manhattan which was damaged as a result of the WTC terrorist attacks.

DEBT SERVICE FUNDS

      Estimated debt service disbursements from the debt service funds type are projected at $4.19 billion for 2001-02 and $3.67 billion for fiscal year 2002-03. The $520 million reduction is primarily due to the use of $500 million in fiscal year 2001-02 for debt service (which technically is shown as an increase in debt service spending in that year), debt service savings in fiscal year 2002-03 from the prior years' use of DRRF, and the impact of proposed legislation that will enhance the State's ability to reduce borrowing costs.

      The General Debt Service Fund pays debt service on general obligation bonds, as well as payments for lease-purchase and contractual obligation bonds. Transfers from the General Fund are the primary source of funds for these payments and are only made in the amount necessary to meet required disbursements.

      The Local Government Assistance Tax Fund is projected to receive $2.09 billion in fiscal year 2002-03 from the dedicated one cent statewide sales tax. Debt service and associated costs on the completed $4.7 billion Local Government Assistance Corporation Program are projected at $311 million in fiscal year 2002-03.

      Disbursements from Debt Service Funds are estimated at $3.93 billion in 2001-02, a decrease of $200 million from 2000-01. Debt Service Funds projections for 2001-02 reflect the use of approximately $421 million in DRRF deposits to defease high cost State debt. Overall, the use of $750 million in DRRF deposits is projected to lower long-term debt service costs by approximately $1.2 billion time. In addition, Debt Service Funds projections reflect a proposed new revenue debt structure.

OUTYEAR PROJECTIONS OF RECEIPTS AND DISBURSEMENTS

      DOB projects that the State will have 2003-04 and 2004-05 budget gaps of approximately $2.8 billion and $3.3 million, respectively, assuming the Legislature enacts the 2002-03 Executive Budget in its entirety. The projections do not include unspecified spending "efficiencies." The outyear forecast is subject to greater volatility than in previous years due to the economic uncertainties surrounding the WTC terrorist attacks and the national recession. If the projected budget gap for 2003-04 is closed with recurring actions, the 2004-05 budget gap would be reduced to $447 million. In recent years, the State has closed projected budget gaps which DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1.0 billion (1998-99 through 2000-01). DOB projects that the 2002-03 Executive Budget closes a budget gap of $5.7 billion.

OUTYEAR RECEIPTS

      General Fund receipts are projected to increase to an estimated $39.75 billion in 2003-04. This increase reflects a forecast that both the national and State economies will have recovered from recession and will be growing at historically average rates in 2003 and 2004.

      Personal income tax receipts are projected to increase to $24.38 billion in 2003-04. The increase from 2002-03 largely reflects an increase in the growth in underlying liability. It should be noted that the estimated weak growth in income tax receipts in 2001-02 and 2002-03 are expected to be heavily influenced by the WTC terrorist attacks. Personal income tax receipts for 2004-05 are projected to increase to $26.04 billion. The modest increase results from a return to increases in liability consistent with underlying adjusted gross income growth of 5.8%.

      Wages are estimated to continue to grow over the 2003-04 and 2004-05 fiscal periods reflecting renewed employment growth after an expected decline in 2002. Wage growth in the 2003-04 and 2004-05 fiscal periods are expected to improve over the small wage gains of 2001 and anticipated wage loss of 2002, as bonus growth (an important component of wages) is expected to return to moderate growth after the decreases of 2001 and 2002.

      There is significant uncertainty associated with the forecast of the outyear income components. In many cases, a reasonable degree of uncertainty surrounds the predicted income components, which could result in a significant reduction in receipts. As a result, the projections for 2003-04 and 2004-05 are relatively conservative given such uncertainty.

      Receipts from user taxes and fees are estimated to total $7.25 billion in 2003-04, an increase of $185 million from 2002-03. This increase is due almost exclusively to growth in the sales tax. User taxes and fees receipts are expected to grow to $7.59 billion in 2004-05. The economy is expected to have recovered from the recession and be growing at trend rates over this period, resulting in sales tax growth more in line with historical averages.

      Business tax receipts are estimated to increase to $3.86 billion in 2003-04, as the negative financial impact of the WTC terrorist attacks diminishes. This estimate reflects the effect of both ongoing and proposed tax reduction on business tax collections. Receipts are projected to fall to $3.80 billion in 2004-05, reflecting the ongoing effect of already enacted business tax reductions, among others.

OUTYEAR DISBURSEMENTS

      The State currently projects spending to grow by $2.34 billion (5.8%) in 2003-04 and $2.52 billion (5.9%) in 2004-05.

      Local assistance spending accounts for most of the projected growth in General Fund spending in the outyears, increasing by $1.82 billion (6.8%) in 2003-04 and $1.52 billion (5.3%) in 2004-05. The growth in both outyears is primarily concentrated in school aid, Medicaid, welfare, higher education and mental hygiene programs.

      State Operations spending is expected to increase by $159 million, (2%) in 2003-04 and another $401 million (5%) in 2004-05. This growth is due to costs associated with normal salary step increases and inflationary increases for nonpersonal service costs, valued at $133 million in 2003-04 and $131 million 2004-05. No additional salary increases are assumed after the expiration of the State's collective bargaining agreements 2002-03.

      GSCs are projected to increase by $313 million (10.8%) in 2003-04 and $306 million (9.6%) in 2004-05. This growth is primarily due to anticipated cost increase in providing pensions and health insurance benefits to State employees and retirees.

      Transfers to the debt service funds increase by $43 million in 2003-04 and $272 million 2004-05. The change in debt service in the outyears is due primarily to additional costs to support higher education, economic development, and public protection capital projects, as offset by savings generated from the use of the DRRF and proposals to reduce borrowing costs.

      Capital projects transfers, which reflect General Fund support for capital spending are projected to increase by approximately $61 million in 2003-04 and $25 million in 2004-05. These increases in General Fund support for capital projects are due primarily to additional costs to support environment, economic development, State facilities, mental hygiene, and higher education programs.

      Transfers to SUNY are expected to increase for State subsidy of SUNY hospitals and the State's share of the repayment of an outstanding SUNY loan. The increases in 2003-04 and 2004-05 reflect a larger State subsidy for SUNY hospitals.

LITIGATION

      GENERAL. An ongoing risk arises from the potential impact of certain litigation and of Federal disallowances now pending against the State, which could adversely affect the State's projections of receipts and disbursements. The 2001-02 Financial Plan contains projected reserves of $151 million in 2001-02 for such events, but assumes no significant Federal disallowance or other Federal actions that could affect State finances.

      The General Purpose Financial Statements for the 2000-01 fiscal year report estimated probable awarded and anticipated unfavorable judgments of $730 million, of which $242 million is expected to be paid during the 2000-01 fiscal year.

      These proceedings could adversely affect the financial condition of the State in the 2001-02 fiscal year or thereafter. The State is party to other claims and litigation which its legal counsel has advised are not probable of adverse court decisions or are not deemed adverse and material. Although the amounts of potential losses resulting from this litigation, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material and adverse effect on the State's financial position.

      GAMING. IN DALTON, ET AL. V. PATAKI, AT EL., plaintiffs seek a judgment declaring as unconstitutional, under the Constitutions of the United States and the State, a statute which authorizes (1) the Governor to enter into tribal-state compacts for the operation by Indian tribes of gambling casinos in certain areas of the State, (2) the Division of the Lottery to license the operation of video lottery terminals at certain racetracks in the State, and (3) the Division of the Lottery to enter into joint, multi-jurisdiction and out-of-state lottery. Plaintiffs also seek to enjoin defendants from taking any action to implement the provisions of the statute.

      BUDGET PROCESS. IN PATAKI V. MCCALL, the Governor seeks a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills on August 2, 2001 and August 3, 2001 violated the State Constitution because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other appropriation bills prior to taking action on the appropriation bills submitted by the Governor. The action also seeks to enjoin the approval of vouchers submitted pursuant to the budget bills enacted by the Senate and the Assembly. This action would not affect appropriations enacted to pay debt service obligations for the 2001-02 fiscal year.

      By decision and order dated November 7, 2001, the Supreme Court, Albany County, grated the State Comptroller's motion to discuss this action as against the Comptroller, and the plaintiff appealed from that order. By decision and order dated January 17, 2002, the Supreme Court, Albany County, granted summary judgment dismissing certain affirmative defenses and declaring the actions of the Legislature in enacting the budget bills as modified or proposed by the Legislature other than the Legislative and Judiciary budget bills as a violation of the State Constitution and denied defendants' cross-motions for summary judgment.

      CIVIL RIGHTS CLAIMS. IN AN ACTION COMMENCED IN 1980 (UNITED STATES, ET AL.
V. YONKERS BOARD OF EDUCATION, ET AL.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated and in 1986 ordered Yonkers to develop and comply with a remedial educational improvement plan ("EIP I"). On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. Based on these findings, on September 3, 1996, the United States Court of Appeals for the Second Circuit held the State defendants liable for the unlawful dual school SYSTEM, BECAUSE THE STATE, INTER ALIA, had taken no action to force the school district to desegregate despite its actual or constructive knowledge OF DE JURE segregation. By order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and ordered the State to fund a remedy to accomplish that goal ("EIP II"). By order dated December 2, 1997 and judgment dated February 10, 1998, the Court ordered Yonkers to pay approximately $9.85 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The state appealed to the Second Circuit.

      In a decision dated November 16, 1999, the Second Circuit affirmed the District Court's December 2, 1997 order. The Second Circuit found no basis for the District Court's findings that vestiges of a dual system continued to exist in Yonkers, and therefore remanded to the District Court for the limited purpose of making further findings on the existing record as to whether any other vestiges of the dual system remain in the Yonkers public schools and to impose any further remedy, if necessary. On May 22, 2000, the United States Supreme Court denied the State's petition for certiorari, seeking leave to appeal the November 16, 1999 decision and the underlying September 3, 1996 decision. In a decision dated November 30, 2000, the District Court affirmed its findings in the October 8, 1997 order that vestiges of the dual system continued to exist, and remanded the case to a court-appointed monitor for further proceedings to recommend an appropriate remedy.

      On June 15, 1998, the District Court issued an opinion setting forth the formula for the allocation of the costs of EIP I and EIP II between the State and the City of Yonkers for the school years 1997-98 through 2005-06. That opinion was reduced to an order on July 27, 1998 which directed the State to pay $37.5 million by August 1, 1998 for estimated EIP costs for the 1997-98 school year. The State made this payment, as directed. The State, the City of Yonkers and the Yonkers Board of Education have all appealed from the July 27, 1998 order.

      The District Court issued, and the State appealed, additional orders on April 15, 1999 and April 17, 2000, directing the State to pay additional sums to Yonkers as its share of the estimated EIP costs for the 1997-98, 1998-99 and 1999-2000 school years. The State paid all sums directed by these orders. By decision dated May 9, 2001, the Second Circuit upheld the District Court's decisions in these funding orders. By order dated July 6, 2001, the District Court issued an additional funding order directing the State to pay $8.5 million, in addition to the $30.1 million previously paid to Yonkers as its share of the estimated EIP costs for the 2000-01 school year.

      In January 2002, the parties announced a proposed settlement of this litigation. Under the terms of the proposed settlement, the Yonkers public schools would be deemed desegregated, and control of the schools by the Yonkers Board of Education would resume. The State would agree to pay a total of $300 million dollars to finance specified educational programs for the Yonkers public schools over the next five years, with the last payment to be made in the 2006-07 State fiscal year.


(PAGE)



                                   APPENDIX E

      Set forth below, as to each share Class of each Fund, as applicable, are those shareholders known by the Fund to own of record 5% or more of a Class of shares of the Fund outstanding as of March 11, 2002:

GOVERNMENT MONEY FUND

Class A: Banc of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 16.8281%

           Rhythms Net Connections Inc., 9100 E. Mineral Cir., Englewood, CO 80112-3401 - owned of record 12.0807%.

Class B: Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record 32.1705%;

           Stifel Nicolaus & Co. Inc., for the Exclusive Benefit of Customers, 500 N. Broadway, Saint Louis, MO 63102-2110 - owned of record 22.1860%;

           Bearn Stearns Securities Corp., FBO #110068724541, 1 Metrotech CTR
           N. Brooklyn, NY 11201-3870 - owned of record 14.9997%;

           Morgan Keegan & Co. Inc., 50 Front Street, Floor 4, Memphis, TN 38103-1175 - owned of record 9.9815%;

           First Republic Bank, Investment Division, 1888 Century Park East, Los Angeles, CA 90067-1702 - owned of record 5.2219%.

TREASURY MONEY FUND

Class A: Majel B. Roddenberry, Comerica Securities, Attn.: Melinda, c/o Kessler Schneider & Co., 15260 Ventura Blvd., Suite 1040, Sherman Oaks, CA 91403-5345 - owned of record 13.5549%;

           Dick Sittig, Comerica Securities, Attn.: Diana Plummer, c/o Kessler Schneider & Co., 15260 Ventura Blvd., Suite 1040, Sherman Oaks, CA 91403-5345 - owned of record 12.6831%;

           Anthony Edwards and Jeanine Lobell, JTWROS Comerica Securities,
           Attn.: Sherry, c/o Kessler Schneider & Co., 15260 Ventura Blvd., Suite 1040, Sherman Oaks, CA 91403-5345 - owned of record 8.0388%;

           Jennifer Crittenden, Comercia Securities, Attn: Beth, c/o Kessler Schneider & Co., 15260 Venture Blvd, Suite 1040, Sherman Oaks, CA 91403-5345 - owned of record 5.8967%.

Class B: Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record 59.8577%;

           BNY Clearing Services LLC Special Custody Accounts for the Exclusive Benefit of Customers, Attn.: Money Funds, 111 E. Kilbourn Avenue, Suite 300, Milwaukee, WI 53202-6611 - owned of record 30.3379%;

           Stifel Nicolaus & Co. Inc., for the Exclusive Benefit of Customers, 500 N. Broadway, Saint Louis, MO 63102-2110 - owned of record 8.8611%.

MONEY FUND

Class A: Morgan Keegan & Co. Inc., 50 Front Street, Floor 4, Memphis, TN 38103-1175 - owned of record 11.3318%;

           Banc of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 10.1671%.

Class B: Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record 41.5216%;

           Stifel Nicolaus & Co. Inc. for the Exclusive Benefit of Customers, 500 N. Broadway, Saint Louis, MO 63102-2110 - owned of record 15.7683%;

           BNY Clearing Services LLC, Special Custody Accounts for the Exclusive Benefit of Customers, Attn.: Money Funds, 111 E. Kilbourn Avenue, Suite 300, Milwaukee, WI 53202-6611 - owned of record 9.1268%;

           Morgan Keegan & Co. Inc., 50 Front Street, Floor 4, Memphis, TN 38103-1175 - owned of record 7.8557%;

           Bear Stearns Securities Corp., FBO #0068724541AE 75K, 1 Metrotech CTR N, Brooklyn, NY 11201-3870 - owned of record 6.5374%.

CALIFORNIA MUNICIPAL FUND

Class A: Banc of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 21.1481%.

Class B: Banc of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 58.8226%;

           Stifel Nicolas & Co. Inc. for the Exclusive Benefit of Customers, 500 N. Broadway, Saint Louis, MO 63102-2110 - owned of record 21.4514%.

           First Albany Corporation, Attn: Treasury Management, 30 South Pearl Street, P.O. Box 52, Albany, NY 112201-0052 - owned of record 10.0941%;

           Mercantile National Bank, FBO Scott Sturgeon, Los Angeles, CA 90046-1405 - owned of record 5.9357%.

NATIONAL MUNICIPAL FUND

Class A: Banc of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 34.1884%.

           Pershing, For the Exclusive Benefit of Pershing Customer Accounts, Harborside Financial CTR III, 6TH Floor, Jersey City, NJ 07311 - owned of record 8.9356%.

Class B: Robert W. Baird & Co., Omnibus Accounts for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record 50.9504%;

           Morgan Keegan & Co. Inc., 50 Front Street, Floor 4, Memphis, TN 38103-1175 - owned of record 18.7528%;

           Stifel Nicolaus & Co. Inc. for the Exclusive Benefit of Customers, 500 N. Broadway, Saint Louis, MO 63102-2110 - owned of record 15.2862%.



(PAGE)




NEW YORK MUNICIPAL FUND

Class A: Banc of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 9.8497%;

Class B: Mellon Investor Services, FBO Siemens #6, 85 Challenger Dr., Ridgefield Park, NJ 07660-2104 - owned of record 48.3285%;

           Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record 19.6167%;

           First Albany Corporation, Attn.: Treasury Management, 30 South Pearl Street, P.O. Box 52, Albany, NY 12201-0052 - owned of record 14.6744%.

           Banc of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 7.9377%.



-------------------------------------------------------------------------------

                         GENERAL MONEY MARKET FUND, INC.
                    GENERAL TREASURY PRIME MONEY MARKET FUND
                       GENERAL MUNICIPAL MONEY MARKET FUND
                                 CLASS X SHARES

                       STATEMENT OF ADDITIONAL INFORMATION


                                  APRIL 1, 2002


-------------------------------------------------------------------------------


        This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus for Class X shares of General Money Market Fund, Inc. (the "Money Fund"), General Treasury Prime Money Market Fund (the "Treasury Money Fund") and General Municipal Money Market Fund (the "National Municipal Fund") (each, a "Fund" and collectively, the "Funds"), dated April 1, 2002, as it may be revised from time to time. To obtain a copy of the Prospectus for Class X shares of a Fund, please write to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:


                             Call Toll Free 1-800-645-6561
                             In New York City -- Call 1-718-895-1396
                             Outside the U.S. -- Call 516-794-5452

        The most recent Annual and Semi-Annual Report to Shareholders of each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and reports of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information. When requesting a copy of this Statement of Additional Information, you will receive the report(s) for the Fund(s) in which you are a shareholder.

       EACH FUND IS A SEPARATE INVESTMENT PORTFOLIO WITH OPERATIONS AND RESULTS THAT ARE UNRELATED TO THOSE OF THE OTHER FUND. THE TREASURY MONEY FUND IS A SEPARATE SERIES OF GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC. (THE "GOVERNMENT COMPANY"). THE NATIONAL MUNICIPAL FUND IS A SEPARATE SERIES OF GENERAL MUNICIPAL MONEY MARKET FUNDS, INC. (THE "MUNICIPAL COMPANY"). THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION HAS BEEN PROVIDED FOR YOUR CONVENIENCE TO PROVIDE YOU WITH THE OPPORTUNITY TO CONSIDER THREE INVESTMENT CHOICES IN ONE DOCUMENT.



(Page)


                                TABLE OF CONTENTS

                                                                          PAGE

Description of the Funds....................................................B-3
Management of the Funds.....................................................B-17
Management Arrangements.....................................................B-23
How to Buy Shares...........................................................B-27
Distribution Plan...........................................................B-29
Shareholder Services Plan...................................................B-30
How to Redeem Shares........................................................B-31
Shareholder Services........................................................B-35
Determination of Net Asset Value............................................B-38
Dividends, Distributions and Taxes..........................................B-39
Yield Information...........................................................B-40
Portfolio Transactions......................................................B-41
Information About the Funds.................................................B-42
Counsel and Independent Auditors............................................B-43
Appendix A..................................................................B-44
Appendix B..................................................................B-47
Appendix C..................................................................B-51






                            DESCRIPTION OF THE FUNDS

        Each of the Money Fund, the Government Company and the Municipal Company is a Maryland corporation formed on April 8, 1982, April 8, 1982 and May 15, 1981, respectively. Each Fund is an open-end management investment company, known as a money market mutual fund. Each Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

        The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

        Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

CERTAIN PORTFOLIO SECURITIES

        The following information supplements and should be read in conjunction with the Funds' Prospectus.


        U.S. GOVERNMENT SECURITIES. (MONEY FUND AND TREASURY MONEY FUND) The Treasury Money Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. Treasury securities. The Money Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.


        REPURCHASE AGREEMENTS. (MONEY FUND) The Money Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund entering into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price.

        BANK OBLIGATIONS. (MONEY FUND) The Money Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

        Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

        Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

        As a result of Federal and state laws and regulations, domestic banks whose CDs may be purchased by the Fund are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Money Fund are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

        Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements as apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

        Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

        In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal or State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

        In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

        The Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, the deposits of which are insured by the FDIC, provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund will not own more than one such CD per such issuer.

        COMMERCIAL PAPER. (MONEY FUND) The Money Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

        FLOATING AND VARIABLE RATE OBLIGATIONS. (MONEY FUND) The Money Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

        PARTICIPATION INTERESTS. (MONEY FUND) The Money Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Manager must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest.

        ASSET-BACKED SECURITIES. (MONEY FUND) The Money Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.


        MUNICIPAL OBLIGATIONS. (NATIONAL MUNICIPAL FUND) As a fundamental policy, the National Municipal Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in debt securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax (collectively, "Municipal Obligations"). Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligation and purchased and sold separately.


        For the purpose of diversification under the Investment Company Act of 1940, as amended (the "1940 Act"), the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

        The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue.


        Municipal Obligations include certain private activity bonds (a type of revenue bond), the interest from which is subject to the alternative minimum tax
(AMT). The National Municipal Fund may invest without limitation in such Municipal Obligations if the Manager determines that their purchase is consistent with the National Municipal Fund's investment objective.


CERTAIN TAX EXEMPT OBLIGATIONS. (NATIONAL MUNICIPAL FUND) The National Municipal Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

DERIVATIVE PRODUCTS. (NATIONAL MUNICIPAL FUND) The National Municipal Fund may purchase various derivative products whose value is tied to underlying Municipal Obligations. The Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the 1940 Act. The principal types of derivative products are described below.

        (1) TAX EXEMPT PARTICIPATION INTERESTS. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

        (2) TENDER OPTION BONDS. Tender option bonds grant the holder an option to tender an underlying Municipal Obligation at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate.

        (3) CUSTODIAL RECEIPTS. In a typical custodial receipt arrangement, an issuer of a Municipal Obligation deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

        (4) STRUCTURED NOTES. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

STAND-BY COMMITMENTS. (NATIONAL MUNICIPAL FUND) The National Municipal Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

RATINGS OF MUNICIPAL OBLIGATIONS. (NATIONAL MUNICIPAL FUND) The National Municipal Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board.


        The average distribution of investments (at value) in Municipal Obligations (including notes) by ratings as of the fiscal year ended November 30, 2001, computed on a monthly basis, was as follows:


                                                                           Percentage of
                                                                               Value

                                 Moody's               Standard &            National
    Fitch Ratings      or       Investors      or    Poor's Ratings          Municipal
      ("Fitch")               Service, Inc.             Services               Fund
                               ("Moody's")              ("S&P")
  -------------------       ------------------      -----------------     ----------------

  F1+/F1                    VMIG1/MIG1, P1          SP1+/SP1, A1+/A1             87.5%
  F2+/F2                    VMIG/MIG2, P2           SP2+/SP2                     -
  AAA/AA                    Aaa/Aa                  AAA/AA                        6.8%
  NOT RATED                 NOT RATED               NOT RATED                     5.7%*
                                                                               -------
                                                                                100.0%

_____________
*    Included in the not rated category are securities which, while not rated, have been determined by the Manager to be of comparable quality to securities in the VMIG1/MIG1 or SP-1+/SP-1 rating categories.



        If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

        To the extent that the ratings given by Moody's, S&P or Fitch (collectively, the "Rating Agencies") for Municipal Obligations may change as a result of changes in such organizations or its rating system, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its stated investment policies described in the Fund's Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

        TAXABLE INVESTMENTS. (NATIONAL MUNICIPAL FUND) From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the National Municipal Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Ratings Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

        INVESTMENT COMPANIES. (NATIONAL MUNICIPAL FUND) The National Municipal Fund may invest in securities issued by other investment companies to the extent consistent with its investment objective. Under the 1940 Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and
(iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

        ILLIQUID SECURITIES. (ALL FUNDS) Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

INVESTMENT TECHNIQUES

        In addition to the principal investment strategies discussed in the Funds' Prospectus, the Funds also may engage in the investment techniques described below.

        BORROWING MONEY. (ALL FUNDS) The National Municipal Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33 1/3% of the value of its total assets. The National Municipal Fund, however, currently intends to, and each other Fund may, borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.


        FORWARD COMMITMENTS. (NATIONAL MUNICIPAL FUND) The National Municipal Fund may purchase Municipal Obligations and other securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the purchase commitment.

        Municipal Obligations and other securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.





CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

        BANK SECURITIES. (MONEY FUND) To the extent the Money Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

        FOREIGN SECURITIES. (MONEY FUND) Since the Money Fund's portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign subsidiaries and foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


        INVESTING IN MUNICIPAL OBLIGATIONS. (NATIONAL MUNICIPAL FUND) The National Municipal Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, the National Municipal Fund may be subject to greater risk as compared to a municipal money market fund that does not follow this practice.


        Certain municipal lease/purchase obligations in which the National Municipal Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

        Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

        SIMULTANEOUS INVESTMENTS. (ALL FUNDS) Investment decisions for each Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

INVESTMENT RESTRICTIONS

        MONEY FUND. The Money Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Money Fund has adopted investment restrictions numbered 1 through 12 as fundamental policies. Investment restriction number 13 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. The Money Fund may not:

         1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations referred to in the Fund's Prospectus and this Statement of Additional Information).

         2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

         3. Pledge its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

         4.    Sell securities short.

         5.    Write or purchase put or call options.

         6.    Underwrite the securities of other issuers.

         7. Purchase or sell real estate investment trust securities, commodities, or oil and gas interests.

         8. Make loans to others (except through the purchase of debt obligations referred to in the Fund's Prospectus and this Statement of Additional Information).

         9. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the commercial paper of any one issuer. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

        10. Invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        11.    Invest in companies for the purpose of exercising control.

        12. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

        13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                    * * * * *


        TREASURY MONEY FUND. The Treasury Money Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Under normal circumstances, the Treasury Money Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest 80% of its assets. In addition, the Treasury Money Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Treasury Money Fund may not:


         1.    Invest in commodities.

         2. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

         3.    Purchase or sell securities on margin.

         4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

         5. Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

         6. Purchase, hold or deal in real estate, or oil, gas, or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest in or deal in real estate.

         7. Make loans to others, except through the purchase of debt obligations.

         8. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. This restriction does not apply to the purchase of U.S. Government securities.

        9. Invest more than 25% of its assets in the securities of issuers in any industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government.

         10. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

         11.   Enter into repurchase agreements.

                                                   * * * * *


        NATIONAL MUNICIPAL FUND. The National Municipal Fund's investment objective, and its policy to invest at least 80% of its assets in Municipal Obligations, are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the National Municipal Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restriction numbered 8 through 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The National Municipal Fund may not:


        1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

        2. Act as underwriter of securities of other issues, except (i) the Fund may bid separately or as a part of a group for the purchase of Municipal
Obligations directly from an issuer forits own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

        3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

        4. Lend any security or make loans to others, if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

        5. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of Municipal Obligations and, for defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        6. Purchase more than 10% of the voting securities of any issuer. This restriction applies only with respect to 75% of the Fund's total assets.

        7. Invest more than 15% of its assets in the obligations of any one bank or invest more than 5% of its assets in the obligations of any other insurer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitation.

        8. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowing and in connection with the purchase of securities on a when-issued or forward commitment basis.

        9.  Sell securities short or purchase securities on margin.

        10.  Invest in companies for the purpose of exercising control.

        11. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

        12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                                   * * * * *


     NATIONAL MUNICIPAL FUND. For purposes of Investment Restriction No. 5 for the Fund, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an industry.

     ALL FUNDS. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 1 with respect to the National Municipal Fund, however, if borrowings exceed 33-1/3% of the value of the National Municipal Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.


                             MANAGEMENT OF THE FUNDS


        Each Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:


        The Dreyfus Corporation.............................Investment Adviser
        Dreyfus Service Corporation.........................Distributor
        Dreyfus Transfer, Inc...............................Transfer Agent
        The Bank of New York................................Custodian




BOARD MEMBERS OF THE FUNDS1

        Board members of each Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.


Name (Age)                       Principal Occupation
Position With the Fund (Since)   During Past 5 Years           Other Board Memberships and  Affiliations
------------------------------   -------------------           --------------------------- -------------
Joseph S. DiMartino (58)         Corporate Director and        The Muscular Dystrophy Association,
Chairman of the Board            Trustee                         DIRECTOR
1995 - All Funds                                               PlanVista Corporation (formerly,
                                                                 HealthPlan Services
                                                                 Corporation), a provider of
                                                                 marketing, administrative
                                                                 and risk management
                                                                 services to health and
                                                                 other benefit programs, DIRECTOR
                                                               Carlyle Industries, Inc., a button
                                                                 packager and distributor, DIRECTOR
                                                               Century Business Services, Inc., a
                                                                 provider of outsourcing functions for
                                                                 small and medium sized companies,
                                                                 DIRECTOR
                                                               The Newark Group,
                                                                 a provider of a
                                                                 national market
                                                                 of paper recovery
                                                                 facilities, paperboard
                                                                 mills and paperboard
                                                                 converting plants, DIRECTOR
                                                               QuikCAT.com, a developer of high speed
                                                                 movement, routing, storage and data
                                                                 encryption, DIRECTOR

Clifford L. Alexander, Jr. (68)   President of Alexander       American Home Products Corporation, a
Board Member                       & Associates, Inc., a       global leader in pharmaceuticals,
1981 - Money Fund                  management consulting         consumer healthcare products and
1982 - Municipal Company and       firm                          Animal Health Products, DIRECTOR
       Government Company          (January 1981 - present)    IMS Health, a service  provider of
                                                                 marketing information and information
                                                                 technology,
                                                                 DIRECTOR
                                                               Mutual of America Life Insurance Company,
                                                                 DIRECTOR

                                 Chairman of the Board of
                                   Moody's Corporation
                                   (October 2000 - present)

                                 Chairman of the Board and
                                   Chief Executive Officer
                                   (October 1999 - September
                                   2000) and Director
                                   (February 1993 -
                                   September 1999) of The
                                   Dun and Bradstreet
                                   Corporation

Peggy C. Davis (58)              Shad Professor of Law,                          None
Board Member                       New York University
1990 - All Funds                   School of Law (1983 -
                                   present)
                                 She writes and teaches in
                                   the fields of evidence, constitutional
                                   theory, family law, social sciences and the
                                   law, legal process and professional
                                   methodology and training

Ernest Kafka (69)                Physician engaged in                            None
Board Member                       private practice
1981 - Money Fund                  specializing in the
1982 - Municipal                   psychoanalysis of adults
      Company                      and adolescents
      and Government Company       (1962-present)
                                 Instructor, The New York
                                   Psychoanalytic Institute
                                  (1981 - present)
                                 Associate Clinical
                                 Professor of
                                  Psychiatry at Cornell
                                  Medical
                                  School (1987 - 2002)

Nathan Leventhal (58)             Chairman of the                                None
Board Member                       Avery-Fisher Artist
1987 - Municipal Company           Program
                                  (November 1997 - present)
1989 - Government Company and    President of Lincoln Center
Money Fund                         for the Performing Arts,
                                   Inc. (March 1984 -
                                   December 2000)
______
1 None of the Board members are "interested persons" of the Funds, as defined in the 1940 Act.



        Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters, the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board, and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing pricing committee comprised of any one Board member who is not an "interested person" of the Fund, as defined in the 1940 Act. The function of the pricing committee is to assist in valuing the Fund's investments. The audit committee met four times and the compensation committee met once during the fiscal year ended November 30, 2001. The nominating and pricing committees had no meetings during the last fiscal year.




        The table below indicates each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2001.


                                                                                   Aggregate Holding of
                              Treasury Money     Money      National Municipal    Funds in the Dreyfus
Name of Board Member               Fund          Fund             Fund              Family of Funds
--------------------               ----          ---          ---------------     ----------------------

Joseph S. DiMartino                None           None              None               Over $100,000
Clifford L. Alexander, Jr.         None           None              None                   None
Peggy C. Davis                     None           None              None                   None
Ernest Kafka                       None           None              None               Over $100,000
Saul B. Klaman*                    None           None              None                   None
Nathan Leventhal                   None           None              None                   None
-------------
* Emeritus Board member as of January 18, 2000.


        As of December 31, 2001, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any other person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

        Each Fund typically pays its Board members its allocated portion of an annual retainer of $50,000 and a per meeting fee of $6,500 (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and 14 other funds (comprised of 26 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by each Fund indicated below for the fiscal year ended November 30, 2001, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2001, are set forth below.


                                                                      Total Compensation
                                                  Aggregate           From the Funds and
                                                 Compensation         Fund Complex Paid
Name of Board Member and Fund                  From the Fund(*)       to Board Member(**)
-----------------------------                  ----------------   --  -------------------

JOSEPH S. DiMARTINO
                                                                        $810,313 (190)
Money Fund                                    $32,440
National Municipal Fund                       $ 4,325
Treasury Money Fund***                        $ 8,843

CLIFFORD L. ALEXANDER, JR.
                                                                        $129,000 (49)
Money Fund                                    $25,952
National Municipal Fund                       $ 3,618
Treasury Money Fund***                        $ 7,074

PEGGY C. DAVIS

Money Fund                                    $25,952                    $83,000 (28)
National Municipal Fund                       $ 3,618
Treasury Money Fund***                        $ 7,074

ERNEST KAFKA

                                                                         $76,500 (28)
Money Fund                                    $23,905
National Municipal Fund                       $ 3,328
Treasury Money Fund***                        $ 6,529

SAUL B. KLAMAN****
                                                                         $34,375 (28)
Money Fund                                    $  2,585
National Municipal Fund                       $  2,513
Treasury Money Fund***                        $  2,526

NATHAN LEVENTHAL
                                                                         $83,000 (28)
Money Fund                                    $25,952
National Municipal Fund                       $ 3,618
Treasury Money Fund***                        $ 7,074

-------------------------------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $1,970 for the Government Company, $1,069 for the Money Fund and $1,225 for the National Municipal Fund, for all Board members as a group.

** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board members serve.

*** Represents aggregate amount paid by the Government Company, of which the Treasury Money Fund is a series.

****    Emeritus Board member as of January 18, 2000.


OFFICERS OF THE FUNDS


STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000. Chairman of the Board, Chief
        Executive Officer and Chief Operating Officer of the Manager, and an officer of 92 investment companies (comprised of 183 portfolios) managed by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 56 years old and has been an employee of the Manager since May 1995.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000. Executive Vice President,
        Secretary and General Counsel of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001. Director Mutual Fund Accounting of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since May 1985.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001. Mutual Funds Tax
        Director of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1993.

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000. Senior Treasury Manager of the Manager, and an officer of 35 investment companies (comprised of 78 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since August 1984.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000. Associate General Counsel and
        Assistant Secretary of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000. Associate General
        Counsel of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1991.

JANETTE E. FARRAGHER, ASSISTANT SECRETARY SINCE MARCH 2000. Associate General
        Counsel of the Manager, and an officer of 15 investment companies (comprised of 26 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since February 1984.

        The address of each Board member and officer of the Funds is 200 Park Avenue, New York, New York 10166.

        Each Fund's Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on March 11, 2002.

        Set forth in "Appendix C" to this Statement of Additional Information are the shareholders known by each Fund (as indicated) to own of record 5% or more of such Fund's Class X shares outstanding on March 11 2002. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "controlled person" (as defined in the 1940 Act) of such Fund.


                             MANAGEMENT ARRANGEMENTS


        INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global multibank financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

        The Manager provides management services pursuant to separate Management Agreements (respectively, the "Agreement") between the Fund and the Manager. As to each Fund, the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares or, upon not less than 90 days' notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).


        In approving the current Management Agreement with respect to each Fund, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager; the investment management expertise of the Manager in respect of the Fund's investment strategies; the personnel, resources and experience of the Manager; the Fund's performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; the relationship between the fees paid to the Manager under the Agreement and the Fund's Distribution Plan and/or Service Plan; and ancillary benefits the Manager may receive from its relationship with the Fund.

     The following persons are officers and/or directors of the Manager: Stephen
E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Thomas F. Eggers, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; Michael G. Millard, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Diane P. Durnin, Senior Vice President; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliott, David F. Lamere, Martin G. McGuinn, Richard W. Sabo and Richard F. Syron, directors.


        The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics, and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics, and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


        The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of the Money Fund and the Treasury Money Fund are Bernard W. Kiernan, Patricia A. Larkin, James G. O'Connor and Thomas Riordan. The portfolio managers of the National Municipal Fund are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, James Welch, Samuel J. Weinstock and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.


        The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures using its own resources, as it from time to time deems appropriate.

        All expenses incurred in the operation of a Fund are borne by such Fund, except to the extent specifically assumed by the Manager. The expenses borne by each Fund include without limitation: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, investor services (including, without limitation, telephone and personnel expenses), costs of shareholder reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Each Fund bears certain expenses in accordance with separate written plans and also bears certain costs associated with implementing and operating such plans. See "Distribution Plan" and "Shareholder Services Plan."


        As compensation for the Manager's services under the Agreement, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of the Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. Set forth below are the total amounts paid by each indicated Fund to the Manager for the Fund's last three fiscal years:



                                Fiscal Year Ended November 30,
NAME OF FUND                    2001                2000                     1999
------------                    ----                ----                     ----

Money Fund                  $26,530,129          $21,704,970             $17,915,496

National
Municipal Fund               $3,728,273          $3,271,843               $3,259,585


                   MANAGEMENT FEE PAYABLE                 REDUCTION IN FEE                  NET FEE PAID
                   ----------------------                 ----------------                  ------------
                 2001       2000*      1999          2001       2000*     1999         2001    2000*   1999
                 ----       ----       ----          ----       ----      ----         ----    ----    ----

Treasury
Money Fund     $225,072    $38,496     N/A          $39,862    $38,496    N/A       $185,210   $ -0-    N/A
-------------
* The Treasury Money Fund commenced operations on December 1, 1999.



        As to each Fund, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% of the average market value of the net assets of such Fund for that fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily and reconciled and effected or paid, as the case may be, on a monthly basis. As to each Fund, no such deduction or payment was required for the most recent fiscal year end.

        As to each Fund, the aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

        DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.


        The Distributor may pay dealers a fee based on the amount invested through such dealers in certain Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

        TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9263, Boston, Massachusetts 02205-8501, is each Fund's transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from each Fund computed on the basis of the number of shareholder accounts it maintains for such Fund during the month, and is reimbursed for certain out-of-pocket expenses.

        The Bank of New York (the "Custodian"), 15 Broad Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a separate custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from each Fund based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                                HOW TO BUY SHARES

        You may buy Class X shares only if you establish an Auto-Exchange Account pursuant to which the Class X shares purchased will be exchanged for Class B shares of up to five designated Dreyfus Premier funds within two years of your initial purchase of Class X shares.

        Each Fund's shares may be purchased only by clients of certain financial institutions (which may include banks), securities dealers ("Selected Dealers"), and other industry professionals such as investment advisers, accountants and estate planning firms (collectively, "Service Agents") that have entered into service agreements with the Distributor. For shareholders who purchase Fund shares from the Distributor, the Distributor will act as Service Agent. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.


        The minimum initial investment in each Fund is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the relevant Fund and has made an aggregate minimum initial purchase in the Fund for its customers of $2,500. Subsequent investments must be at least $100. For the Money Fund and Treasury Money Fund, however, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. It is not recommended that the National Municipal Fund be used as a vehicle for Keogh, IRA or other qualified plans. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a Fund advised by the Manager, including members of each Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Money Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified and non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. Each Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.


        Service Agents may receive different levels of compensation for selling different classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Funds' Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard.


        Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other authorized entity. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested. Net asset value per share of each class is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value."

MONEY FUND AND TREASURY MONEY FUND--Each of these Funds determines its net asset value per share twice each day the New York Stock Exchange or the Transfer Agent is open for regular business: as of 5:00 p.m., Eastern time, and as of 8:00 p.m., Eastern time. Each Fund also may process purchase and sale orders and calculate its net asset value on days that the Fund's primary trading markets are open and the Fund's management determines to do so.


        If your payments are received in or converted into Federal Funds by 12:00 Noon, Eastern time, by the Transfer Agent on a business day, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, Eastern time, by the Transfer Agent, you will begin to accrue dividends on the following business day.

        Qualified institutions may telephone orders for purchase of Fund shares. A telephone order placed with the Distributor or its designee in New York will become effective at the price determined at 5:00 p.m., Eastern time, and the shares purchased will receive the dividend on Fund shares declared on that day, if such order is placed with the Distributor or its designee in New York by 3:00 p.m., Eastern time, for the Treasury Money Fund, or by 5:00 p.m., Eastern time, for the Money Fund, and Federal Funds are received by 6:00 p.m., Eastern time, on that day. A telephone order placed with the Distributor or its designee in New York after 5:00 p.m., Eastern time, but by 8:00 p.m., Eastern time, for the Treasury Money Fund, or after 5:00 p.m., Eastern time, but by 8:00 p.m., Eastern time, for the Money Fund, on a given day will become effective at the price determined at 8:00 p.m., Eastern time, on that day, and the shares purchased will begin to accrue dividends on the next business day, if Federal Funds are received by 11:00 a.m., Eastern time, on the next business day.


NATIONAL MUNICIPAL FUND--The National Municipal Fund determines its net asset value per share three times each day the New York Stock Exchange or the Transfer Agent is open for regular business: as of 12:00 Noon, Eastern time, as of 2:00 p.m., Eastern time, and as of 8:00 p.m., Eastern time. The Fund also may process purchase and sale orders and calculate its net asset value on days that the Fund's primary trading markets are open and the Fund's managements determines to do so.


        If your payments are received in or converted into Federal Funds by 4:00 p.m., Eastern time, on a business day, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 4:00 p.m., Eastern time, you will begin to accrue dividends on the following business day.

        Qualified institutions may telephone orders for purchase of Fund shares. A telephone order placed with the Distributor or its designee in New York will become effective at the price determined at 12:00 Noon, or 2:00 p.m., Eastern time, depending on when the order is accepted on a given day, and the shares purchased will receive the dividend on Fund shares declared on that day, if the telephone order is placed with the Distributor or its designee by 2:00 p.m., Eastern time, and Federal Funds are received at 4:00 p.m., Eastern time, on that day. A telephone order placed with the Distributor or its designee in New York after 2:00 p.m., Eastern time, but by 8:00 p.m., Eastern time, on a given day will become effective at the price determined at 8:00 p.m., Eastern time, on that day, and the shares purchased will begin to accrue dividends on the next business day, if Federal Funds are received by 11:00 a.m., Eastern time, on the next business day.

        USING FEDERAL FUNDS. The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a Selected Dealer and your order to purchase Fund shares is paid for other than in Federal Funds, the Selected Dealer, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds, generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have sufficient Federal Funds or a cash balance in your brokerage account with a Selected Dealer, your order to purchase Fund shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

        REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

                                DISTRIBUTION PLAN

        Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of each Fund has adopted a distribution plan with respect to Class X (each, a "Plan"). Under the Plan, the Fund pays the Distributor a fee at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Class X for distributing Class X shares. Each Fund's Board believes that there is a reasonable likelihood that the Plan will benefit the Fund and holders of Class X shares.

        A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan or in any related agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. Each Plan is terminable at any time by vote of a majority of the Fund's Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan or in any of the related agreements or by vote of a majority of the holders of Class X shares.

        Set forth below are the total amounts paid by each Fund pursuant to its Plan with respect to Class X for the fiscal year ended November 30, 2001:

                                              Total Amount Paid by
NAME OF FUND                                  CLASS X TO THE DISTRIBUTOR
------------                                  --------------------------

Money Fund

- Class X                                     $730

National Municipal Fund

- Class X                                     $589

Treasury Money Fund

 - Class X                                    $2


                            SHAREHOLDER SERVICES PLAN

        Each Fund has adopted a Shareholder Services Plan with respect to Class X pursuant to which the Fund pays the Distributor for the provision of certain services to the holders of Class X shares a fee at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Class X. Under the Shareholder Services Plan, the services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. As to each Fund, under the Shareholder Services Plan, the Distributor may make payments to Service Agents in respect of these services.

        A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. Each Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.

        Set forth below are the total amounts paid by each Fund pursuant to its Shareholder Services Plan with respect to Class X, the amounts reimbursed to the Fund by the Manager pursuant to undertakings in effect, if any, and the net amount paid by the Fund for the fiscal year ended November 30, 2001:


                      Total Amount
                      Payable
                      Pursuant to
                      Shareholder       Amount Reimbursed
NAME OF FUND          SERVICES PLAN     PURSUANT TO UNDERTAKING    NET AMOUNT PAID BY FUND
-------------         -------------     -----------------------    -----------------------


Money Fund
- Class X                   $730                  $392                        $338

Treasury Money Fund          $2                    $2                         $ -0-
- Class X

National Municipal          $589                   $66                        $523
Fund
- Class X


                              HOW TO REDEEM SHARES

        CONTINGENT DEFERRED SALES CHARGE. A contingent deferred sales charge
(CDSC) payable to the Distributor is imposed on any redemption of Class X shares which reduces the current net asset value of your Class X shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class X shares of the Fund held by you at the time of redemption.

       If the aggregate value of Class X shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

        In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years for the time you purchased the Class X shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class X shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

        THE TERMS AND TIME PERIODS CONTAINED IN THIS SECTION ARE APPLICABLE TO CLASS B SHARES OF THE DREYFUS PREMIER FUNDS INTO WHICH CLASS X SHARES MUST BE EXCHANGED PURSUANT TO THE DREYFUS AUTO-EXCHANGE PRIVILEGE.

        The following table sets forth the rates of the CDSC for Class X shares (and Class B shares of the Dreyfus Premier funds for which Class X shares may be exchanged):

        Year Since                                      CDSC as a % of Amount
        Purchase Payment                                Invested or Redemption

        WAS MADE                                                  PROCEEDS

        First.......................................             4.00
        Second......................................             4.00
        Third.......................................             3.00
        Fourth......................................             3.00
        Fifth.......................................             2.00
        Sixth.......................................             1.00

        In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. For example, with respect to Class B shares of the selected Dreyfus Premier funds, it will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; and finally, of amounts representing the cost of shares held for the longest period of time.

        WAIVER OF CDSC. The CDSC applicable to Class X shares (and Class B shares of the selected Dreyfus Premier funds) may be waived in connection with
(a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and
(e) redemptions pursuant to the Automatic Withdrawal Plan (offered only in Dreyfus Premier funds). If the Fund's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Fund's Prospectus or Statement of Additional Information at the time of the purchase of such shares.

        To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

        CONVERSION TO CLASS A SHARES OF DREYFUS PREMIER FUNDS. Approximately six years after the date of purchase of Class X shares, the Class B shares of the Dreyfus Premier funds received in exchange for your Class X shares automatically will convert to Class A shares of the Dreyfus Premier fund, based on the relative net asset values for shares of each such Class. Class B shares of the Dreyfus Premier funds that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's shares converting to Class A shares bears to the total Class B shares of the Dreyfus Premier funds not acquired through the reinvestment of dividends and distributions.

        WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on telephone or letter redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, each Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives a redemption request in proper form prior to 5:00 p.m., Eastern time, on such day; otherwise the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or the Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.



        To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


        REDEMPTION THROUGH A SELECTED DEALER. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent or its designee by 12:00 Noon, Eastern time, with respect to the National Municipal Fund, or 5:00 p.m., Eastern time, with respect to the Money Fund and Treasury Money Fund on a business day, the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If a redemption request is received after such time, but by 8:00 p.m., Eastern time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day and the proceeds of redemption ordinarily will be transmitted in Federal Funds on the next business day. If a redemption request is received after 8:00 p.m., Eastern time, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.


        STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

        REDEMPTION COMMITMENT. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, each Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

        SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect a Fund's shareholders.

                              SHAREHOLDER SERVICES

        FUND EXCHANGES. Clients of certain Service Agents may purchase, in exchange for Class X shares of a Fund, Class B shares of certain Dreyfus Premier funds, or shares of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in such client's state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

        A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

        B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

        C. Shares of funds purchased with a sales load may be exchanged for shares of other funds sold without a sales load.

        D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

        E. Shares of funds subject to a contingent deferred sales charge ("CDSC") that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds, and for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

        To accomplish an exchange under item D above, your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of fund shares and your account number.

        To request an exchange, your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent. No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserve the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

        To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

        DREYFUS AUTO-EXCHANGE PRIVILEGE. The Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of a Fund, Class B shares of up to five designated Dreyfus Premier funds of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

        Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired legally may be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

        Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. Each Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

        DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, paid by a Fund in shares of one or more of the Dreyfus Premier funds you have selected for auto-exchange. Shares of the Dreyfus Premier funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

        A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load.

        B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

        C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference will be deducted.

        D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

        Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from each Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.


        CORPORATE PENSION/PROFIT-SHARING AND PERSONAL RETIREMENT PLANS. (MONEY FUND AND TREASURY MONEY FUND) Each of the Money Fund and Treasury Money Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, these Funds make available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs), Education Savings Accounts and 403(b)(7) Plans. Plan support services also are available.


        If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

        The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

        SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY WHICH ACTS AS CUSTODIAN. SUCH PURCHASES WILL BE EFFECTIVE WHEN PAYMENTS RECEIVED BY THE TRANSFER AGENT ARE CONVERTED INTO FEDERAL FUNDS. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

        You should read the prototype retirement plans and the applicable form of custodial agreement for further details as to eligibility, service fees and tax implications, and should consult a tax adviser.

                        DETERMINATION OF NET ASSET VALUE

        AMORTIZED COST PRICING. The valuation of each Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

        Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Board. With respect to the National Municipal Fund, market quotations and market equivalents used in the Board's review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values the National Municipal Fund's investments based on methods which include considerations of: yields or prices of municipal obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

        The extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2 of 1%, the Board promptly will consider what action, if any, will be initiated. In the event a Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     NEW YORK STOCK EXCHANGE AND TRANSFER AGENT CLOSINGS. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


        Management believes that each Fund has qualified as a "regulated investment company" under the Code for the fiscal year ended November 30, 2001. It is expected that the Treasury Money Fund will qualify as a regulated investment company under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax.

        Each Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange or, for the Money Fund and Treasury Money Fund only, the Transfer Agent is open for regular business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and automatically are reinvested in additional shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.


        If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

        Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

        With respect to the National Municipal Fund, if, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of Federal tax exempt obligations, then the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his shares.

                                YIELD INFORMATION

        For the seven-day period ended November 30, 2001, the yield and effective yield for Class X shares of each Fund were as follows:

NAME OF FUND                      YIELD                          EFFECTIVE YIELD

Money Fund                        1.81% / 1.69%*                 1.83% / 1.70%*

National Municipal Fund           0.90%                          0.90%

Treasury Money Fund               1.32%/ (1.24%)*                1.33%/ (1.23%)*
------------------
* Net of reimbursed expenses.

        Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. Both yield figures take into account any applicable distribution and shareholder service fees.


        As to the National Municipal Fund, tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt. Based upon a 2001 Federal tax rate of 39.10%, the tax equivalent yield for the seven-day period ended November 30, 2001 for Class X shares of the National Municipal Fund was as follows:

NAME OF FUND                                      TAX EQUIVALENT YIELD

National Municipal Fund                           1.48%

        The tax equivalent yields noted above for the National Municipal Fund represent the application of the highest Federal marginal personal income tax rate in effect. The tax equivalent figures, however, do not include the potential effect of any state or local (including, but not limited to, county, district or city) taxes, including applicable surcharges. You should consult your tax adviser, and consider your own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.


        Yields will fluctuate and are not necessarily representative of future results. From time to time, the Manager may limit Fund expenses to the extent it deems appropriate. This expense limitation policy is voluntary and temporary and may be revised or terminated at any time without notice. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in a Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which a Fund's price per share is determined.


        From time to time, the National Municipal Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and not as being representative of the Fund's past or future performance.

        From time to time, advertising materials for a Fund may refer to or discuss then-current or past economic conditions, developments and/or events, or actual or proposed tax legislation, and may refer to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute.

        From time to time, advertising materials may refer to studies performed by the Manager or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Grade Investment Comparison Study (1996 & 1997)" or such other studies.


        From time to time, Fund sales communications may promote the full range of capabilities of Dreyfus Institutional Services Division, including offering investment options for commercial sweep programs, strategic partnerships, and wholesaler, operations and administration, marketing, and value added services.


                             PORTFOLIO TRANSACTIONS

        Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions, as such, are paid by a Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to, and sales price received from, market makers for the securities may include the spread between the bid and asked price. No brokerage commissions have been paid by any Fund to date.

        Transactions are allocated to various dealers by the portfolio managers of a Fund in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of a Fund or other funds advised by the Manager or its affiliates.

        Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the Manager's opinion that the receipt and study of such services should not reduce the overall expenses of its research department.

                           INFORMATION ABOUT THE FUNDS

        Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.

        The Treasury Money Fund is a separate series of the Government Company. The National Municipal Fund is a separate series of the Municipal Company. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Government Company or the Municipal Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

        Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for each Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

        Each Fund sends annual and semi-annual financial statements to all its shareholders.







                        COUNSEL AND INDEPENDENT AUDITORS

        Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectus.

        Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of each Fund.





                                   APPENDIX A

                                (MONEY FUND ONLY)


        Description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc. ("BankWatch"):


COMMERCIAL PAPER AND SHORT-TERM RATINGS

        The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

        The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

        The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

        Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest and, in the majority of instances, differ only in small degrees from issues rated AAA. The rating AA may be modified by the addition of a plus or minus sign to show relative standing within the rating category.

        Bonds rated Aaa by Moody's are judged to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

        Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

        Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support from central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

        In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.






                                   APPENDIX B
                           (NATIONAL MUNICIPAL FUND ONLY)

        Description of certain S&P, Moody's and Fitch ratings:

S&P

MUNICIPAL BOND RATINGS

        An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

        The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                              AAA

        Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                              AA

        Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

MUNICIPAL NOTE RATINGS

                                             SP-1

        The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

COMMERCIAL PAPER RATINGS

        The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's

MUNICIPAL BOND RATINGS

                                              Aaa

        Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                              Aa

        Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds in the Aa category which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

COMMERCIAL PAPER RATINGS

        The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MUNICIPAL NOTE RATINGS

        Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

        A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, you should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

        Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                                         MIG 1/VMIG 1

        This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                                         MIG 2/VMIG 2

        This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch

MUNICIPAL BOND RATINGS

        The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operating performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                              AAA

        Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                              AA

        Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

        Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

SHORT-TERM RATINGS

        Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

        Although the credit analysis is similar to Fitch's bond ratings analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                             F-1+

        EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                              F-1

        VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                              F-2

        GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.





                                   APPENDIX C

        Set forth below, as to Class X shares of each Fund, as applicable, are those shareholders known by the Fund to own of record 5% or more of a class of shares of the Fund outstanding as of March 11, 2002.

MONEY FUND

Joan Miller, Suisun City, CA 94585-9614 - owned of record 41.4636%;

Debra Brown and Kim Brown, JTWROS, Union City, CA 94587-2595 - owned of record 17.4869%;

WELLS FARGO INVESTMENTS LLC, A/C #3712-9585, 608 SECOND AVENUE SOUTH, 8TH Floor, Minneapolis, MN 55402 - owned of record 14.0974%;

Iat Seng Lam and Leonor Vong, JTWROS, Union City, CA 94587-2595 - owned of record 9.7113%;

Eleesa M. Lam, Custodian, FBO Lee Dason Lam, Uniform Gift to Minors Act, Union City, CA 94587-2595 - owned of record 6.0200%.

NATIONAL MUNICIPAL FUND

The Trottwood Corp., Attn: Maurice Bendheim, 200 Park Avenue, New York, NY 10166-0020 - owned of record 100%.


TREASURY MONEY FUND

The Trottwood Corp., Attn: Maurice Bendheim, 200 Park Avenue, New York, NY 10166 -0020 - owned of record 100%.




                         GENERAL MONEY MARKET FUND, INC.

                            PART C. OTHER INFORMATION
                           -------------------------

Item 23.   Exhibits

-------    -------

    (a) (1) Registrant's Articles of Incorporation, Articles of Amendment and Articles Supplementary are incorporated by reference to Exhibits(1)(a), (1)(b), and (1)(c), respectively, to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on March 29, 1995.

    (a) (2) Articles of Amendment and Articles Supplementary are incorporated by reference to Exhibits (a)(2) and (a)(3), respectively, to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on March 29, 2000.

    (b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on March 29, 2000.

    (d) Management Agreement is incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on March 29, 1995.


    (e)(1) Distribution Agreement is incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on March 28, 2001.

    (e)(2) Forms of Service Agreements, Shareholders Services Plan
           Agreements and Distribution Plan Agreements are incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on March 29, 2000.

    (g)(1) Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on March 29, 1995.

    (g)(2) Amendment to Custody Agreement.

    (g)(3) Foreign Custody Manager Agreement.


    (h) Shareholder Services Plan with respect to Class A is incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on January 30, 1995. Shareholder Services Plan with respect to Class B and Class X is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on April 29, 1999.

   (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on March 29, 1995.

   (j)     Consent of Independent Auditors.

   (m)(1) Rule 12b-1 Service Plan, as amended, (Class A) is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on March 29, 2000.

   (m)(2)  Distribution Plan (Class B) is incorporated by reference to
           Exhibit 15(b) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on January 30, 1995. Rule 12b-1 Distribution Plan (Class X) is incorporated by reference to Exhibit
           (m)(2) of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on April 29, 1999.


   (n)     Rule 18f-3 Plan, as revised, is incorporated by reference to
           Exhibit (n) to Post-Effective Amendment No.   32 to the Registration
           Statement on Form N-1A, filed on March 29, 2000.

   (p) Code of Ethics adopted by the Registrant, Registrant's Adviser and Registrant's Distributor is incorporated by reference to Exhibit (p) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on March 28, 2001.


           OTHER EXHIBITS


           (a)(1) Power of Attorney of the Board members is incorporated by reference to Item 23 - Other Exhibits (a) to
                     Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on March 29, 2000.

           (a)(2)    Power of Attorney of the Officers.

           (b) Certificate of Assistant Secretary is incorporated by reference to Item 23 - Other Exhibits (b) to Post-Effective Amendment No. 33 to the Registation Statement on Form N-1A, filed on March 28, 2001.


Item 24.   Persons Controlled by or under Common Control with Registrant
--------   -------------------------------------------------------------


           Not Applicable.

Item 25.   Indemnification
--------   ---------------

           Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on March 29, 1995 and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on March 29, 2000 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.


         Reference is also made to the Distribution Agreement which is incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on March 28, 2001.


Item 26.   Business and Other Connections of Investment Adviser
-------  ----------------------------------------------

         The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisers, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.





ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)
----------------------------------------------------------------------------------

                  OFFICERS AND DIRECTORS OF INVESTMENT ADVISER


Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director, Vice Chairman,
and Chief Investment Officer

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Dreyfus Investment                    Chairman of the Board         1/97 - Present
Chief Operating Officer            Advisors, Inc.++                      Director                      5/95 - Present
                                                                         President                     5/95 - Present

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

THOMAS F. EGGERS                   Dreyfus Service Corporation++         Chief Executive Officer       3/00 - Present
President and  Director                                                  and Chairman of the
                                                                         Board
                                                                         Executive Vice President      4/96 - 3/00
                                                                         Director                      9/96 - Present

                                   Boston Safe Advisors, Inc*            Chairman of the Board         10/01 - Present
                                                                         Chief Executive Officer       10/01 - Present

                                   Founders Asset Management             Member, Board of              2/99 - Present
                                   LLC****                               Managers

                                   Dreyfus Investment Advisors, Inc.     Director                      1/00 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      3/99 - Present
                                   Massachusetts, Inc. +++

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                     10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation #5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman
                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation+         Vice Chairman                  9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director         2/99 - Present
                                   Inc.

                                   TBC Securities, Inc.                  President and Director         2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc.*             Chairman & CEO                 1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                 1/99 - Present
                                   Company

                                   Mellon Private Trust Co., N.A.        Chairman                       4/97 - Present
                                   2875 Northeast 191st Street,          Director                       4/97 - Present
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee             8/98 - Present

                                   Mellon Bank, N.A.+                    Exec. Management Group          8/01 - Present
                                                                         Exec. Vice President            2/99 - 9/01

                                   Mellon Trust of New York National     Chairman                       4/98 - Present
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - Present
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street            Director                    11/98 - Present
                                   North Miami, FL 33180

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company*                              Member

                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England                       Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments             Non-Resident Director         11/98 - Present
                                   Japan Co.
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.*           Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 - Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - 10/01

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present




MICHAEL G. MILLARD                 Dreyfus Service Corporation++         Director                      8/00 - Present
Director and Vice Chairman                                               Executive Vice President      8/00 - Present
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division


                                   Boston Safe Advisors, Inc.*           Director                      10/01 - Present

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   Boston Safe Advisors, Inc.*           Director                      10/01 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - Present
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1ST Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
DIRECTOR                           LLC****                               Chief Executive Officer       12/98 - Present

RICHARD F. SYRON                   Thermo Electron                       President                     6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer       6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                      4/94 - 6/99
                                   86 Trinity Place                      Chief Executive Officer       4/94 - 6/99
                                   New York, NY 10006

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
GENERAL COUNSEL,                   Advisors, Inc.++
Executive Vice President, and
SECRETARY                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The Truepenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

DIANE P. DURNIN                    None
Senior Vice President - Product
Development

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Boston Safe Advisors, Inc.*           Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                     10/98 - Present

                                   Dreyfus Investment                    Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, De 19808

                                   The Truepenny Corporation++           Vice President                10/98 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President                10/98 - Present

                                   Trotwood Hunters Site a Corp. ++      Vice President                10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++

MARY BETH LEIBIG                   None
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present
Vice President - Tax

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++

WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The Truepenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary

                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++




*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.







Item 27.   Principal Underwriters
--------   ----------------------

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:


1)      Dreyfus A Bonds Plus, Inc.
2)      Dreyfus Appreciation Fund, Inc.
3)      Dreyfus Balanced Fund, Inc.
4)      Dreyfus BASIC GNMA Fund
5)      Dreyfus BASIC Money Market Fund, Inc.
6)      Dreyfus BASIC Municipal Fund, Inc.
7)      Dreyfus BASIC U.S. Government Money Market Fund
8)      Dreyfus California Intermediate Municipal Bond Fund
9)      Dreyfus California Tax Exempt Bond Fund, Inc.
10)     Dreyfus California Tax Exempt Money Market Fund
11)     Dreyfus Cash Management
12)     Dreyfus Cash Management Plus, Inc.
13)     Dreyfus Connecticut Intermediate Municipal Bond Fund
14)     Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)     Dreyfus Florida Intermediate Municipal Bond Fund
16)     Dreyfus Florida Municipal Money Market Fund
17)     Dreyfus Founders Funds, Inc.
18)     The Dreyfus Fund Incorporated
19)     Dreyfus Global Bond Fund, Inc.
20)     Dreyfus Global Growth Fund
21)     Dreyfus GNMA Fund, Inc.
22)     Dreyfus Government Cash Management Funds
23)     Dreyfus Growth and Income Fund, Inc.
24)     Dreyfus Growth and Value Funds, Inc.
25)     Dreyfus Growth Opportunity Fund, Inc.
26)     Dreyfus Premier Fixed Income Funds
27)     Dreyfus Index Funds, Inc.
28)     Dreyfus Institutional Money Market Fund
29)     Dreyfus Institutional Preferred Money Market Funds
30)     Dreyfus Institutional Short Term Treasury Fund
31)     Dreyfus Insured Municipal Bond Fund, Inc.
32)     Dreyfus Intermediate Municipal Bond Fund, Inc.
33)     Dreyfus International Funds, Inc.
34)     Dreyfus Investment Grade Bond Funds, Inc.
35)     Dreyfus Investment Portfolios
36)     The Dreyfus/Laurel Funds, Inc.
37)     The Dreyfus/Laurel Funds Trust
38)     The Dreyfus/Laurel Tax-Free Municipal Funds
39)     Dreyfus LifeTime Portfolios, Inc.
40)     Dreyfus Liquid Assets, Inc.
41)     Dreyfus Massachusetts Intermediate Municipal Bond Fund
42)     Dreyfus Massachusetts Municipal Money Market Fund
43)     Dreyfus Massachusetts Tax Exempt Bond Fund
44)     Dreyfus MidCap Index Fund
45)     Dreyfus Money Market Instruments, Inc.
46)     Dreyfus Municipal Bond Fund, Inc.
47)     Dreyfus Municipal Cash Management Plus
48)     Dreyfus Municipal Money Market Fund, Inc.
49)     Dreyfus New Jersey Intermediate Municipal Bond Fund
50)     Dreyfus New Jersey Municipal Bond Fund, Inc.
51)     Dreyfus New Jersey Municipal Money Market Fund, Inc.
52)     Dreyfus New Leaders Fund, Inc.
53)     Dreyfus New York Municipal Cash Management
54)     Dreyfus New York Tax Exempt Bond Fund, Inc.
55)     Dreyfus New York Tax Exempt Intermediate Bond Fund
56)     Dreyfus New York Tax Exempt Money Market Fund
57)     Dreyfus U.S. Treasury Intermediate Term Fund
58)     Dreyfus U.S. Treasury Long Term Fund
59)     Dreyfus 100% U.S. Treasury Money Market Fund
60)     Dreyfus Pennsylvania Intermediate Municipal Bond Fund
61)     Dreyfus Pennsylvania Municipal Money Market Fund
62)     Dreyfus Premier California Municipal Bond Fund
63)     Dreyfus Premier Equity Funds, Inc.
64)     Dreyfus Premier International Funds, Inc.
65)     Dreyfus Premier GNMA Fund
66)     Dreyfus Premier Opportunity Funds
67)     Dreyfus Premier Worldwide Growth Fund, Inc.
68)     Dreyfus Premier Municipal Bond Fund
69)     Dreyfus Premier New York Municipal Bond Fund
70)     Dreyfus Premier State Municipal Bond Fund
71)     Dreyfus Premier Value Equity Funds
72)     Dreyfus Short-Intermediate Government Fund
73)     Dreyfus Short-Intermediate Municipal Bond Fund
74)     The Dreyfus Socially Responsible Growth Fund, Inc.
75)     Dreyfus Stock Index Fund
76)     Dreyfus Tax Exempt Cash Management
77)     The Dreyfus Premier Third Century Fund, Inc.
78)     Dreyfus Treasury Cash Management
79)     Dreyfus Treasury Prime Cash Management
80)     Dreyfus Variable Investment Fund
81)     Dreyfus Worldwide Dollar Money Market Fund, Inc.
82)     General California Municipal Bond Fund, Inc.
83)     General California Municipal Money Market Fund
84)     General Government Securities Money Market Funds, Inc.
85)     General Money Market Fund, Inc.
86)     General Municipal Bond Fund, Inc.
87)     General Municipal Money Market Funds, Inc.
88)     General New York Municipal Bond Fund, Inc.
89)     General New York Municipal Money Market Fund
90)     MPAM Funds Trust



(b)

                                                                                                 Positions and
Name and principal                                                                               Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------


Thomas F. Eggers *                    Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
Thomas E. Winnick *                   Director                                                   None
Charles Cardona *                     Executive Vice President and Director                      None
Anthony DeVivio **                    Executive Vice President and Director                      None
Jude C. Metcalfe **                   Executive Vice President                                   None
Michael Millard **                    Executive Vice President and Director                      None
Irene Papadoulis **                   Director                                                   None
Noreen Ross*                          Executive Vice President                                   None
David K. Mossman **                   Executive Vice President                                   None
Prasanna Dhore*                       Executive Vice President                                   None
William H. Maresca *                  Chief Financial Officer and Director                       None
James Book ****                       Senior Vice President                                      None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      None
Joseph Ecks +                         Senior Vice President                                      None
Lawrence S. Kash *                    Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
John Geli **                          Vice President                                             None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President - Compliance                                None
Janice Hayles *                       Vice President                                             None
Tracy Hopkins *                       Vice President                                             None
Hal Marshall *                        Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
B.J. Ralston **                       Vice President                                             None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
Bret Young *                          Vice President                                             None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None
Carlene Kim                           Assistant Secretary                                        None


*    Principal business address is 200 Park Avenue, New York, NY 10166.
**   Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***  Principal business address is 6500 Wilshire Boulevard, 8th Floor, Los Angles, CA 90048.
**** Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
+    Principal business address is One Boston Place, Boston, MA 02108.



Item 28.       Location of Accounts and Records
-------        --------------------------------

               1.     The Bank of New York

                      15 Broad Street

                      New York, New York 10286

               2.     Dreyfus Transfer, Inc.

                      P.O. Box 9263
                      Boston, Massachusetts 02205-8501

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None





                                  SIGNATURES
                                 -------------


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of March, 2002.


                GENERAL MONEY MARKET FUND, INC.

                BY:    /S/STEPHEN E. CANTER*
                       ---------------------
                       Stephen E. Canter, PRESIDENT

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

           Signatures                  Title                                      Date
          ----------                   ---------                                --------


/s/Stephen E. Canter*                  President (Principal Executive Officer)   03/28/02
-------------------------------
   Stephen E. Canter


/s/James Windels*                      Treasurer (Principal Financial and        03/28/02
-------------------------------         Accounting Officer)
   James Windels


/sS/Joseph Dimartino*                  Chairman of the Board of Directors        03/28/02
-------------------------------
   Joseph's DiMartino

/s/Clifford L. Alexander, Jr.*         Director                                  03/28/02
-------------------------------
   Clifford L. Alexander

/s/Peggy C. Davis*                     Director                                  03/28/02
-------------------------------
   Peggy C. Davis


/s/Ernest Kafka*                       Director                                  03/28/02
-------------------------------

  Ernest Kafka

/s/Nathan Leventhal*                   Director                                  03/28/02
-------------------------------
   Nathan Leventhal*



*BY:  /s/Janette E. Farragher
       ----------------------
      Janette E. Farragher,
      Attorney-in-Fact



                         GENERAL MONEY MARKET FUND, INC.


                                INDEX OF EXHIBITS



           (g) (2)   Amendment to Custody Agreement.

           (g) (3)   Foreign Custody Manager Agreement.

           (j)  Consent of Independent Auditors.

      Other Exhibits

           (a) (2)   Power of Attorney of the Officers.